File No. 33-23351, 811-5626
                                            Filed under Rule 497(c)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                         GOLDENSELECT DVA SERIES 100                          +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Wilming-ton, Delaware

                      DEFERRED VARIABLE ANNUITY PROSPECTUS

                          GOLDENSELECT DVA SERIES 100

================================================================================

This prospectus describes group and individual deferred variable annuity contracts (the "contract") offered by Golden American Life Insurance Company ("Golden American" "we" "our" or "us"). The owner ("you" or "your") purchases the contract with an initial premium of $25,000 or more and is permitted to make additional premium payments.

The contract is funded by Separate Account B ("Account B").

Nineteen divisions of Account B are currently available under the contract. The investments available through the divisions of Account B include mutual fund portfolios (the "Series") of The GCG Trust (the "GCG Trust") and the Equi-Select Series Trust (the "ESS Trust").

This prospectus describes the contract and provides background information regarding Account B. The prospectuses for the Trusts which must accompany this prospectus, provide information regarding investment activities and policies of the Trusts.

You may allocate your premiums among the nineteen divisions currently available under the contract in any way you choose, subject to certain restrictions. You may change the allocation of your accumulation value up to five times per contract year free of charge.

You may surrender the contract for its cash surrender value at any time before the annuity commencement date provided the annuitant and owner are living. The cash surrender value will vary daily with the investment results of the contract. We do not guarantee any minimum cash surrender value. You may make partial withdrawals under the contract, subject to certain restrictions.

We will pay a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary.

This prospectus describes your principal rights and limitations and sets forth the information concerning the Accounts that investors should know before investing. A Statement of Additional Information dated May 1, 1997 relating to the Accounts has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a copy of this document call or write our Customer Service Center. The Table of Contents of the State-ment of Additional Information may be found on the last page of this prospec-tus. The Statement of Additional Information is incorporated herein by refer-ence.

================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTRACTS AND UNDERLYING SERIES SHARES WHICH FUND THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE GCG TRUST AND ESS TRUST.

ISSUED BY:        DISTRIBUTED BY:             ADMINISTERED AT:
Golden American   Directed Services, Inc.     Customer Service Center
Life Insurance    Wilmington, Delaware 19801  Mailing Address:P.O. Box 8794
Company                                       Wilmington, Delaware 19899-8794
                                              1-800-366-0066






                         PROSPECTUS DATED: MAY 1, 1997

 TABLE OF CONTENTS

                                                                            PAGE
DEFINITION OF TERMS........................................................   3
FEE TABLE..................................................................   5
SUMMARY OF THE CONTRACT....................................................   7
CONDENSED FINANCIAL INFORMATION............................................  10
 Index of Investment Experience
 Financial Statements
 Performance Related Information
INTRODUCTION...............................................................  12
FACTS ABOUT THE COMPANY AND ACCOUNT B......................................  12
 Golden American
 Account B Divisions
 The GCG Trust and the ESS Trust
 Changes Within Account B
FACTS ABOUT THE CONTRACT...................................................  17
 The Owner
 The Annuitant
 The Beneficiary
 Change of Owner or Beneficiary
 Availability of the Contract
 Types of Contracts
 Your Right to Select or Change Contract Options Premiums
 Making Additional Premium Payments
 Crediting Premium Payments
 Restrictions on Allocation of Premium Payments
 Your Right to Reallocate
 Dollar Cost Averaging Option
 What Happens if a Division is Not Available
 Your Accumulation Value
 Accumulation Value in Each Division
 Measurement of Investment Experience
 Cash Surrender Value
 Surrendering to Receive the Cash Surrender Value
 Partial Withdrawals
 Proceeds Payable to the Beneficiary
 Reports to Owners
 When We Make Payments

                                                                            PAGE
CHARGES AND FEES...........................................................  25
 Charge Deduction Division
 Charges Deducted from the Accumulation Value
 Charges Deducted from the Divisions
 Trust Expenses
CHOOSING AN INCOME PLAN....................................................  26
 The Income Plan
 Annuity Commencement Date Selection
 Frequency Selection
 The Annuity Options
 Payment When Named Person Dies
OTHER INFORMATION..........................................................  28
 Other Contract Provisions
 Contract Changes -- Applicable Tax Law
 Your Right to Cancel or Exchange Your Contract
 Other Contract Changes
 Group or Sponsored Arrangements
 Selling the Contract
 Reinsurance
REGULATORY INFORMATION.....................................................  29
 Voting Rights
 State Regulation
 Legal Proceedings
 Legal Matters
 Experts
FEDERAL TAX CONSIDERATIONS.................................................  30
 Introduction
 Golden American Tax Status
 Taxation of Non-Qualified Annuities
 Taxation of Individual Retirement Annuities
ADDITIONAL CONSIDERATIONS..................................................  35
 Distribution-at-Death Rules
 Taxation of Death Benefit Proceeds
 Transfer of Annuity Contracts
 (S)1035 Exchanges
 Assignments
 Multiple Contracts Rule
STATEMENT OF ADDITIONAL INFORMATION........................................  37
 Table of Contents

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

 DEFINITION OF TERMS

ACCOUNTS

Separate Account B.

ACCUMULATION VALUE

The amount that the contract provides for investment at any time. Initially, this amount is equal to the premium paid. Thereafter, the accumulation value will reflect the premiums paid, investment experience, charges deducted and partial withdrawals taken.

ANNUITANT

The person designated by the owner to receive the annuity payments and whose death initiates payment of the death benefit.

ANNUITY COMMENCEMENT DATE

The date on which annuity payments begin.

ANNUITY OPTIONS

Options the owner selects that determine the form and amount of annuity payments.

ANNUITY PAYMENT

The periodic payment an annuitant receives. It may be either a fixed or a vari-able amount based on the annuity option chosen.

ATTAINED AGE

The issue age of the annuitant plus the number of full years elapsed since the contract date.

BENEFICIARY

The person designated to receive benefits in the case of the death of the annu-itant (when there is no contingent annuitant) or owner.

BUSINESS DAY

Any day the New York Stock Exchange ("NYSE") is open for trading, exclusive of Federal holidays, or any other day on which the SEC requires that mutual funds, unit investment trusts or other investment portfolios be valued.

CASH SURRENDER VALUE

The amount the owner receives if the owner surrenders the contract.

CHARGE DEDUCTION DIVISION

The Liquid Asset Division, which is the division from which all charges are deducted if so designated on the application or enrollment form, or later elected by the owner.

CONTINGENT ANNUITANT

The person designated by the owner who, upon the annuitant's death prior to the annuity commencement date, becomes the annuitant.

CONTRACT

The entire contract consisting of the basic contract, the application or enrollment form and any riders or endorsements.

CONTRACT ANNIVERSARY

The anniversary of the contract date.

CONTRACT DATE

The date on which we have received the initial premium and upon which we begin determining the contract values. It may or may not be the same as the issue date. This date is used to determine contract months, processing dates, years and anniversaries.

CONTRACT PROCESSING DATES

The days when we deduct certain charges from the accumulation value. If the contract processing date is not a valuation date, it will be on the next succeeding valuation date. The contract processing dates will be once each year on the contract anniversary.

CONTRACT PROCESSING PERIOD

The period between successive contract processing dates unless it is the first contract processing period. In that case, it is the period from the contract date to the first contract processing date.

CONTRACT YEAR

The period between contract anniversaries.

CUSTOMER SERVICE CENTER

Where service is provided to our contract owners. The mailing address and tele-phone number of the Customer Service Center are shown on the cover.

DEFERRED ANNUITY

A contract which provides for the accumulation of funds that will reflect investment experience. These funds may be applied under an annuity option at the annuity commencement date.

ENDORSEMENTS

An endorsement changes or adds provisions to the contract.

EXPERIENCE FACTOR

The factor which reflects the investment experience of the portfolio in which a division invests and also reflects the charges assessed against the division for a valuation period.

FREE LOOK PERIOD

The period of time within which the contract owner may examine the contract and return it for a refund.

GENERAL ACCOUNT

The account which contains all of our assets other than those held in our sepa-rate accounts.

INDEX OF INVESTMENT EXPERIENCE

The index that measures the performance of a separate account division.

INITIAL PREMIUM

The payment amount required to put a contract into effect.

ISSUE AGE

The annuitant's age on his or her last birthday on or before the contract date.

ISSUE DATE

The date the contract is issued at our Customer Service Center.

OWNER

The person who owns the contract and is entitled to exercise all rights under the contract. This person's death also initiates payment of the death benefit.

RIDER

A rider adds benefits to the contract.

SPECIALLY DESIGNATED DIVISION

The Liquid Asset Division. Distributions from a portfolio underlying a division in which reinvestment is not available will be allocated to this division unless you specify otherwise.

VALUATION DATE

The day at the end of a valuation period when each division is valued.

VALUATION PERIOD

Each business day together with any non-business days before it.

 FEE TABLE

OWNER TRANSACTION EXPENSES (deducted from accumulation value)
DISTRIBUTION FEE (ANNUAL SALES LOAD) AS A PERCENTAGE OF THE INITIAL
 AND EACH ADDITIONAL PREMIUM, deducted at the end of each contract processing period following receipt of each premium (or at the time of surrender if surrendered before the end of a contract processing period) over a ten year period from the date we receive and accept each premium payment...................................  0.65% (/1/)
EXCESS ALLOCATION CHARGE...........................................    $0(/2/)
PARTIAL WITHDRAWAL CHARGE (2.0% of the withdrawal for each
 additional conventional partial withdrawal after the first in a
 contract year) not to exceed:.....................................   $25
ANNUAL CONTRACT FEES (deducted from the accumulation value)
ADMINISTRATIVE CHARGE..............................................    $0
SEPARATE ACCOUNT ANNUAL EXPENSES (percentage of assets in each separate account division)
MORTALITY AND EXPENSE RISK CHARGE..................................  1.25% (/1/)
ASSET BASED ADMINISTRATIVE CHARGE..................................  0.10%
Total Separate Account Annual Expenses.............................  1.35%

THE GCG TRUST ANNUAL EXPENSES (based on combined assets of the indicated groups of Series)

                                                   OTHER            TOTAL
              SERIES              FEES(/3/)    EXPENSES(/4/)       EXPENSES
              ------              --------- ------------------- --------------
   Multiple Allocation, Fully
   Managed, Capital
   Appreciation, Rising
   Dividends, All-Growth,
   Real Estate, Hard Assets,        0.99%          0.01%            1.00%
   Value Equity,
   Strategic Equity, and Small
   Cap Series:


   Emerging Markets Series:(/5/)    1.75%          0.05%            1.80%


   Managed Global Series:(/6/)      1.25%          0.01%            1.26%


   Limited Maturity Bond and        0.60%          0.01%            0.61%
   Liquid Asset Series:

THE ESS TRUST ANNUAL EXPENSES:

                                                   OTHER            TOTAL
                                                 EXPENSES          EXPENSES
                                                   AFTER            AFTER
                                                  EXPENSE          EXPENSE
              SERIES              FEES(/3/) REIMBURSEMENTS(/7/) REIMBURSEMENTS
              ------              --------- ------------------- --------------

   OTC, Research and Total          0.80%          0.40%            1.20%
   Return Portfolios:


   Growth & Income and Value +
   Growth Portfolios:               0.95%          0.40%            1.35%

-------------------
(1) We also offer a DVA through another prospectus, which is a contract with a different charging structure.
(2) We reserve the right to impose a charge in the future at a maximum of $25 for each allocation change in excess of twelve per Contract Year.
(3) Fees decline as combined assets increase (see Account B Divisions and the Trust prospectuses for details).
(4) Other expenses generally consist of independent trustees fees and expenses.
(5) Expenses have been restated to reflect current fees.
(6) The expenses for the Managed Global Series are based on the actual experi-ence of the Series together with that of its predecessor for accounting purposes, the Managed Global Account of Separate Account D. On September 3, 1996, the Managed Global Account was reorganized into the Managed Global Division of Account B and the Managed Global Series of the GCG Trust.
(7) Other expenses shown take into account the effect of EISI's agreement to reimburse the portfolios for all operating expenses, excluding management fees, that exceed 0.40% of its average daily net assets. This reimbursement agreement commenced February 1, 1997. Prior to February 1, 1997, EISI reim-bursed the portfolios for all operating expenses, excluding management fees, that exceeded 0.75% of their average daily net assets. This reim-bursement is voluntary and can be terminated at any time. In the absence of the current reimbursement agreement, Other Expenses would have been 0.55%, 0.51%, 0.45%, 0.69% and 0.95%, respectively for the OTC, Research, Total Return, Growth & Income, and Value + Growth Portfolios for the year ended December 31, 1996.

Example:

Whether you surrender or do not surrender your contract at the end of the applicable time period, you would pay the following expenses for each $1,000 of initial premium, assuming a 5% annual return on assets:

--------------------------------------------------------------------------------

DIVISION                               ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Multiple Allocation................... $ 30.31    $92.38     $156.45    $326.13
Fully Managed.........................   30.31     92.38      156.45     326.13
Capital Appreciation..................   30.31     92.38      156.45     326.13
Rising Dividends......................   30.31     92.38      156.45     326.13
All-Growth............................   30.31     92.38      156.45     326.13
Real Estate...........................   30.31     92.38      156.45     326.13
Hard Assets...........................   30.31     92.38      156.45     326.13
Value Equity..........................   30.31     92.38      156.45     326.13
Strategic Equity......................   30.31     92.38      156.45     326.13
Small Cap.............................   30.31     92.38      156.45     326.13
Emerging Markets......................   38.29    116.03      195.34     400.96
OTC...................................   32.31     98.34      166.32     345.46
Research..............................   32.31     98.34      166.32     345.46
Total Return..........................   32.31     98.34      166.32     345.46
Growth & Income.......................   33.81    102.79      173.66     359.68
Value + Growth........................   33.81    102.79      173.66     359.68
Managed Global........................   32.91    100.13      169.27     351.17
Limited Maturity Bond.................   26.40     80.63      136.89     287.21
Liquid Asset..........................   26.40     80.63      136.89     287.21

--------------------------------------------------------------------------------

For purposes of computing the annual per contract administrative charge, the dollar amounts shown in the examples are based on an initial premium of $95,000.

The purpose of the fee table is to assist you in understanding the various costs and expenses that you may bear directly or indirectly. The fee table reflects expenses of Account B as well as the Trusts. Premium taxes may also be applicable. See Charges and Fees, Premium Taxes. For a complete description of contract costs and expenses see the section titled Charges and Fees. For a more complete description of the costs and expenses of the Trusts, see the Trust prospectuses.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

 SUMMARY OF THE CONTRACT

This prospectus has been designed to provide you with information regarding the contract and Account B which funds the contract. Information concerning the Series underlying the divisions of Account B is set forth in the Trust prospec-tuses.

This summary is intended to provide only a very brief overview of the more significant aspects of the contract. Further detail is provided in this prospectus and in the contract. The contract, together with its attached appli-cation or enrollment form and any riders or endorsements, constitutes the entire agreement between you and us and should be retained.

This prospectus has been designed to provide you with the necessary information to make a decision on purchasing the contract offered by Golden American and funded by Account B.

You have a choice of investments. We do not promise that your accumulation value will increase. Depending on the contract's investment experience for funds invested in Account B, the accumulation value, cash surrender value and death benefit may increase or decrease on any day. You bear the investment risk.

DESCRIPTION OF THE CONTRACT

The contract is designed to establish retirement benefits for two types of purchasers. The first type of purchaser is one who is eligible to participate in, and purchases a contract for use with, an individual retirement annuity ("IRA") meeting the requirements of section 408(b) of the Internal Revenue Code of 1986 ("qualified plan"). For a contract funding a qualified plan, distribu-tion must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. The second type of purchaser is one who purchases a contract outside of a qualified plan ("non-qualified plan").

The contract also offers a choice of annuity options to which you may apply the accumulation value on the annuity commencement date or the cash surrender value upon surrender of the contract. See Choosing an Income Plan.

AVAILABILITY

We can issue a contract if both the annuitant and the owner are not older than age 85 and accept additional premium payments until either the annuitant or owner reaches the attained age of 85 for non-qualified plans (age 70 1/2 for qualified plans, except for rollover contributions). The minimum initial premium is $25,000 for qualified and non-qualified plans. In connection with qualified plans, we will only accept rollover contributions of $25,000 or more as the initial premium. We also offer a DVA through another prospectus, which is a contract with a different charging structure. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

The minimum additional premium payment we will accept is $500 for a non-quali-fied plan and $250 for a qualified plan. We will take under consideration and may refuse to accept a premium payment if the sum of all premium payments received under the contract totals more than $1,500,000.

THE DIVISIONS

There are nineteen divisions of Account B currently available under the contract. Each of the nineteen divisions offered under this prospectus invests in a mutual fund portfolio with its own distinct investment objectives and policies. Each division of Account B invests in a corresponding Series of the GCG Trust, managed by Directed Services, Inc. ("DSI"), or a corresponding Series of the ESS Trust, managed by Equitable Investment Services, Inc. ("EISI," and together with DSI, the "Managers"). The Trusts and the Managers have retained several portfolio managers to manage the assets of each Series. See Facts About the Company and Account B and Account B Divisions.

HOW THE ACCUMULATION VALUE VARIES

The accumulation value varies each day based on investment results. You bear the risk of poor investment performance and you receive the benefits from favorable investment performance. The accumulation value also reflects premium payments, charges deducted and partial withdrawals. See Accumulation Value in Each Division.

SURRENDERING YOUR CONTRACT

The cash surrender value varies each day depending on investment results. We do not guarantee any minimum cash surrender value. You may surrender the contract and receive its cash surrender value at any time while both the annuitant and owner are living and before the annuity commencement date. See Cash Surrender Value and Surrendering to Receive the Cash Surrender Value.

TAKING PARTIAL WITHDRAWALS

After the free look period, prior to the annuity commencement date and while the contract is in effect, you may take partial withdrawals from the accumula-tion value of the contract. You may take conventional partial withdrawals once per contract year without charge. Alternatively, you may elect in advance to take systematic partial withdrawals on a monthly or quarterly basis. If you have an IRA contract, you may elect IRA partial withdrawals on a monthly, quar-terly or annual basis.

Partial withdrawals are subject to certain restrictions as defined in this prospectus. See Partial Withdrawals.

DOLLAR COST AVERAGING

Under this option, you may choose to have a specified dollar amount transferred from either the Limited Maturity Bond Division or Liquid Asset Division to the other divisions on a monthly basis with the objective of shielding your invest-ment from short-term price fluctuations. See Dollar Cost Averaging Option.

YOUR RIGHT TO CANCEL THE CONTRACT

You may cancel your contract within the free look period which is a ten day period of time beginning when you receive the contract. For purposes of admin-istering our allocation and certain other administrative rules, we deem this period to end 15 days after the contract is mailed from our Customer Service Center. Some states may require that we provide a longer free look period. In some states we restrict the initial premium allocation during the free look period. See Your Right to Cancel or Exchange Your Contract.

YOUR RIGHT TO CHANGE THE CONTRACT

The contract may be changed to another annuity plan subject to our rules at the time of the change. See Other Contract Changes.

DEATH BENEFIT PROCEEDS

The contract provides a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or an owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

CONTRACT PROCESSING PERIODS

The first contract processing period begins with the contract date and ends at the close of business on the first contract processing date. All subsequent contract processing periods begin at the close of business on the most recent contract processing date and extend to the close of business on the next contract processing date. There is one contract processing period each year.

DEDUCTIONS FOR CHARGES AND FEES

We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions we impose. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. See Charges and Fees. We may reduce certain charges under group or sponsored arrangements. See Group or Sponsored Arrangements. We may also reduce certain charges for contracts purchased in combination with certain flexible premium variable life products that we offer. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE

 We deduct a sales load in an annual amount of 0.65% of each premium at the end of each contract processing period (or at the time of surrender if surrendered before the end of the processing period) for a period of ten years from the date we receive and accept each premium payment.

 We also offer through other prospectuses, other DVAs which are contracts with a different charging structures.

MORTALITY AND EXPENSE RISK CHARGE

 We charge each division of the Accounts with a daily asset based charge for mortality and expense risks equivalent to an annual rate of 1.25%.

PREMIUM TAXES

 Generally, premium taxes are incurred on the annuity commencement date, and a charge for premium taxes is then deducted from the accumulation value on such date. Some jurisdictions impose a premium tax at the time the initial or additional premiums are paid, regardless of the annuity commencement date.

EXCESS ALLOCATION CHARGE

 The first five allocation changes in any contract year may be made without charge. Each subsequent allocation change is subject to a $25 excess alloca-tion charge.

PARTIAL WITHDRAWAL CHARGE

 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. See Partial With-drawals, Conventional Partial Withdrawal Option.

ASSET BASED ADMINISTRATIVE CHARGE

 We charge each division of the Accounts with a daily asset based charge to cover contract administration equivalent to an annual rate of 0.10%.

TRUST EXPENSES

 There are fees and expenses deducted from each Series. The investment perfor-mance of the Series and deductions for fees and expenses from the Trusts will affect your accumulation value. Please read the Trust prospectuses for details.

TAX PENALTIES

The ultimate effect of Federal income taxes on the amounts held under an annuity contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends on Golden American's tax status and upon the tax status of the individuals concerned. In general, an owner is not taxed on increases in value under an annuity contract until some form of distribution is made under it. There may be tax penalties if you make a with-drawal or surrender the contract before reaching age 59 1/2. See Federal Tax Considerations.

 CONDENSED FINANCIAL INFORMATION

INDEX OF INVESTMENT EXPERIENCE

The upper table gives the index of investment experience for each division of Account B on their respective commencement of operations and on December 31, 1989, 1990, 1991, 1992, 1993, 1994,
1995 and 1996, as applicable. The index of investment experience is equal to the value of a unit for each division of Account B. The total value of each division as of the end of each period indicated is shown in the lower table.

                                             INDEX OF INVESTMENT EXPERIENCE
                           ------------------------------------------------------------
DIVISION                   1/24/89      12/31/89     12/31/90     12/31/91     12/31/92
--------                   -------      --------     --------     --------     --------
Multiple Allocation.....   $10.00        $10.76       $11.12       $13.16       $13.22
Fully Managed...........    10.00         10.38         9.78        12.46        13.06
Capital Appreciation....       --(1)         --(1)        --(1)        --(1)     10.99
Rising Dividends........       --(3)         --(3)        --(3)        --(3)        --(3)
All-Growth..............    10.00         10.71         9.74        13.03        12.52
Real Estate.............    10.00          9.85         7.65        10.08        11.32
Hard Assets.............    10.00         11.71         9.91        10.31         9.17
Value Equity............       --(4)         --(4)        --(4)        --(4)        --(4)
Strategic Equity........       --(5)         --(5)        --(5)        --(5)        --(5)
Small Cap...............       --(6)         --(6)        --(6)        --(6)        --(6)
Emerging Markets........       --(3)         --(3)        --(3)        --(3)        --(3)
OTC.....................       --(7)         --(7)        --(7)        --(7)        --(7)
Research................       --(8)         --(8)        --(8)        --(8)        --(8)
Total Return............       --(8)         --(8)        --(8)        --(8)        --(8)
Growth & Income.........       --(7)         --(7)        --(7)        --(7)        --(7)
Value + Growth..........       --(8)         --(8)        --(8)        --(8)        --(8)
Managed Global..........       --(2)         --(2)        --(2)        --(2)     10.01
Limited Maturity Bond...    10.00         10.83        11.55        12.65        13.09
Liquid Asset............    10.00         10.64        11.31        11.78        11.98


                                Index of Investment Experience
                         -----------------------------------------------
DIVISION                 12/31/93     12/31/94     12/31/95     12/31/96
--------                 --------     --------     --------     --------
Multiple Allocation.....  $14.50       $14.13       $16.58       $17.79
Fully Managed...........   13.86        12.68        15.10        17.33
Capital Appreciation....   11.74        11.40        14.63        17.36
Rising Dividends........   10.28        10.20        13.19        15.70
All-Growth..............   13.16        11.58        13.98        13.72
Real Estate.............   13.10        13.74        15.80        21.10
Hard Assets.............   13.57        13.73        14.99        19.70
Value Equity............      --(4)        --(4)     13.34        14.56
Strategic Equity........      --(5)        --(5)     10.00        11.78
Small Cap...............      --(6)        --(6)        --(6)     11.85
Emerging Markets........   12.40        10.38         9.20         9.74
OTC.....................      --(7)        --(7)        --(7)     15.74
Research................      --(8)        --(8)        --(8)        --(8)
Total Return............      --(8)        --(8)        --(8)        --(8)
Growth & Income.........      --(7)        --(7)        --(7)     12.49
Value + Growth..........      --(8)        --(8)        --(8)        --(8)
Managed Global..........   10.48         9.03         9.56        10.59
Limited Maturity Bond...   13.71        13.36        14.73        15.16
Liquid Asset............   12.13        12.41        12.92        13.38


                                         TOTAL ACCUMULATION VALUE
                       ---------------------------------------------------------------
DIVISION                12/31/89         12/31/90         12/31/91          12/31/92
--------               -----------      -----------      -----------      ------------
Multiple Alloca-
 tion...............   $15,556,366      $23,963,356      $57,739,245      $115,124,744
Fully Managed.......     5,333,885        5,414,160        9,834,436        37,352,585
Capital Apprecia-
 tion...............            --(1)          --(1)          --(1)   18,366,222
Rising Dividends....            --(3)          --(3)          --(3)           --(3)
All-Growth..........     3,077,542      4,528,380     11,159,814      23,418,811
Real Estate.........       650,003        309,556        696,180       3,600,461
Hard Assets.........     2,320,696      2,460,399      2,646,183       2,882,417
Value Equity........            --(4)          --(4)          --(4)           --(4)
Strategic Equity....            --(5)          --(5)          --(5)           --(5)
Small Cap...........            --(6)          --(6)          --(6)           --(6)
Emerging Markets....            --(3)          --(3)          --(3)           --(3)
OTC.................            --(7)          --(7)          --(7)           --(7)
Research............            --(8)          --(8)          --(8)           --(8)
Total Return........            --(8)          --(8)          --(8)           --(8)
Growth & Income.....            --(7)          --(7)          --(7)           --(7)
Value + Growth......            --(8)          --(8)          --(8)           --(8)
Managed Global......            --(2)          --(2)          --(2)   38,699,402
Limited Maturity
 Bond...............     2,595,966        8,009,970       15,935,184        39,861,202
Liquid Asset........     2,190,649        8,419,953        9,224,303        12,769,536

                     ------------------------------------------------------------------
                       12/31/93          12/31/94          12/31/95          12/31/96
                     ------------      ------------      ------------      ------------
Multiple Alloca-
 tion............... $273,158,122      $297,507,994      $305,499,995      $270,427,444
Fully Managed.......  108,290,963        98,836,207       117,325,242       134,430,861
Capital Apprecia-
 tion...............   86,798,642        88,344,684       121,047,204       145,988,538
Rising Dividends....   14,387,382        50,384,765        80,341,660       123,572,620
All-Growth..........   56,055,565        70,623,784        91,960,166        76,841,848
Real Estate.........   28,772,896        36,936,728        34,814,825        50,680,643
Hard Assets.........   21,436,544        32,746,767        26,991,780        43,301,050
Value Equity........           --(4)             --(4)     28,447,742        42,860,704
Strategic Equity....           --(5)             --(5)      8,030,333        29,858,001
Small Cap...........           --(6)             --(6)             --(6)     33,055,763
Emerging Markets....   30,488,589        59,747,048        36,887,958        37,153,421
OTC.................           --(7)             --(7)             --(7)      4,571,461
Research............           --(8)             --(8)             --(8)             --(8)
Total Return........           --(8)             --(8)             --(8)             --(8)
Growth & Income.....           --(7)             --(7)             --(7)      8,274,883
Value + Growth......           --(8)             --(8)             --(8)             --(8)
Managed Global......   88,477,493        86,208,555        72,375,222        86,266,168
Limited Maturity
 Bond...............   71,622,231        71,573,009        67,838,218        54,334,320
Liquid Asset........   16,497,588        45,364,989        36,490,508        37,475,760

-------------
(1) The Capital Appreciation Division became available for investment on May 4, 1992, starting with an index of investment experience of $10.00.
(2) The index of investment experience for the Managed Global Division is based on the actual experience of its predecessor for accounting purposes, the Managed Global Account of Golden American's Separate Account D. The Managed Global Account became available for investment on October 21, 1992, starting with an index of investment experience of $10.00.
(3) The Rising Dividends and Emerging Markets Divisions became available for investment on October 4, 1993, starting with an index of investment experience of $10.00.
(4) The Value Equity Division became available for investment on January 1, 1995, starting with an index of investment experience of $10.00.
(5) The Strategic Equity Division became available for investment on October 2, 1995, starting with an index of investment experience of $10.00.
(6) The Small Cap Division became available for investment on January 2, 1996, starting with an index of investment experience of $10.00.
(7) The OTC and Growth & Income Divisions became available for investment on September 3, 1996, starting with an index experience of $14.69 and $10.95, respectively.
(8) The Research, Total Return and Value + Growth Divisions became available for investment on January 20, 1997, starting with indices of investment experience of $16.51, $13.82, and $12.01, respectively.

  In order to provide for continuity in results, the above table is based on charges for the contract described in this prospectus. Contracts issued prior to May 1, 1993, were based on lower asset charges and, thus, would have higher values for the indices of investment experience.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account B (as well as the audi-tors' report thereon) and the audited financial statements of the Managed Global Account of Separate Account D, the predecessor entity of the Managed Global Series for accounting purposes, for the years ended December 31, 1995 and 1994 (as well as the auditors' report thereon) appear in the Statement of Additional Information. The audited financial statements of Golden American prepared in accordance with generally accepted accounting principles for the years ended December 31, 1996, 1995 and 1994 (as well as the auditors' report thereon) are contained in the Statement of Additional Information.

PERFORMANCE RELATED INFORMATION

Performance information for the divisions of Account B, including the yield and effective yield of the Liquid Asset Division, the yield of the remaining divi-sions, and the total return of all divisions may appear in reports and promo-tional literature to current or prospective owners.

Current yield for the Liquid Asset Division will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Liquid Asset Division is calcu-lated in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of earnings.

For the remaining divisions, quotations of yield will be based on all invest-ment income per unit (accumulation value divided by the index of investment experience -- see Measurement of Investment Experience, Index of Investment Experience and Unit Value) earned during a given 30-day period, less expenses accrued during the period ("net investment income"). Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a contract over a period of one, five, and ten years (or, if less, up to the life of the division), and will reflect the deduction of the applicable distribution fee, the asset based administrative charge and the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods that do not take into account certain contractual charges such as the distribution fee and surrender charge. Quotations of yield and average annual total return for the Managed Global Division take into account the period prior to September 3, 1996, during which it was maintained as a division of Account D.

Performance information for a division may be compared, in reports and promo-tional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of secu-rities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used inde-pendent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, including VARDS, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deduc-tions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical contract under which the accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objec-tives and policies, characteristics and quality of the portfolio of the Series of the respective Trust in which the division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the divisions, see the Statement of Addi-tional Information.

 INTRODUCTION


Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The following information describes the contract and Account B. Account B invests in mutual fund portfolios of The GCG Trust and The ESS Trust.

 FACTS ABOUT THE COMPANY AND ACCOUNT B

GOLDEN AMERICAN

Golden American Life Insurance Company ("Golden American" or the "Company") is a stock life insurance company organized under the laws of the State of Dela-ware and is an indirect wholly owned subsidiary of Equitable of Iowa Companies ("Equitable of Iowa"). Prior to December 30, 1993, Golden American was a Minne-sota corporation. Prior to August 13, 1996, Golden American was a wholly owned indirect subsidiary of Bankers Trust Company. We are authorized to do business in all jurisdictions except New York. In May 1996, we established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to do business in New York. We offer variable annuities and variable life insurance. Administrative services for the contract are provided at our Customer Service Center, the address is shown on the cover. As of December 31, 1996, Golden American had stockholder's equity of approximately $140.5 million and total assets of approximately $1.7 billion, including approximately $1.21 billion of separate account assets.

Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable American Insurance Company, Equitable Investment Services, Inc. ("EISI"), Equi-table of Iowa Securities Network, Inc., Directed Services, Inc. ("DSI") and Golden American. As of December 31, 1996, Equitable of Iowa had over $12.5 billion in assets.

SEPARATE ACCOUNT B

All obligations under the contract are general obligations of Golden American. Account B is a separate investment account used to support our variable annuity contracts and for other purposes as permitted by applicable laws and regula-tions. The assets of Account B are kept separate from our general account and any other separate accounts we may have. We may offer other variable annuity contracts investing in Account B which are not discussed in this prospectus. Account B may also invest in other series which are not available to the contract described in this prospectus.

We own all the assets in Account B. Income and realized and unrealized gains or losses from assets in Account B are credited to or charged against that account without regard to other income, gains or losses in our other investment accounts. As required, the assets in Account B are at least equal to the reserves and other liabilities of that account. These assets may not be charged with liabilities from any other business we conduct.

They may, however, be subject to liabilities arising from divisions of Account B whose assets are attributable to other variable annuity contracts supported by Account B. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Account B was established on July 14, 1988 to invest in mutual funds, unit investment trusts or other investment portfolios which we determine to be suit-able for the contract's purposes. Account B is treated as a unit investment trust under Federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an investment company. It is governed by the laws of Delaware, our state of domicile, and may also be governed by the laws of other states in which we do business. Registration with the SEC does not involve any supervision by the SEC of the management or investment policies or practices of Account B.

ACCOUNT B DIVISIONS

Account B is divided into divisions. The Managed Global Series was formerly the Managed Global

Account of Golden American's Separate Account D from October 22, 1992 until September 3, 1996. Currently, each division of Account B offered under this prospectus invests in a portfolio of the GCG Trust or the ESS Trust. DSI serves as the Manager to each Series of the GCG Trust, and EISI serves as the Manager to each Series of the ESS Trust. See the Trusts' prospectuses for details. The Trusts, DSI and EISI have retained several portfolio managers to manage the assets of each Series as indicated below. There may be restrictions on the amount of the allocation to certain divisions based on state laws and regulations. The investment objectives of the various Series in the Trusts are described below. There is no guarantee that any portfolio or Series will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Account B may also have other divi-sions investing in other series which are not available to the contract described in this prospectus.

DSI and EISI provide the overall business management and administrative serv-ices necessary for the Series' operation and provide or procure the services and information necessary to the proper conduct of the business of the Series. See the Trust prospectuses for details.

DSI is responsible for providing or procuring, at DSI's expense, the services reasonably necessary for the ordinary operation of the Series of the GCG Trust. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for assets), taxes (if any) paid by a Series of the GCG Trust, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. See the Trust prospectuses for details.

Each Trust pays its respective Manager for its services a monthly fee based on the following percentages of the average daily net assets of the Series shown in the tables below. DSI and EISI (and not the Trusts) pay each portfolio manager a monthly fee for managing the assets of the Series.

THE GCG TRUST

-------------------------------------------------------------------------------

SERIES                                         FEES (based on combined assets of the indicated groups of Series)
---------------------------------------------  -----------------------------------------------------------------

Multiple Allocation, Fully Managed, Capital    1.00% of first $750 million;
Appreciation, Rising Dividends, All-Growth,    0.95% of next $1.250 billion;
Real Estate, Hard Assets, Value Equity,        0.90% of next $1.5 billion; and
Strategic Equity, and Small Cap Series:        0.85% of amount in excess of $3.5 billion


Emerging Markets Series:                       1.75% of average daily net assets

Managed Global:                                1.25% of first $500 million;
                                               1.05% of amount in excess of $500 million

Limited Maturity Bond and                      0.60% of first $200 million;
Liquid Asset Series:                           0.55% of next $300 million; and
                                               0.50% of amount in excess of $500 million
-------------------------------------------------------------------------------

THE ESS TRUST

-------------------------------------------------------------------------------
SERIES                                         FEES
---------------------------------------------  -----------------------------------------------------------------

OTC, Research and Total Return Portfolios:     0.80% of first $300 million;
                                               0.55% of amount in excess of $300 million

Growth & Income and Value + Growth Portfo-     0.95% of first $200 million;
 lios:                                         0.75% of amount in excess of $200 million

-------------------------------------------------------------------------------

The following divisions invest in shares of the designated Series of the GCG Trust.

MULTIPLE ALLOCATION DIVISION
MULTIPLE ALLOCATION SERIES
OBJECTIVE
 The highest total return, consisting of capital appreciation and current income, consistent with the preservation of capital and elimination of unnec-essary risk.
INVESTMENTS
 Investment in equity and debt securities and the use of certain sophisticated investment strategies and techniques.
PORTFOLIO MANAGER
 Zweig Advisors Inc.

FULLY MANAGED DIVISION
FULLY MANAGED SERIES
OBJECTIVE
 High total investment return over the long term, consistent with the preser-vation of capital and prudent investment risk.
INVESTMENTS
 Invests primarily in common stocks. The Series also may invest in fixed income securities and money market instruments to preserve its principal value during uncertain or declining market conditions. The Series' strategy is based on the premise that, from time to time, certain asset classes are more attractive long terminvestments than others.
PORTFOLIO MANAGER
 T. Rowe Price Associates, Inc.

CAPITAL APPRECIATION DIVISION
CAPITAL APPRECIATION SERIES
OBJECTIVE
 Long-term capital growth.
INVESTMENTS
 Invests in common stocks and preferred stock that will be allocated among various categories of stocks referred to as "components" which consist of the following: (i) The Growth Component -- Securities that the portfolio manager believes have the following characteristics: stability and quality of earn-ings and positive earnings momentum; dominant competitive positions; and demonstrate above-average growth rates as compared to published S&P 500 earn-ings projections; and (ii) The Value Component -- Securities that the port-folio manager regards as fundamentally undervalued, i.e., securities selling at a discount to asset value and securities with a relatively low price- /earnings ratio. The securities eligible for this component may include real estate stocks, such as securities of publicly-owned companies that, in the portfolio manager's judgement, offer an optimum combination of current divi-dend yield, expected dividend growth, and discount to current real estate value.
PORTFOLIO MANAGER
 Chancellor LGT Asset Management, Inc.

RISING DIVIDENDS DIVISION
RISING DIVIDENDS SERIES
OBJECTIVE
 Capital appreciation, with dividend income as a secondary objective.
INVESTMENTS
 Investment in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and an under-leveraged balance sheet.
PORTFOLIO MANAGER
 Kayne, Anderson Investment Management, L.P.

ALL-GROWTH DIVISION
ALL-GROWTH SERIES
OBJECTIVE
 Capital appreciation.
INVESTMENTS
 Investment in securities selected for their long- term growth prospects. PORTFOLIO MANAGER
 Pilgrim Baxter & Associates, Ltd.

REAL ESTATE DIVISION
REAL ESTATE SERIES
OBJECTIVE
 Capital appreciation, with current income as a secondary objective.
INVESTMENTS
 Investment in publicly traded equity securities of companies in the real estate industry listed on national exchanges or on the National Association of Securities Dealers Automated Quotation System.
PORTFOLIO MANAGER
 E.I.I. Realty Securities, Inc.

HARD ASSETS DIVISION  (FORMERLY NATURAL RESOURCES)
HARD ASSETS SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment in equity and debt securities of companies engaged in the explora-tion, develop-ment, production, and distribution of natural resources.
PORTFOLIO MANAGER
 Van Eck Associates Corporation

VALUE EQUITY DIVISION
VALUE EQUITY SERIES
OBJECTIVE
 Capital appreciation, with dividend income as a secondary objective.
INVESTMENTS
 Investment primarily in equity securities of U.S. and foreign issuers which, when purchased, meet quantitative standards believed by the Portfolio Manager to indicate above average financial soundness and high intrinsic value rela-tive to price.
PORTFOLIO MANAGER
 Eagle Asset Management, Inc.

EMERGING MARKETS DIVISION
EMERGING MARKETS SERIES
OBJECTIVE
 Long-term growth of capital.
INVESTMENTS
 Investment primarily in equity securities of companies that are considered to be in emerging market countries in the Pacific Basin, Latin America and else-where. Income is not an objective, and any production of current income is considered incidental to the objective of growth of capital.
PORTFOLIO MANAGER
 Putnam Investment Management, Inc.

MANAGED GLOBAL DIVISION
MANAGED GLOBAL SERIES
OBJECTIVE
 Capital appreciation
INVESTMENTS
 Investment primarily in common stocks of both domestic and foreign issuers. PORTFOLIO MANAGER
 Putnam Investment Management, Inc.

LIMITED MATURITY BOND DIVISION
LIMITED MATURITY BOND SERIES
OBJECTIVE
 Highest current income consistent with low risk to principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.
INVESTMENTS
 Investment primarily in a diversified portfolio of limited maturity debt securities. No individual security will at the time of purchase have a remaining maturity longer than seven years and the dollar-weighted average maturity of the Series will not exceed five years.
PORTFOLIO MANAGER
 Equitable Investment Services, Inc.

LIQUID ASSET DIVISION
LIQUID ASSET SERIES
OBJECTIVE
 High level of current income consistent with the preservation of capital and liquidity.
INVESTMENTS
 Obligations of the U.S. Government and its agencies and instrumentalities; bank obligations; commercial paper and short-term corporate debt securities.
TERM
 All issues maturing in less than one year.
PORTFOLIO MANAGER
 Equitable Investment Services, Inc.

STRATEGIC EQUITY DIVISION
STRATEGIC EQUITY SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment primarily in equity securities based on various equity market timing techniques. The amount of the Series' assets allocated to equities shall vary from time to time to seek positive investment performance from advancing equity markets and to reduce exposures to equities when risk/reward characteristics are believed to be less attractive.
PORTFOLIO MANAGER
 Zweig Advisors Inc.

SMALL CAP DIVISION
SMALL CAP SERIES
OBJECTIVE
 Long-term capital appreciation.
INVESTMENTS
 Investment primarily in equity securities of companies that, at the time of purchase, have a total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index.
PORTFOLIO MANAGER
 Fred Alger Management, Inc.

The following Divisions invest in designated Series of the ESS Trust.

OTC DIVISION
OTC PORTFOLIO
OBJECTIVE
 Long-term growth of capital.
INVESTMENTS
 Investment primarily in securities of companies that are traded principally on the over-the-counter (OTC) market.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company

RESEARCH DIVISION
RESEARCH PORTFOLIO
OBJECTIVE
 Long-term growth of capital and future income.
INVESTMENTS
 Investment primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company

TOTAL RETURN DIVISION
TOTAL RETURN PORTFOLIO
OBJECTIVE
 Above-average income consistent with prudent employment of capital.
INVESTMENTS
 Investment primarily in equity securities.
PORTFOLIO MANAGER
 Massachusetts Financial Services Company

GROWTH & INCOME DIVISION
GROWTH & INCOME PORTFOLIO
OBJECTIVE
 Long-term total return.
INVESTMENTS
 Investment primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both.
PORTFOLIO MANAGER
 Robertson, Stephens & Company Investment Management, L.P.

VALUE + GROWTH DIVISION
VALUE + GROWTH PORTFOLIO
OBJECTIVE
 Capital appreciation.
INVESTMENTS
 Investment primarily in mid-cap growth companies with favorable relationships between price/ earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to approximately $2 billion.
PORTFOLIO MANAGER
 Robertson, Stephens & Company Investment Management, L.P.

THE GCG TRUST AND THE ESS TRUST

The GCG Trust is an open-end management investment company, more commonly called a mutual fund. The GCG Trust's shares may also be available to certain separate accounts funding variable life insurance policies offered by Golden American. This is called "mixed funding."

The GCG Trust may also sell its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. This is called "shared funding." Although we do not anticipate any inherent difficul-ties arising from either mixed or shared funding it is theoretically possible that, due to differences in tax treatment or other considerations, the interest of owners of various contracts participating in the GCG Trust might at sometime be in conflict. After the GCG Trust receives the requisite order from the SEC, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The Board of Trustees of the GCG Trust, the Trust's Manager, and we and any other insurance companies participating in the GCG Trust are required to monitor events to identify any material conflicts that arise from the use of the GCG Trust for mixed and/or shared funding or between various policyowners and pension and retirement plans. For more information about the risks of mixed and shared funding please refer to the GCG Trust prospectus.

The ESS Trust is also an open-end management investment company. Currently, the ESS Trust's shares are not available to separate accounts of other insurance companies except affiliated insurance companies such as Golden American. It is anticipated that in the future the ESS Trust will become available to separate accounts of unaffiliated companies as well as to separate accounts funding variable life insurance policies offered by Golden American.

You will find complete information about both the GCG Trust and the ESS Trust, including the risks associated with each Series, in the accompanying Trust prospectuses. You should read them carefully in conjunction with this prospectus before investing. Additional copies of the Trust prospec-tuses may be obtained by contacting our Customer Service Center.

CHANGES WITHIN ACCOUNT B
We may from time to time make additional divisions available. These divisions will invest in investment portfolios we find suitable for the contract. We also have the right to eliminate investment divisions from Account B, to combine two or more divisions, or to substitute a new portfolio for the port-folio in which a division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the contract. This may happen due to a change in laws or regulations, or a change in a portfo-lio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. In addition, we reserve the right to transfer assets of Account B, which we determine to be associated with the class of contracts to which your contract belongs, to another account. If necessary, we will get prior approval from the insurance department of our state of domicile before making such a substitution or transfer. We will also get any required approval from the SEC and any other required approvals before making such a substitution or transfer. We will notify you as soon as practicable of any proposed changes.

When permitted by law, We reserve the right to:

(1) deregister Account B under the 1940 Act;

(2) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

(3) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

(4) restrict or eliminate any voting rights as to Account B; and

(5) combine Account B with other accounts.

 FACTS ABOUT THE CONTRACT

THE OWNER
You are the owner. You are also the annuitant unless another annuitant is named in the application or enrollment form. You have the rights and options described in the contract. One or more persons may own the contract.

Death of an owner activates the death benefit provision. In the case of a sole owner who dies prior to the annuity commencement date, we will pay the benefi-ciary the death benefit then due. The sole owner's estate will be the benefi-ciary if no beneficiary designation is in effect, or if the designated benefi-ciary has predeceased the owner. In the case of a joint owner of the contract dying prior to the annuity commencement date, we will designate the surviving owner(s) as the beneficiary(ies). This supersedes any previous beneficiary designation. In the case where the owner is a trust, the beneficial owner of the trust will be treated as the owner of the contract solely for the purpose of activating the death benefit provision. See Contracts Owned by Non-Natural Persons.

THE ANNUITANT
The annuitant will receive the annuity benefits of the contract if living on the annuity commencement date. If the annuitant dies before the annuity commencement date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant. Once named, neither the annuitant nor the contingent annuitant, if any, may be changed at any time.

If there is no contingent annuitant when the annuitant dies prior to the annuity commencement date, we will pay the beneficiary the death benefit then due. The beneficiary will be as provided in the beneficiary designation then in effect. If no beneficiary designation is in effect, or if there is no designated beneficiary living, the owner will be the beneficiary. If the annu-itant was the sole owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

THE BENEFICIARY
The beneficiary is the person to whom we pay death benefit proceeds if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. We pay death benefit proceeds to the primary bene-ficiary. See Proceeds Payable to the Beneficiary.

If the beneficiary dies before the annuitant or owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the owner (if other than the annuitant). If the owner was the annuitant, we pay any death benefit proceeds to the annuitant's estate.

One or more persons who must be individuals may be named as beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries. You may specify other than equal shares.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary must act together to exercise the rights and options under the contract.

CHANGE OF OWNER OR BENEFICIARY
During the annuitant's lifetime and while the contract is in effect, you may transfer ownership of the contract (if purchased in connection with a non-qual-ified plan) subject to our published rules at the time of the change. You may also change the beneficiary. To make either of these changes, you must send us written notice of the change in a form satisfactory to us. The change will take effect as of the day the notice is signed. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. See Additional Considerations, Transfer of Annuity Contracts, and Assignments.

AVAILABILITY OF THE CONTRACT
We can issue a contract if both the annuitant and the owner are not older than age 85.

TYPES OF CONTRACTS

QUALIFIED CONTRACTS
 The contract may be issued as an Individual Retirement Annuity or in connec-tion with an individual retirement account. In the latter case, the contract will be issued without an Individual Retirement Annuity endorsement, and the rights of the participant under the contract will be affected by the terms and conditions of the particular individual retirement trust or custodial account, and by provisions of the Code and the regulations thereunder. For example, the individual retirement trust or custodial account will impose minimum distribution rules, which require distributions to commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. For both Individual Retirement Annuities and individual retirement accounts, we will only accept a $25,000 rollover contribution as the minimum initial premium.

 IF THE CONTRACT IS PURCHASED TO FUND A QUALIFIED PLAN, DISTRIBUTION MUST COMMENCE NOT LATER THAN APRIL 1ST OF THE CALENDAR YEAR FOLLOWING THE CALENDAR YEAR IN WHICH YOU ATTAIN AGE 70 1/2.

NON-QUALIFIED CONTRACTS
 The contract may fund any non-qualified plan. Non-qualified contracts do not qualify for any tax-favored treatment other than the benefits provided for by annuities.

YOUR RIGHT TO SELECT OR CHANGE CONTRACT OPTIONS
Before the annuity commencement date, you may change the annuity commencement date, frequency of annuity payments or the annuity option by sending a written request to the Customer Service Center. The annuitant named on the application or enrollment form may not be changed at any time.

PREMIUMS
You purchase the contract with an initial premium. After the end of the free look period, you may make additional premium payments. See Making Additional Premium Payments. The minimum initial premium is $25,000 for qualified and non-qualified contracts. In connection with qualified plans, we will only accept rollover contributions of $25,000 or more as the initial premium. We also offer other DVAs through other prospectuses which are contracts with different charging structures.

We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000. We may change the minimum initial or addi-tional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

QUALIFIED PLANS
 For IRA contracts, the annual premium on behalf of any individual contract may not exceed $2,000. Provided your spouse does not make a contribution to an IRA, you may set up a spousal IRA even if your spouse has earned some compensation during the year. The maximum deductible amount for a spousal IRA program is the lesser of $2,250 or 100% of your compensation reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can go to either your or your spouse's IRA in any one year. For example, $1,750 may go to your IRA and $500 to your spouse's IRA. These maximums are not applicable if the premium is the result of a rollover from another qualified plan.

WHERE TO MAKE PAYMENTS
 Remit premium payments to our Customer Service Center. The address is shown on the cover. We will send you a confirmation notice.

MAKING ADDITIONAL PREMIUM PAYMENTS
You may make additional premium payments after the end of the free look period. We can accept additional premium payments until either the annuitant or owner reaches the attained age of 85 under non-qualified plans. For quali-fied plans, no contributions may be made to an IRA contract for the taxable year in which you attain age 70 1/2 and thereafter (except for rollover contributions). The minimum additional premium payment we will accept is $500 for a non-qualified plan and $250 for a qualified plan.

CREDITING PREMIUM PAYMENTS
The initial premium will be accepted or rejected within two business days of receipt by us of a completed application or enrollment form. We may retain the initial premium for up to five days while attempting to complete an incomplete application or enrollment form. If the application or enrollment form cannot be made complete within five valuation days, the applicant or enrollee will be informed of the reasons for the delay and the initial premium will be returned immediately unless the applicant or enrollee specifically consents to our retaining the initial premium until the application or enrollment form is made complete. Thereafter, all premiums will be accepted on the day received.

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial and additional premium payments by wire order from the broker-dealer to the Customer Service Center. Such transmittals must be accom-panied by a simultaneous telephone facsimile transmission containing the essential information we require to open an account and allocate the premium payment.

Premium payments accepted via wire order and accompanying facsimile transmis-sions will be invested at the value next determined following receipt. Wire orders not accompanied by facsimile transmissions, or accompanied by facsimile transmissions which do not contain the essential information we require to open an account and allocate the premium payment, may be retained for a period not exceeding five business days while an attempt is made to obtain the required facsimile transmission. If the required facsimile transmission cannot be obtained within five business days, the Customer Service Center will inform the broker-dealer, on behalf of the applicant/enrollee, of the reasons for the delay and return the premium payment immediately to the broker-dealer for return to the applicant/enrollee, unless the applicant/enrollee specifically consents to allow us to retain the premium payment until the required facsimile transmission is received by the Customer Service Center.

We will issue the contract; however, until we have received and accepted at the Customer Service Center a properly completed application or enrollment form, we reserve the right to rescind the contract. If an application or enrollment form is not received within ten days of receipt of the initial premium via wire order, or if an incomplete application or enrollment form is received and cannot be completed within ten days of receipt of the initial premium, the amount of the initial premium, with any gain, will be returned to the broker-dealer for return to the applicant/enrollee. In no event will less than the full amount of the initial premium be returned to the applicant/enrollee.

On the date we receive and accept your initial or additional premium payment:

(1) We allocate the initial premium among the divisions according to your instructions, subject to any restrictions. See Restrictions on Allocation of Premium Payments. For additional premium payments, the accumulation value will increase by the amount of the premium. If we do not receive instructions from you, the increase in the accumulation value will be allocated among the divisions in proportion to the amount of accumulation value in each division as of the date we receive and accept the additional premium payment.

(2) For an initial premium, we calculate the distribution fee and any charge for premium taxes, if applicable. When an additional premium payment is made we increase any distribution fee and any charge for premium taxes, if applicable. These charges will be collected by us from the contract's accumulation value. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes.)

(3) For an initial premium, we calculate the guaranteed death benefit. When an additional premium payment is made we increase the guaranteed death bene-fit.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION
 In certain states, we will also accept, by agreement with broker-dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Customer Service Center for purchase of the contract. Contact the Customer Service Center to find out about state availability.

 Upon receipt of the electronic data and wire transmittal, we will open an account and allocate the premium payment according to the client's instruc-tions. Based on the information provided, we will generate an application or enrollment form and contract to be forwarded to the applicant/enrollee for signature.

 During the period from receipt of the initial premium until the signed appli-cation or enrollment form is received, the owner may not execute any finan-cial transactions with respect to the contract unless such transactions are requested in writing and signature guaranteed.

RESTRICTIONS ON ALLOCATION OF PREMIUM PAYMENTS
We may require that the initial premium be allocated to the Specially Desig-nated Division during the free look period for initial premiums received from some states. After the free look period, if your initial premium was allocated to the Specially Designated Division, we will transfer the accumulation value to the divisions you previously selected based on the index of investment expe-rience next computed for each division. See Measurement of Investment Experi-ence, Index of Investment Experience and Unit Value.

YOUR RIGHT TO REALLOCATE
You may reallocate your accumulation value among the divisions of Account B at the end of the free look period. You are allowed five allocation changes per contract year without charge. There will be a charge of $25 deducted from the accumulation value for each additional allocation change. When a reallocation is made, we redeem shares of the Series underlying the divisions you are trans-ferring from at their net asset value. Reinvestment is then made in shares of the Series of the divisions you are transferring to at their net asset value. To make a reallocation change, you must provide us with satisfactory notice at our Customer Service Center.

RESTRICTIONS ON REALLOCATIONS
 Some restrictions may apply based on the free look provisions of the state where the contract is issued. See Your Right to Cancel or Exchange Your Contract.

DOLLAR COST AVERAGING OPTION
If you have at least $10,000 of accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division, you may choose to have a specified dollar amount transferred from this division to other divisions in Account B on a monthly basis. The main Objective of dollar cost averaging is to attempt to shield your investment from short- term price fluctuations. Since the same dollar amount is transferred to other divisions each month, more units are purchased in a division if the value per unit is low and less units are purchased if the value per unit is high.

Therefore, a lower than average value per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluc-tuations but does not assure a profit or protect against a loss in declining markets. See Measurement of Investment Experience, Index of Investment Experi-ence and Unit Value.

This dollar cost averaging option may be elected at the time the application or enrollment form is completed or at a later date. The minimum amount that may be transferred each month is $250. The maximum amount which may be transferred is equal to the accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division when elected, divided by 12.

The transfer date will be the same calendar day each month as the contract date. The dollar amount will be allocated to the divisions in which you are invested in proportion to your accumulation value in each division unless you specify otherwise. If, on any transfer date, the accumulation value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each contract year, or cancel this option by sending us satisfactory notice to the Customer Service Center at least seven days before the next transfer date. Any allocation under this option will not be included in deter-mining if the excess allocation charge will apply.

WHAT HAPPENS IF A DIVISION IS NOT AVAILABLE
When a distribution is made from an investment portfolio supporting a division of Account B in which reinvestment is not available, we will allocate the distribution, unless you specify otherwise, to the Specially Designated Division.

Such a distribution can occur when (a) an investment portfolio matures, or (b) a distribution from a portfolio or division cannot be reinvested in the port-folio or division due to the unavailability of securities for acquisition. When an investment portfolio matures, we will notify you in writing 30 days in advance of that date. To elect an allocation to other than the Specially Desig-nated Division, you must provide satisfactory notice to us at least seven days prior to the date the portfolio matures. Such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted. When a distribution from a portfolio or division cannot be reinvested in the portfolio due to the unavailability of securities for acquisition, we will notify you promptly after the allocation has occurred. If within 30 days you allocate the accumulation value from the Specially Desig-nated Division to other divisions of your choice, such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted.

YOUR ACCUMULATION VALUE
Your accumulation value is the sum of the amounts in each of the divisions in which you are invested, and is the amount available for investment at any time. You select the divisions to which to allocate the accumulation value. We adjust your accumulation value on each Valuation Date to reflect the divisions' investment performance and on each contract processing date to reflect the removal of any charges. The accumulation value is applied to your choice of an annuity option on the annuity commencement date. See Choosing an Income Plan.

You may choose up to sixteen divisions and allocate your accumulation value among them in any way you choose.

ACCUMULATION VALUE IN EACH DIVISION

ON THE CONTRACT DATE
 On the contract date, the accumulation value is allocated to each division as specified on the application or enrollment form, unless the contract is issued in a state that requires the return of premium payments during the free look period, in which case, your initial premium will be allocated to the Specially Designated Division during the free look period. See Your Right to Cancel or Exchange Your Contract.

ON EACH VALUATION DATE
 At the end of each subsequent valuation period, the amount of accumulation value in each division will be calculated as follows:

 (1) We take the accumulation value in the division at the end of the preceding valuation period.

 (2) We multiply (1) by the division's net rate of return for the current valuation period.

 (3) We add (1) and (2).

 (4) We add to (3) any additional premium payments allocated to the division during the current valuation period.

 (5) We add or subtract allocations to or from that division during the current valuation period.

 (6) We subtract from (5) any partial withdrawals and any associated charges allocated to that division during the current valuation period.

 (7) We subtract from (6) the amounts allocated to that division for:

   (a) any contract fees; and

   (b) any distribution fee and any charge for premium taxes. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes.)

All amounts in (7) are allocated to each division in the proportion that (6) bears to the accumulation value, unless the Charge Deduction Division has been specified.

MEASUREMENT OF INVESTMENT EXPERIENCE

INDEX OF INVESTMENT EXPERIENCE AND UNIT VALUE
 The investment experience of a division is determined on each valuation date. We use an index to measure changes in each division's experience during a valuation period. We set the index at $10 when the first Investments in a division are made, except for the OTC, Research, Total Return, Growth and Income, and Value + Growth Divisions, which started with indices of $14.69, $16.51, $13.82, $10.95, and $12.01, respectively. The index for a current valuation period equals the index for the preceding valuation period multi-plied by the experience factor for the current valuation period.

 We may express the value of amounts allocated to the divisions in terms of units. We determine the number of units for a given amount on a valuation date by dividing the dollar value of that amount by the index of investment experience for that date. The index of investment experience is equal to the value of a unit.

HOW WE DETERMINE THE EXPERIENCE FACTOR
 For divisions of Account B the experience factor reflects the investment experience of the Series in which a division invests as well as the charges assessed against the division for a valuation period. The factor is calcu-lated as follows:

 (1) We take the net asset value of the portfolio in which the division invests at the end of the current valuation period.

 (2) We add to (1) the amount of any dividend or capital gains distribution declared for the investment portfolio and reinvested in such portfolio during the current valuation period. We subtract from that amount a charge for our taxes, if any.

 (3) We divide (2) by the net asset value of the portfolio at the end of the preceding valuation period.

 (4) We subtract the daily mortality and expense risk charge from each divi-sion for each day in the valuation period.

 (5) We subtract the daily asset based administrative charge from each divi-sion for each day in the valuation period.

 Calculations for divisions investing in a Series are made on a per share basis.

NET RATE OF RETURN FOR A DIVISION OF ACCOUNT B
 The net rate of return for a division during a valuation period is the expe-rience factor for that valuation period minus one.

CASH SURRENDER VALUE
Your contract's cash surrender value fluctuates daily with the investment results of the divisions you have selected. We do not guarantee any minimum. On any date before the annuity commencement date while the contract is in effect, the cash surrender value is calculated as follows:

(1) We take the contract's accumulation value;

(2) We deduct any incurred distribution fee and any unrecovered charge for premium taxes. (See Charges and Fees, Premium Taxes);

(3) We deduct any charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
The contract may be surrendered by the owner at any time while the annuitant is living and before the annuity commencement date.

A surrender will be effective on the date your written request and the contract are received by us at our Customer Service Center and the cash surrender value is determined accordingly as of that date. All benefits under the contract will then be terminated as of that date. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. See The Annuity Options. We will usually pay the cash surrender value within seven days but we may delay payment as described in the When We Make Payments provision.

PARTIAL WITHDRAWALS
Prior to the annuity commencement date, while the annuitant is living and the contract is in effect, you may take partial withdrawals from the accumulation value by sending satisfactory notice to the Customer Service Center. Unless you specify otherwise, the amount of the withdrawal will be taken in proportion to the amount of accumulation value in each division in which you are invested.

There are three options available for selecting partial withdrawals, the Conventional Partial Withdrawal Option, the Systematic Partial Withdrawal Option and the IRA Partial Withdrawal Option. All three options are described below. Partial withdrawals may not be repaid.

CONVENTIONAL PARTIAL WITHDRAWAL OPTION
 After the free look period, you may take a conventional partial withdrawal once each contract year without charge. If you take more than one conven-tional partial withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn. The minimum amount you may withdraw under this option is $1,000. In no event may a conventional partial withdrawal or a combination of a conventional partial withdrawal and system-atic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal. Also, in no event may a combination of a conventional partial withdrawal and IRA partial withdrawals received or expected to be received during a contract year, exceed 25% of the accumulation value as of the date of the conventional partial withdrawal.

SYSTEMATIC PARTIAL WITHDRAWAL OPTION
 This option may be elected at the time the application or enrollment form is completed, or at a later date. This option may be elected to commence in a contract year where a conventional partial withdrawal has been taken. However, it may not be elected while the IRA partial withdrawal option is in effect.

 You may choose to receive systematic partial withdrawals on a monthly or quarterly basis from the accumulation value in the divisions of Account B. The commencement of payments under this option may not be elected to start sooner than 28 days after the contract issue date. You select the date of the quarter or month when the withdrawals will be made but no later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of each month as the contract date. You may select a dollar amount or a percentage of the accumulation value as the amount of your with-drawal subject to the following maximums, but in no event can a payment be less than $100:

    FREQUENCY   MAXIMUM PERCENTAGE
    ---------   ------------------
     Monthly          1.25%
    Quarterly         3.75%

 If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage of the accumulation value on the withdrawal date, the amount withdrawn will be reduced so that it equals such percentage. For example, if a $2,500 monthly withdrawal was elected and on the withdrawal date 1.25% of the accumulation value equaled $1,500, the withdrawal amount would be reduced to $1,500. If a percentage is selected and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we would increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the minimum. If it is above the maximum percentage we will send the amount and then cancel the option. For example, if you selected 1.0% to be systematically withdrawn on a monthly basis and that amount equaled $90, and since $100 is less than 1.25% of the accumulation value, we would send $100. If 1.0% equaled $75, since $100 is more than 1.25% of the accumulation value we would send $75 and then cancel the option. In such a case, in order to receive systematic partial withdrawals in the future, you would be required to submit a new notice to our Customer Service Center.

 You may change the amount or percentage of your withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to us at our Customer Service Center at least seven days prior to the next sched-uled withdrawal date. However, you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a conventional partial withdrawal.

 In no event may a systematic partial withdrawal or a combination of a conven-tional partial withdrawal and systematic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumula-tion value as of the date of the current withdrawal.

IRA PARTIAL WITHDRAWAL OPTION
 If you have an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made to you to satisfy requirements imposed by Federal tax law. IRA partial withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. See Federal Tax Considera-tions, Taxation of Individual Retirement Annuities. We will send you a notice before your distributions must commence, and you may elect this option at that time, or at a later date. You may not elect IRA partial withdrawals while the systematic partial withdrawal option is in effect. If you do not elect the IRA partial withdrawal option, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law will be made. Thus, if the systematic partial withdrawal option is in effect, distribution under that option must be adequate to satisfy the mandatory distribution rules imposed by Federal tax law.

 You may choose to receive IRA partial withdrawals on a monthly, quarterly or annual frequency. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of the month as the contract date.

 We will determine the amount that is required to be withdrawn from your contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. At the time we determine the required partial withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the partial withdrawal amount is greater than the accumulation value, we will cancel the contract and send you the amount of the cash surrender value.

 You may change the payment frequency of your withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date.

PARTIAL WITHDRAWALS IN GENERAL
 CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING PARTIAL WITHDRAWALS. A partial withdrawal made before the taxpayer reaches age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. Please refer to Federal Tax Considerations for more details.

PROCEEDS PAYABLE TO THE BENEFICIARY
If either the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date, we will pay the beneficiary the death benefit proceeds under the contract. Such amount may be received in a single sum or applied to any of the annuity options. See The Annuity Options. If we do not receive a request to apply the death benefit proceeds to an annuity option, a single sum distribution will be made. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

If the annuitant and owner are both age 75 or younger at issue the death benefit is the greater of the accumulation value and the guaranteed death benefit.

MAXIMUM GUARANTEED DEATH BENEFIT
 This amount is calculated as follows:

 (1) We determine the total premiums paid;

 (2) We multiply (1) by two;

 (3) We determine the total partial withdrawals taken; and

 (4) We subtract (3) from (2).

GUARANTEED DEATH BENEFIT
 On the contract date the guaranteed death benefit is equal to the initial premium. On subsequent valuation dates, the guaranteed death benefit is calculated as follows:

 (1) We take the guaranteed death benefit from the prior valuation date;

 (2) We calculate interest on (1) for the current valuation period at an annual rate of 7% (the guaranteed death benefit interest rate), except that with respect to amounts in the Liquid Asset Division, the interest rate applied to such amounts will be the net rate of return for the Liquid Asset Division during the current valuation period, if it is less than 7%;

 (3) We add (1) and (2);

 (4) We add to (3) any additional premiums paid during the current valuation period; and,

 (5) We subtract from (4) any partial withdrawals made during the current valuation period.

 If (5) is greater than the maximum guaranteed death benefit, we will pay the maximum guaranteed death benefit.

 If the annuitant or owner is age 76 or older at issue, the death benefit is the greater of:

 (1) The cash surrender value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
 We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

REPORTS TO OWNERS
We will send you a report once each contract quarter within 31 days after the end of each contract quarter. The report will show the accumulation value, the cash surrender value, and the death benefit as of the end of the contract quarter.

The report will also show the allocation of the accumulation value as of such date and the amounts deducted from or added to the accumulation value since the last report. The report will also include any other information that may be currently required by the insurance supervisory official of the jurisdic-tion in which the contract is delivered.

We will also send you copies of any shareholder reports of the portfolios or securities in which Account B invests, as well as any other reports, notices or documents required by law to be furnished to contract owners.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and the cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

However, we may delay payment of amounts derived from the divisions if it is not practical for us to value or dispose of shares of Account B because:

(1) The NYSE is closed for trading;

(2) The SEC determines that a state of emergency exists;

(3) An order or pronouncement of the SEC permits a delay for the protection of contract owners; or,

(4) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

During such times, as to amounts allocated to the divisions, we may delay:

(1) Determination and payment of any cash surrender value;

(2) Determination and payment of any death benefit if death occurs before the annuity commencement date;

(3) Allocation changes of the accumulation value; or,

(4) Application under an annuity option of the accumulation value.

 CHARGES AND FEES

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts, for providing the benefits payable thereunder and for bearing various risks there-under. The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Surrender Charge collected may not fully cover all of the distribution expenses incurred by us.

CHARGE DEDUCTION DIVISION
You may specify on the application or enrollment form if you wish to use the Charge Deduction Division Option. If you so specify, all charges against the accumulation value will be deducted from the Liquid Asset Division. If the amount of the charge is greater than the amount in the division, the charge will be deducted proportionately from all the divisions in which you are invested. You may also choose to elect or cancel this option while the contract is in force by sending us satisfactory notice to our Customer Service Center. If you do not elect this option, the charges will be deducted proportionately from all the divisions in which you are invested.

CHARGES DEDUCTED FROM THE ACCUMULATION VALUE
We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. We may reduce certain fees and charges, including any distribution fees, surrender, administration, and mortality and expense risk charges, under group or sponsored arrangements. See Group or Sponsored Arrangements. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE
 We deduct a sales load in an annual amount of 0.65% of each premium. This charge is incurred at the beginning of each contract processing period and deducted at the end of each contract processing period (or at the time of surrender if surrendered before the end of a contract processing period) for a period of ten years from the date we receive and accept each premium payment.

 We also offer a DVA through another prospectus, which is a contract with a different charging structure.

PREMIUM TAXES
 We make a charge for state and local premium taxes in certain states which can range from 0% to 3.5% of premium. The charge depends on the annuitant's state of residence. We reserve the right to change this amount to conform with changes in the law or if the annuitant or owner changes state of resi-dence, as applicable.

 Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from your accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states we initially advance the amount of the charge for premium taxes to your accumulation value and then deduct it in equal installments on each contract processing date over a six year period, as applicable.

 Currently, in those states where we advance the charge for premium taxes, we will waive the deduction of the applicable installments of the charge for premium taxes on each contract processing date. However, we will deduct the unrecovered charge for premium taxes (not including installments which were waived) when determining the cash surrender value payable if you surrender your contract. We reserve the right to deduct the total amount of the charge for premium taxes previously waived and unrecovered on the annuity commence-ment date.

 In those cases when we advance the charge for premium taxes, since the charge for premium taxes is advanced to the accumulation value, a positive net rate of return will give a higher cash surrender value and a negative net rate of return will give a lower cash surrender value than would be the case had the charge for premium taxes been deducted from your premium payment.

EXCESS ALLOCATION CHARGE
 We currently do not assess a charge for allocation changes made during a Contract Year. We reserve the right, however, to assess a $25 charge for each allocation change after the twelfth allocation change in a Contract Year. This amount represents the maximum we will charge. The charge would be deducted from the division(s) from which each such reallocation is made in proportion to the amount being transferred from each such division unless you have chosen to use the Charge Deduction Division. Any allocation(s) or trans-fer(s) due to the election of the Dollar Cost Averaging Option and realloca-tion under the provision What Happens if a Division is Not Available will not be included in determining if the excess allocation charge should apply.

PARTIAL WITHDRAWAL CHARGE
 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. The charge is deducted from the division(s) from which each such partial withdrawal is made in proportion to the amount being withdrawn from each division unless you have chosen to use the Charge Deduction Division. See Partial Withdrawals, Conventional Partial Withdrawal Option.

CHARGES DEDUCTED FROM THE DIVISIONS
MORTALITY AND EXPENSE RISK CHARGE
 The daily charge is at the rate of 0.003446% (equivalent to an annual rate of 1.25%) on the assets in each division.

ASSET BASED ADMINISTRATIVE CHARGE
 We will deduct a daily administrative charge from the assets in each division of the Accounts. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each division.

TRUST EXPENSES
There are fees and charges deducted from each Series of the GCG Trust and the ESS Trust. Please read the respective Trust prospectus for details.

 CHOOSING AN INCOME PLAN

THE INCOME PLAN
If the annuitant and owner are living on the annuity commencement date, we will begin making payments to the annuitant under an income plan. We will make these payments under the annuity option chosen in the application or enroll-ment form or as subsequently changed. You may change an annuity option by making a written request to us at least 30 days prior to the annuity commence-ment date of the contract. The amount of the payments will be determined by applying the accumulation value on the annuity commencement date in accordance with The Annuity Options section below. See When We Make Payments.

You may also elect an annuity option on surrender of the contract for its cash surrender value or, you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity commencement date. If, at the time of the annuitant's or owner's death, no option has been chosen for paying death benefit proceeds, the beneficiary may choose an option within one year.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the accumulation value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each option we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefits, we require the return of the contract. If your contract has been lost, we will require that you complete and return the applicable lost contract form. Various factors will affect the level of annuity benefits including the annuity option chosen, the assumed interest rate used and the investment results of the division(s) in which the accumulation value has been invested.

Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. The amount of the payments will depend only on the form and duration of payments chosen, the age of the annuitant or beneficiary (and sex, where appropriate), the total accumulation value applied to purchase the fixed option, and the applicable payment rate.

Our approval is needed for any option where:

(1) The person named to receive payment is other than the owner or benefi-ciary;

(2) The person named is not a natural person, such as a corporation; or

(3) Any income payment would be less than the minimum annuity income payment allowed.

ANNUITY COMMENCEMENT DATE SELECTION
You select the annuity commencement date in the application or enrollment form. You may select any date following the third contract anniversary but before the contract processing date in the month following the annuitant's 90th birthday. If you do not select a date, the annuity commencement date will be in the month following the annuitant's 90th birthday. However, in the state of Pennsylvania the annuity commencement date may not be later than in the month following the annuitant's 85th birthday for annuitants with an issue age of 80 and under. If the annuity commencement date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the contract will not be considered an annuity for Federal tax purposes. See Federal Tax Consid-erations. For a contract purchased in connection with a qualified plan, distribution must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Consult your tax advisor.

FREQUENCY SELECTION
You choose the frequency of the annuity payments. They may be monthly, quar-terly, semi-annually or annually. If we do not receive written notice from you, the payments will be made monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
There are four options to choose from as shown below. Options 1 through 3 are fixed and option 4 is variable. For a fixed option, the accumulation value is transferred to the general account.

OPTION 1. INCOME FOR A FIXED PERIOD
 Payment is made in equal installments for a fixed number of years based on the accumulation value as of the annuity commencement date. We guarantee that each monthly payment will be at least the amount set forth in the contract. Guaranteed amounts for annual, semi-annual and quarterly payments are avail-able upon request. Illustrations are available upon request. If the cash surrender value or accumulation value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the annuitant reaches age 59 1/2.

OPTION 2. INCOME FOR LIFE
 Payment is made in equal monthly installments and guaranteed for at least a period certain. The period certain can be 10 or 20 years. Other periods certain are available on request. A refund certain may be chosen instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death.

 We guarantee that each payment will be at least the amount set forth in the contract corre-sponding to the person's age on his or her last birthday before the option's effective date. Amounts for ages not shown in the contract are available upon request.

OPTION 3. JOINT LIFE INCOME
 This option is available if there are two persons named to receive payments. At least one of the persons named must be either the owner or beneficiary of the contract. Monthly payments are guaranteed and are made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

OPTION 4. ANNUITY PLAN
 An amount can be used to buy any single premium annuity we offer on the option's effective date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided by the option agreement. The amounts still due are determined as follows:

(1) For options 1, 2, or any remaining guaranteed payments, payments will be continued. Under options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is 3% for option 1 and 3.50% for option 2 per year. We will however, base the discount interest rate on the interest rate used to calculate the payments for options 1 and 2 if such payments were not based on the tables in the contract.

(2) For option 3, no amounts are payable after both named persons have died.

(3) For option 4, the annuity agreement will state the amount due, if any.

 OTHER INFORMATION

OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS ON THE APPLICATION OR ENROLLMENT FORM
 If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the contract shall be those that the premium payment would have bought at the correct age or sex.

SENDING NOTICE TO US
 Any written notices, inquiries or requests should be sent to our Customer Service Center. Please include your name, your contract number and, if you are not the annuitant, the name of the annuitant.

ASSIGNING THE CONTRACT AS COLLATERAL
 You may assign a non-qualified contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. See Additional Considerations, Transfer of Annuity Contracts, and Assignments. An assignment may have Federal tax consequences. See Federal Tax Considerations.

 You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NON-PARTICIPATING
 The contract does not participate in the divisible surplus of Golden Ameri-can.

AUTHORITY TO MAKE AGREEMENTS
 All agreements made by us must be signed by our president or a vice president and by our secretary or an assistant secretary. No other person, including an insurance agent or broker, can change any of the contract's terms, make any agreements binding on us or extend the time for premium payments.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We reserve the right to make changes in the contract to the extent we deem it necessary to continue to qualify the contract as an annuity. Any such changes will apply uniformly to all contracts that are affected. You will be given advance written notice of such changes.

YOUR RIGHT TO CANCEL OR EXCHANGE YOUR CONTRACT

CANCELLING YOUR CONTRACT
 You may cancel your contract within your free look period, which is ten days after you receive your contract. For purposes of administering our allocation and administrative rules, we deem this period to expire 15 days after the contract is mailed to you. Some states may require a longer free look period. If you decide to cancel, you may mail or deliver the contract to us at our Customer Service Center. We will refund the accumulation value plus any charges we deducted, and the contract will be voided as of the date we receive the contract and your request. Some states require that we return the premium paid. In these states, we require that your premium be allocated to the Specially Designated Division during the free look period. If you exercise your right to cancel, we will return the greater of (a) the premium invested and (b) the accumulation value of your contract plus any amounts deducted under the contract or by the Trust for taxes, charges or fees. If you do not choose to exercise your right to cancel during the free look period, then at the end of the free look period your money will be invested in the division(s) chosen by you, based on the index of investment experience next computed for each division. See Measurement of Investment Experience, Index of Experience and Unit Value.

EXCHANGING YOUR CONTRACT
 For information regarding exchanges under Section 1035 of the Internal Revenue Code of 1986, as amended, see Federal Tax Considerations.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any distribution fee, surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or reduce the death benefit proceeds payable. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or spon-sored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when an application or enrollment form for a contract is approved. We may change these rules from time to time. Any variation in the distribution fee will reflect differences in costs or services and will not be unfairly discrim-inatory.

SELLING THE CONTRACT
DSI is principal underwriter and distributor of the contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distribution agreement. The offering of the contract will be continuous.

DSI has entered into and will continue to enter into sales agreements with broker-dealers to solicit for the sale of the contract through registered representatives who are licensed to sell securities and variable insurance products including variable annuities. These agreements provide that applica-tions for contracts may be solicited by registered representatives of the broker-dealers appointed by Golden American to sell its variable life insurance and variable annuities. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). The registered representatives are authorized under applicable state regula-tions to sell variable life insurance and variable annuities. The writing agent will receive commissions of up to 0.75% of average annual contract assets per year over the life of the contract.

REINSURANCE
Golden American reinsures its mortality risk associated with the contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a rein-surance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

 REGULATORY INFORMATION

VOTING RIGHTS
We will vote the shares of the Trusts owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of the Trusts in our own right, we may decide to do so.

We determine the number of shares that you have in a division by dividing the contract's accumulation value in that division by the net asset value of one share of the portfolio in which a division invests. Fractional votes will be counted. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting.

If we do not get your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that divi-sion. We will also vote shares we hold in Account B which are not attributable to owners in the same proportion.

STATE REGULATION
We are regulated and supervised by the Insurance Department of the State of Delaware, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable contract offered by this prospectus has been approved by the Insurance Department of the State of Delaware and by the Insurance Departments of other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdic-tions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
Golden American, as an insurance company, is ordinarily involved in litiga-tion. We do not believe that any current litigation is material and we do not expect to incur significant losses from such actions.

LEGAL MATTERS
The legal validity of the contract described in this prospectus has been passed on by Myles R. Tashman, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland, Asbill & Brennan, L.L.P. of Washing-ton, D.C. has provided advice on certain matters relating to Federal securi-ties laws.

EXPERTS
The financial statements of Golden American Life Insurance Company, Separate Account B and The Managed Global Account of Separate Account D, appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

 FEDERAL TAX CONSIDERATIONS

INTRODUCTION
The contract is designed for use by individuals or groups in retirement plans which are qualified under Section 408 or non-qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts paid for the contract, on the investment return on assets held under the contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends upon the terms of the contract, upon Golden American's tax status and upon the tax status of the individuals concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Golden American's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "IRS"). For a discussion of Federal income taxes as they relate to the Trusts, please see the accompanying prospectus for the respective Trust.

GOLDEN AMERICAN TAX STATUS
Golden American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since Account B is not a separate entity from Golden American and its operations form a part of Golden American, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Account B are reinvested and taken into account in determining the accumulation value. Under existing Federal income tax law, Golden American does not incur tax on Account B's investment income, including realized net capital gains. Golden American reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

TAXATION OF NON-QUALIFIED ANNUITIES

1. IN GENERAL
 Code (S)72 generally governs the taxation of non-qualified annuities. Under this provision, except as described below, any increase in the contract's value is generally not taxable to the owner until a distribution is made from the contract, either in the form of annuity payments as contemplated by the contract, or in some other form of distribution. (For purposes of this rule, the amount of any indebtedness that is secured by a pledge or assignment of the contract is treated as a payment received on account of a partial with-drawal from the contract.) However, this rule applies only if (1) the Invest-ments of Account B are "adequately diversified" in accordance with Treasury Department regulations, (2) Golden American, rather than the owner, is considered the owner of the assets of Account B for Federal income tax pur-poses, and (3) the owner is an individual.

  Diversification Requirements. Treasury Department regulations ("Regula-tions") issued under Code (S)817 (h) prescribe the manner in which the Investments of a segregated asset account, such as Account B, are to be "adequately diversified." The Regulations generally require that on the last day of each quarter of a calendar year (i) no more than 55% of the value of each segregated asset account is represented by any one invest-ment; (ii) no more than 70% is represented by any two Investments; (iii) no more than 80% is represented by any three Investments; and (iv) no more than 90% is represented by any four Investments. For purposes of complying with these requirements, all securities of the same issuer are treated as a single investment, and each U.S. government agency or instrumentality will be treated as a separate issuer. In addition, where a segregated asset account invests in other regulated investment companies or certain other entities (e.g., the divisions of Account B do), a "look-through" rule applies and, as a result, each division of an account must be tested for compliance with the percentage limitations by looking through to the assets of that division.

  If Account B failed to comply with these diversification standards, the contract would not be treated as an annuity contract for Federal income tax purposes and the owner would generally be taxable currently on the income on the contract (as defined in the tax law) beginning with the first period of non-diversification. Golden American expects that Account B, including each of the divisions, will comply with the diversification requirements prescribed by the Regulations.

  Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the segregated asset account, such as Account B, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of the segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regu-lations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the Investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their Investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

  The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the owner of this contract has the choice of more investment options to which to allocate premium payments and accumulation values, and may be able to transfer among investment options more frequently, than in such rulings. In addition, the owner of this contract has the choice of certain investment options which may be more similar to each other in their investment Objectives than in such rulings. These differences could result in the owner being treated as the owner of a portion of the assets of

  Account B. In addition, Golden American does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Golden American therefore reserves the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of Account B.

  Frequently, if the IRS or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the IRS or the Treasury Department were to issue regu-lations or a ruling which treated an owner of this contract as the owner of Account B, that treatment might apply on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an owner might retroactively be determined to be the owner of the assets of Account B.

  Non-Natural Owner. As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a contract under a non-qualified deferred compensation arrangement for its employees.

  In addition, exceptions to the general rule for non-natural owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) contracts issued in connection with certain qualified plans, (3) contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

  In addition to the foregoing, if the contract's annuity commencement date occurs at a time when the annuitant is at an advanced age, such as over age 85, it is possible that the owner will be taxable currently on the annual increase in the accumulation value. The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes.

2. WITHDRAWALS PRIOR TO THE ANNUITY COMMENCEMENT DATE
 Code (S)72 provides that the proceeds of a total surrender of a contract prior to the annuity commencement date will be taxed to the extent that the amount distributed exceeds the "investment in the contract" and that any conventional or systematic partial withdrawal from a contract prior to the annuity commencement date will be treated as taxable income to the extent the amount held under the contract immediately before the withdrawal occurs exceeds the "investment in the contract." The "investment in the contract" is defined in the Code as that portion, if any, of premium payments by or on behalf of an individual under a contract which was not excluded from the individual's gross income at the time of such payment less any amounts previ-ously received under the contract which were excluded from the individual's gross income at the time of their receipt. The taxable portion of any distri-bution received prior to the annuity commencement date will be subject to tax at ordinary income tax rates. For purposes of this rule, a pledge or assign-ment of a contract is treated as a payment received on account of a partial withdrawal of a contract.

 In the case of systematic partial withdrawals, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial withdrawal prior to the annuity commencement date, as described above. However, there is some uncertainty regarding the tax treatment of systematic partial withdrawals, and it is possible that additional amounts may be includible in income.

 In addition, the contract provides a death benefit that in certain circum-stances may exceed the greater of the premium payments and the accumulation value. As described elsewhere in this prospectus, Golden American imposes certain charges with respect to, among other things, the death benefit. It is possible that some portion of those charges could be treated for Federal tax purposes as a partial withdrawal from the contract.

3. ANNUITY PAYMENTS AND WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE Proceeds of a total surrender of the contract after the annuity commencement date are taxable to the extent the proceeds exceed the investment in the contract. In addition, proceeds of a partial withdrawal after the annuity commencement date are fully taxable. Also, a portion of each annuity payment under the contract is taxable if the value of the contract exceeds the investment in the contract. The taxable portion of an annuity payment will be subject to tax at ordinary income tax rates.

 For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract (allocated to the fixed annuity option) bears to the total expected amount of fixed annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates.

 For variable annuity payments, in general, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract (allocated to the variable annuity option) by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income rates.

 Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

 If amounts have become payable under the contract (such as where the owner elects to surrender an amount) and if the distribution-at-death rules do not apply to such amount, the amount will be treated as a partial or full surrender for Federal income tax purposes if applied under an annuity option later than 60 days after the time when the amount became payable. Thus, if such an amount is applied under an annuity option after the 60 day period, it will be treated as a partial or full surrender, even if the full amount has not been distributed from the contract.

4. WITHHOLDING AND REPORTING REQUIREMENTS
 Golden American will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the taxpayer notifies Golden American at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments typically are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the annuity commencement date) is 10%. Golden American also has tax reporting obligations with respect to distributions from the contract.

5. PENALTY TAX ON CERTAIN WITHDRAWALS
 With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the owner, or where the owner is not an individual, the death of the "primary annuitant" (i.e., the indi-vidual the events in whose life are of primary importance in affecting the timing or amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code (S)72(m)(7);
 (iii) which are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his benefi-ciary; (iv) from a qualified plan; (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code (S)130(d)); (vii) under an immediate annuity contract, or
 (viii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee sepa-rates from service.

 If the penalty tax does not apply to a withdrawal as a result of the applica-tion of item (iii) above, and the series of payments is subsequently modified (other than by reason of death or disability), the tax for the year when the modi fication occurs will be increased by an amount (as determined by regula-tions) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place
 (a) before the close of the period which is within five years of the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

 In the case of systematic withdrawals, it is unclear whether such withdrawals will qualify for exception (iii) above.

TAXATION OF INDIVIDUAL RETIREMENT ANNUITIES
Code (S)408 permits individuals or their employers to contribute to an indi-vidual retirement program known as an Individual Retirement Annuity. If the contract is used for this purpose, the owner must be the annuitant. In addi-tion, distributions from certain other types of qualified retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis.

Individual Retirement Annuities are subject to limitations on the amount which may be contributed and the time when distributions may commence. Tax penalties may apply to contributions in excess of specified limits, loans or assign-ments, distributions in excess of a specified amount annually or that do not meet specified requirements, and in certain other circumstances.

Under the Internal Revenue Code, distributions from qualified retirement plans, including Individual Retirement Annuities, Simplified Employee Pensions, and Tax Sheltered Annuities, generally must begin not later than April 1st of the calendar year following the calendar year in which an owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. See the Statement of Additional Information for a discussion of the various special rules concerning the minimum distribution requirements.

If all premium payments made to an Individual Retirement Annuity were deduct-ible, all amounts distributed from the contract are included in the recipi-ent's income when distributed. However, if nondeductible premium payments were made to the Individual Retirement Annuity (within the limits allowed by the tax law), a portion of each distribution from the contract typically is included in income when it is distributed. In such a case, any amount distrib-uted as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a non-qualified contract, treating the investment in the contract as the sum of the non-deductible premium payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the amount held under the contract. The amount includible in income may be subject to a 10% penalty tax if the recipient is under age 59 1/2.

Individual Retirement Annuities generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the accumulation value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

Subject to certain direct rollover and mandatory withholding requirements (discussed below), amounts generally may be "rolled over" from a qualified retirement plan to an Individual Retirement Annuity (or from an Individual Retirement Annuity or individual retirement account to an Individual Retire-ment Annuity) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or Individual Retirement Annuities may be rolled over.

In the case of annuity contracts used in connection with a pension, profit-sharing, or annuity plan qualified under Code (S)401(a) or 403(a), or in the case of a Code (S)403(b) "Tax Sheltered Annuity," any "eligible rollover distribution" from the contract will be subject to direct rollover and manda-tory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Code (S)401(a), qualified annuity plan under Code (S)403(a), or Code (S)403(b) Tax Sheltered Annuity or custodial account, excluding certain amounts (such as minimum distributions required under Code (S)401(a)(9) and distributions which are part of a "se ries of substantially equal periodic payments" made for life or a specified period of 10 years or more. Under these requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution. In addition, the participant in these qualified retirement plans cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the participant elects to have amounts directly transferred to certain qualified retirement plans (such as to this contract when issued as an Individual Retirement Annuity). It is important that you consult your tax advisor before purchasing an Individual Retirement Annu-ity.

 ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
In order to be treated as an annuity contract for Federal tax purposes, a non-qualified contract must provide the following two distribution rules: (a) if any holder dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, the remainder of his or her interest will be distributed at least as quickly as under the method of distribution in effect on the holder's death; and (b) if the holder dies before the annuity commencement date, his or her entire interest in the contract must generally be distributed within five years after the date of death, or to the extent such interest is payable to a designated beneficiary, such interest must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as the distributions begin within one year after the date of death. If the beneficiary is the surviving spouse of the holder, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse. Before the annuity commencement date, the holder will generally be the owner, and after the annuity commencement date, the holder generally may be the annuitant and the owner.

Where the holder is not an individual, solely for the purpose of the distribu-tion at death rules, the primary annuitant is considered the holder. The primary annuitant is the individual the events in the life of whom are of primary importance in affecting the timing or amount of payment under a contract. Finally, in the case of joint holders, the distribution will be required at the death of the first of the holders to die.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a non-qualified contract because of the death of an owner or annui tant. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(b) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

TRANSFER OF ANNUITY CONTRACTS
Transfers of non-qualified annuity contracts for less than the full and adequate consideration will trigger tax on the gain in the contract, at the time of such transfer, with the transferee getting a step-up in basis for the amount included in the owner's income. Such a transfer could result on the annuity commencement date if the annuitant is not the owner or the owner's spouse. This provision does not apply to transfers between spouses or incident to a divorce.

(S)1035 EXCHANGES
Code (S)1035 provides that no gain or loss shall be recognized on the exchange of an annuity contract for another. If the exchanged contract was issued prior to August 14, 1982, the tax rules which formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's invest-ment in the contract, will continue to apply to the new contract. In contrast, contracts issued on or after January 19, 1985, in a Code (S)1035 exchange are treated as new contracts for purposes of the penalty tax and distribution-at-death rules. Special rules and procedures apply to Code (S)1035 transactions. Prospective owners wishing to take advantage of Code (S)1035 should consult their tax advisors.

ASSIGNMENTS
A transfer of ownership, a collateral assignment, or the designation of an annuitant or other beneficiary who is not also the owner may result in tax consequences to the owner, annuitant or beneficiary that are not discussed herein. An owner contemplating such a transfer or assignment of a contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE
For purposes of determining the amount of any distribution under Code (S)72(e) (amounts not received as annuities) that is includible in gross income, all non-qualified deferred annuity contracts issued by the same (or affiliate) insurer to the same owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's annuity starting date (as defined in the tax law), such as a partial surren-der, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of (S)72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same owner. Accordingly, an owner should consult a competent tax advisor before purchasing more than one annuity contract.

================================================================================
                      STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                               TABLE OF CONTENTS

ITEM                     PAGE
INTRODUCTION...............................................................    1
Description of Golden
American Life Insurance
Company....................................................................    1
Safekeeping of Assets......................................................    1
The Administrator..........................................................    1
Independent Auditors.......................................................    2
Distribution of
Contracts..................................................................    2
Performance
Information................................................................    2
IRA Partial Withdrawal
Option.....................................................................    9
Other Information..........................................................    9
Financial Statements of
Separate Account B.........................................................   10
Financial Statements of
The Managed Global
Account of Separate
Account D..................................................................   10
Financial Statements of
Golden American Life
Insurance Company..........................................................   10
Appendix -- Description
of Bond Ratings

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS (CON-TRACT FORMS WC-GAL-DVA-11/88 AND WC-GAL-GDA-9/88). ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER, P.O. BOX 8794,WILMINGTON, DE 19899- 8794.

================================================================================

 ................................................................................

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPA-RATE ACCOUNT B.

                              PLEASE PRINT OR TYPE

                     -------------------------------------
                                      NAME
                     -------------------------------------
                             SOCIAL SECURITY NUMBER
                     -------------------------------------
                                 STREET ADDRESS
                     -------------------------------------
                                CITY, STATE, ZIP

(6.0% 5/97 DVA100)

 ................................................................................

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       Golden American Life Insurance Company is a stock company domiciled in Wilmington, Delaware

IN 3207 5/97

                        STATEMENT  OF  ADDITIONAL  INFORMATION


                             GOLDENSELECT DVA SERIES 100


                            DEFERRED COMBINATION VARIABLE
                              AND FIXED ANNUITY CONTRACT

                                      issued by

                           SEPARATE ACCOUNT B ("Account B")



                                          of

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE GOLDEN AMERICAN LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO GOLDEN AMERICAN LIFE INSURANCE COMPANY, CUSTOMER SERVICE CENTER, P.O. BOX 8794, WILMINGTON, DE 19899-8794 OR TELEPHONE 1-800-366-0066.







DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 1997

                                 TABLE  OF  CONTENTS
                                 -------------------

ITEM                                                                        PAGE
----                                                                        ----

Introuction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1


Description of Golden American Life Insurance Company. . . . . . . . . . . .  1
Safekeeping of Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
The Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Distribution of Contracts. . . . . . . . . . . . . . . . . . . . . . . . . .  2
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . .  2
IRA Partial Withdrawal Option. . . . . . . . . . . . . . . . . . . . . . . .  5
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6


Financial Statements of Separate Account B . . . . . . . . . . . . . . . . .  6
Financial Statements of The Managed Global Account of Separate Account D . .  6

Financial Statements of Golden American Life Insurance Company . . . . . . .  7
Unaudited Financial Statements of Separate Account B . . . . . . . . . . . .  7
Unaudited Financial Statements of Golden American Life Insurance Company . .  7

Appendix - Description of Bond Ratings

                                     INTRODUCTION


This Statement of Additional Information provides background information regarding Account B.


              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


     Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. From January 2, 1973 through December 31, 1987, the name of the company was St.
Paul Life Insurance Company.  On December 31, 1987, after all of St. Paul
Life Insurance Company's business was sold, the name was changed to Golden American. On March 7, 1988, all of the stock of Golden American was acquired by The Golden Financial Group, Inc. ("GFG"), a financial services holding company. On October 19, 1990, GFG merged with and into MBL
Variable, Inc. ("MBLV"), a wholly owned direct subsidiary of The Mutual
Benefit Life Insurance Company ("MBL"). On January 1, 1991, MBLV became a wholly owned indirect subsidiary of MBL and Golden American became a wholly owned direct subsidiary of MBL. Golden American's name had been changed to MB Variable Life Insurance Company in the state of Minnesota but subsequently has been changed back to Golden American. In a transaction that closed on September 30, 1992, Golden American was acquired by a subsidiary of Bankers Trust Company ("Bankers Trust"). As of December 31, 1996, Golden American had approximately $140.5 million in stockholders' equity and approximately $1.7 billion in total assets, including approximately $1.2 billion of separate account assets. On August 13, 1996, Equitable of Iowa Companies acquired all of the interest in Golden American and Directed Services, Inc. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American has formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who will write variable life and annuity business in the state of New
York. The initial capitalization of First Golden was $25 million.



                              SAFEKEEPING OF ASSETS

     Golden American acts as its own custodian for Account B.

                                THE ADMINISTRATOR

     Effective January 1, 1994, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) has agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware)in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement in 1996, 1995 and 1994 were $464,734, $749,741 and
$816,264, respectively.

Prior to 1994, Golden American had arranged with BT Variable, Inc. ("BT Variable"), an affiliate, to perform services related to the development and administration of its products. For the year 1993 and the period from September 30, 1992 to December 31, 1992, fees earned by BT Variable from Golden American for these services aggregated $2,701,000 and $209,000, respectively. The agreement was terminated as of January 1, 1994.

In addition, BT Variable provided to Golden American certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. BT Variable charged Golden American for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by BT Variable's employees on behalf of Golden American. For the year 1993 and the period from September 30, 1992 to December 31, 1992, BT Variable allocated to Golden American $1,503,000 and $450,000, respectively. The agreement was terminated on January 1, 1994.

                              INDEPENDENT AUDITORS


     Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, independent auditors, will perform annual audits of Golden American and the Accounts.


                            DISTRIBUTION OF CONTRACTS

     Prior to 1994, Golden American had entered into agreements with DSI to perform services related to the management of its investments and the distribution of its products. For the year 1993, Golden American incurred $311,000 for such services. The agreement was terminated as of January 1, 1994.

     DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which, as of December 31, 1994, are sold primarily through two broker/dealer institutions. For the years ended 1996, 1995 and 1994, commissions paid by Golden American to DSI aggregated $27,065,000, $8,440,000 and $17,569,000, respectively.

     Golden American provided to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charged DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. For the years ended December 31, 1994 and 1993, expenses allocated to DSI were $1,983,000 and $2,013,000, respectively. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2,267,000 and $986,650 for 1996 and 1995, respectively.



                               PERFORMANCE INFORMATION


Performance information for the divisions of Account B, including the yield and effective yield of the Liquid Asset Division, the yield of the remaining divisions, and the total return of all divisions, may appear in reports or promotional literature to current or prospective owners. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET DIVISION YIELDS
Current yield for the Liquid Asset Division will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of division expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                           365/7
              Effective Yield = [(Base Period Return) + 1)      ] - 1

    For the 7-day period March 24, 1997 to March 31, 1997, the current yield of the Liquid Asset Division was 3.26% and the effective yield of the Division was 3.58%.


SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET DIVISIONS
Quotations of yield for the remaining divisions will be based on all investment income per Unit (accumulation value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                                 6
         YIELD = 2 [ ( a - b  +1)  - 1]
                       -----
                        cd
    Where:
     [a]    equals the net investment income earned during the period by the
            Series attributable to shares owned by a division
     [b]    equals the expenses accrued for the period (net of reimbursements)
     [c]    equals the average daily number of Units outstanding during the period based on the index of investment experience
     [d]    equals the value (maximum offering price) per index of investment experience on the last day of the period

Yield on divisions of Account B is earned from the increase in net asset value of shares of the Series in which the Division invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL DIVISIONS
Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

          n
    P(1+T) =ERV
    Where:
     (1)    [P] equals a hypothetical initial premium payment of $1,000
     (2)    [T] equals an average annual total return
     (3)    [n] equals the number of years
     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the asset based administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

AVERAGE ANNUALIZED TOTAL RETURN FOR PERIODS ENDING 12/31/96 -- STANDARDIZED



                      One Year Period   Five Year Period   Inception to
Division              Ending 12/31/96    Ending 12/31/96     12/31/96        Inception Date
--------              ---------------    ---------------     --------        --------------

Multiple Allocation         6.64%            5.61%*            7.00%*           1/24/89
Fully Managed              14.14%            6.20%*            6.61%*           1/24/89
Capital Appreciation       17.97%             N/A             11.96%*            5/4/92
Rising Dividends           18.36%             N/A             14.35%            10/4/93
All-Growth                 -2.57%            0.37%*            3.49%*           1/24/89
Real Estate                32.81%           15.38%*            9.25%*           1/24/89
Natural Resources          30.78%           13.25%*            8.32%*           1/24/89
Value Equity                8.47%             N/A             20.17%             1/1/95
Strategic Equity           16.47%             N/A             12.98%*           10/2/95
Small Cap                    N/A              N/A             17.83%             1/2/96
Emerging Markets            5.17%             N/A             -1.39%            10/4/93
Managed Global **          10.14%*            N/A              0.74%*          10/21/92
Limited Maturity Bond       2.25%            3.06%*            4.84%*           1/24/89
Liquid Asset                2.90%            1.95%*            3.16%*           1/24/89
OTC                        18.39%*            N/A             21.64%*           10/7/94
Research                   21.01%             N/A             22.31%*           10/7/94
Total Return               11.49%             N/A             13.59%*           10/7/94
Growth & Income              N/A              N/A             24.24%*            4/1/96
Value + Growth               N/A              N/A             13.53%*            4/1/96
----------------------------


*  Total return calculation reflects partial waiver of fees and expenses.
** From its inception date until September 3, 1996, the Managed Global Account of Separate Account D was a registered management investment company.
   On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The
   GCG Trust. Historical performance for the Managed Global Division remains unchanged by the reorganization.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL DIVISIONS
Quotations of non-standard average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

           n
    [P(1+T) ]=ERV
    Where:
     (1)    [P] equals a hypothetical initial premium payment of $1,000
     (2)    [T] equals an average annual total return
     (3)    [n] equals the number of years
     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load.

AVERAGE ANNUALIZED TOTAL RETURN FOR PERIODS ENDING 12/31/96 -- NON-STANDARDIZED




                      One Year Period   Five Year Period   Inception to
Division              Ending 12/31/96    Ending 12/31/96     12/31/96        Inception Date
--------              ---------------    ---------------     --------        --------------

Multiple Allocation        7.29%            6.21%*            7.53%*            1/24/89
Fully Managed             14.79%            6.81%*            7.18%*            1/24/89
Capital Appreciation      18.62%             N/A             12.53%*             5/4/92
Rising Dividends          19.01%             N/A             14.92%             10/4/93
All-Growth                -1.92%            1.04%*            4.06%*            1/24/89
Real Estate               33.46%           15.90%*            9.86%*            1/24/89
Natural Resources         31.43%           13.80%*            8.92%*            1/24/89
Value Equity               9.12%             N/A             20.61%              1/1/95
Strategic Equity          17.77              N/A             13.86%*            10/2/95
Small Cap                   N/A              N/A             18.48%              1/2/96
Emerging Markets           5.82%             N/A             -0.82%             10/4/93
Global Account **         10.79%             N/A              1.37%*           10/21/92
Limited Maturity Bond      2.90%            3.67%*            5.38%*            1/24/89
Liquid Asset               2.90%            2.58%*            3.74%*            1/24/89
OTC                       19.04%*            N/A             22.48%*            10/7/94
Research                  21.66%             N/A             23.18%*            10/7/94
Total Return              12.14%             N/A             14.45%*            10/7/94
Growth & Income             N/A              N/A             24.89%*             4/1/96
Value + Growth              N/A              N/A             14.18%*             4/1/96
----------------------------


*  Total return calculation reflects partial waiver of fees and expenses.
** From its inception date until September 3, 1996, the Managed Global Account of Separate Account D was a registered management investment company.
   On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The
   GCG Trust. Historical performance for the Managed Global Division remains unchanged by the reorganization.

Performance information for a division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical Contract under which accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the

Series of the Trust in which the Account B divisions invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners.
Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

PORTFOLIO TURNOVER
For reporting purposes, the Global Account's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Global Account during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year.

INDEX OF INVESTMENT EXPERIENCE
The calculation of the Index of Investment Experience ("IIE") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. The following illustrations show a calculation of a new IIE and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF IIE

EXAMPLE 1.
1.  IIE, beginning of period . . . . . . . . . . . . . . . . . $1.80000000
2.  Value of securities, beginning of period . . . . . . . . . . . .$21.20
3.  Change in value of securities. . . . . . . . . . . . . . . . . . .$.50
4.  Gross investment return (3) divided by (2) . . . . . . . . . .02358491
5.  Less daily mortality and expense charge. . . . . . . . . . . .00003446
6.  Less asset based administrative charge . . . . . . . . . . . .00000276
7.  Net investment return (4) minus (5) minus (6). . . . . . . . .02354769
8.  Net investment factor (1.000000) plus(7) . . . . . . . . . .1.02354769
9.  IIE, end of period (1) multiplied by (8) . . . . . . . . . $1.84238584

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.
1.  Initial Premium Payment. . . . . . . . . . . . . . . . . . ....$100.00
2.  IIE on effective date of purchase (see Example 1). . . . . .$1.8000000
3.  Number of Units purchased [(1) divided by (2)] . . . . . . . .55.55556
4.  IIE for valuation date following purchase (see Example 1). $1.84238584
5.  Accumulation Value in account for valuation date following purchase [(3) multiplied by (4)] . . . . . . . . . . . . . . . $102.35

                            IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA partial withdrawal option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's life combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form.

Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                  OTHER INFORMATION

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

  The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

          Report of Independent Auditors
          Audited Financial Statements
               Statement of Assets and Liability as of December 31, 1996 Statement of Operations for the Year ended December 31, 1996 Statements of Changes in Net Assets for the Years Ended
                    December 31, 1996 and 1995
          Notes to Financial Statements

FINANCIAL STATEMENTS OF THE MANAGED GLOBAL ACCOUNT OF SEPARATE ACCOUNT D

  The audited financial statements of The Managed Global Account of Separate Account D listed below appear in the Annual Report of The Managed Global Account of Separate Account D which was filed with the SEC and are included in this Statement of Additional Information .

       Report of Independent Auditors
       Financial Statements -- Audited
       Statement of Assets and Liability as of December 31, 1995
       Statement of Operations for the Year ended December 31, 1995 Statements of Changes in Net Assets for the Years ended December 31,
            1995 and 1994
       Statement of Investments as of December 31, 1995
       Notes to Audited Financial Statements


FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The audited financial statements of Golden American Life Insurance Company listed below are prepared in accordance with generally accepted accounting principles ("GAAP") and appear in the Annual Report of the Golden American Life Insurance Company which was filed with the SEC and are included in this Statement of Additional Information.

     Report of Independent Auditors
     Audited Financial Statements -- GAAP
        Consolidated Balance Sheets -- Post-Acquisition as of December 31,
             1996 and Pre-Acquisition as of December 31, 1995
        Consolidated Statements of Income -- Post-Acquisition for the period
             August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the years ended December 31, 1995 and 1994
        Consolidated Statements of Changes in Stockholder's Equity -- Post-
             Acquisition for the period August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the years ended December 31, 1995 and 1994
        Consolidated Statements of Cash Flows -- Post-Acquisition for the period August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the years ended December 31, 1995 and 1994
     Notes to Consolidated Financial Statements -- December 31, 1996

                                             Financial Statements

                                    Golden American Life Insurance Company
                                              Separate Account B

                                   Periods ended December 31, 1996 and 1995
                                     with Report of Independent Auditors






































                    Golden American Life Insurance Company
                             Separate Account B

                            Financial Statements


                   Periods ended December 31, 1996 and 1995






                                   Contents

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements










































                        Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Separate Account B as of December 31, 1996, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account B at December 31, 1996, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                    /S/ Ernst & Young LLP

Des Moines, Iowa
February 11, 1997


















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                       STATEMENT OF ASSETS AND LIABILITY
                              DECEMBER 31, 1996
                           (Dollars in thousands)

                                                                    Combined
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust Liquid Asset Series,
   37,489,519 shares (cost - $37,490)                                 $37,490
  The GCG Trust Limited Maturity Bond Series,
   5,211,785 shares (cost - $55,124)                                   54,359
  The GCG Trust Natural Resources Series,
   2,425,733 shares (cost - $39,320)                                   43,324
  The GCG Trust All-Growth Series,
   5,741,919 shares (cost - $75,442)                                   76,885
  The GCG Trust Real Estate Series,
   3,172,940 shares (cost - $39,689)                                   50,704
  The GCG Trust Fully Managed Series,
   9,081,446 shares (cost - $119,671)                                 134,496
  The GCG Trust Multiple Allocation Series,
   21,803,390 shares (cost - $265,203)                                270,579
  The GCG Trust Capital Appreciation Series,
   9,698,486 shares (cost - $123,415)                                 146,059
  The GCG Trust Rising Dividends Series,
   7,820,089 shares (cost - $95,887)                                  123,636
  The GCG Trust Emerging Markets Series,
   3,824,614 shares (cost - $39,720)                                   37,175
  The GCG Trust Market Manager Series,
   422,420 shares (cost - $4,396)                                       5,584
  The GCG Trust Value Equity Series,
   3,080,715 shares (cost - $40,413)                                   42,884
  The GCG Trust Strategic Equity Series,
   2,557,621 shares (cost - $27,198)                                   29,873
  The GCG Trust Small Cap Series,
   2,753,970 shares (cost - $32,401)                                   33,075
  The GCG Trust Managed Global Series,
   7,754,689 shares (cost - $81,891)                                   86,310
  Equi-Select Series Trust OTC Portfolio,
   315,154 shares (cost - $4,481)                                       4,356
  Equi-Select Series Trust Growth & Income Portfolio,
   656,074 shares (cost - $7,989)                                       8,258
                                                                  ____________
     TOTAL INVESTMENTS (cost - $1,089,730)                          1,185,047
  Accrued investment income                                               238
                                                                  ____________
     TOTAL ASSETS                                                   1,185,285







See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                       STATEMENT OF ASSETS AND LIABILITY
                              DECEMBER 31, 1996
                                 (Continued)
                           (Dollars in thousands)

                                                                    Combined
                                                                  ____________
LIABILITY
  Payable to Golden American Life Insurance Company                      $712
                                                                  ____________
     TOTAL NET ASSETS                                              $1,184,573
                                                                  ============
NET ASSETS
  For Variable Annuity Insurance Contracts                         $1,161,168
  Retained in Separate Account B by Golden American
   Life Insurance Company                                              23,405
                                                                  ____________
     TOTAL NET ASSETS                                              $1,184,573
                                                                  ============



































See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENTS OF OPERATIONS
              For the year ended December 31, 1996, Except as Noted
                             (Dollars in thousands)

                                                           Limited
                                                Liquid    Maturity    Natural
                                                Asset       Bond     Resources
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $1,868     $5,950        $146
  Capital gains distributions                        --         --       4,557
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          1,868      5,950       4,703

 Expenses:
  Mortality and expense risk and other charges     (405)      (629)       (382)
  Annual administrative charges                     (16)       (21)        (22)
  Minimum death benefit guarantee charges            (8)        (2)         (6)
  Contingent deferred sales charges                  (1)        (2)         (4)
  Other contract charges                             --         (5)         (4)
  Amortization of deferred charges related to:
   Deferred sales load                             (708)      (785)       (370)
   Premium taxes                                     (7)       (12)         (6)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (1,145)    (1,456)       (794)
  Fees waived by Golden American                      7         13           7
                                              __________  _________  __________
 NET EXPENSES                                    (1,138)    (1,443)       (787)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                       730      4,507       3,916

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments             --        314       2,353
 Net unrealized appreciation (depreciation)
  of investments                                     --     (3,831)      2,704
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $730       $990      $8,973
                                              ==========  =========  ==========












See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENTS OF OPERATIONS
              For the year ended December 31, 1996, Except as Noted
                                  (Continued)
                             (Dollars in thousands)



                                                 All-       Real       Fully
                                                Growth     Estate     Managed
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $1,662     $2,214      $4,716
  Capital gains distributions                       252        840       5,610
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                          1,914      3,054      10,326

 Expenses:
  Mortality and expense risk and other charges     (955)      (396)     (1,334)
  Annual administrative charges                     (43)       (23)        (69)
  Minimum death benefit guarantee charges            (4)        (2)         (4)
  Contingent deferred sales charges                 (22)        (4)        (36)
  Other contract charges                             (2)        (2)         (4)
  Amortization of deferred charges related to:
   Deferred sales load                           (1,044)      (413)     (1,417)
   Premium taxes                                    (28)        (9)        (37)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (2,098)      (849)     (2,901)
  Fees waived by Golden American                     34          9          38
                                              __________  _________  __________
 NET EXPENSES                                    (2,064)      (840)     (2,863)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (150)     2,214       7,463

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          2,112        652       2,245
 Net unrealized appreciation (depreciation)
  of investments                                 (4,894)     8,605       6,614
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       ($2,932)   $11,471     $16,322
                                              ==========  =========  ==========









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENTS OF OPERATIONS
              For the year ended December 31, 1996, Except as Noted
                                  (Continued)
                             (Dollars in thousands)

                                                Multiple   Capital
                                               Alloca-    Apprecia-    Rising
                                                 tion       tion     Dividends
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $13,260     $1,532        $970
  Capital gains distributions                    11,463      9,172         822
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                         24,723     10,704       1,792

 Expenses:
  Mortality and expense risk and other charges   (2,989)    (1,414)     (1,088)
  Annual administrative charges                    (153)       (73)        (62)
  Minimum death benefit guarantee charges           (18)        (2)         (2)
  Contingent deferred sales charges                 (30)       (19)        (30)
  Other contract charges                            (13)        (5)         (8)
  Amortization of deferred charges related to:
   Deferred sales load                           (3,436)    (1,439)     (1,069)
   Premium taxes                                    (62)       (41)        (17)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (6,701)    (2,993)     (2,276)
  Fees waived by Golden American                     69         46          29
                                              __________  _________  __________
 NET EXPENSES                                    (6,632)    (2,947)     (2,247)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                    18,091      7,757        (455)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          6,043      4,853       4,125
 Net unrealized appreciation (depreciation)
  of investments                                 (7,108)     8,839      12,317
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       $17,026    $21,449     $15,987
                                              ==========  =========  ==========











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENTS OF OPERATIONS
              For the year ended December 31, 1996, Except as Noted
                                  (Continued)
                             (Dollars in thousands)

                                               Emerging    Market      Value
                                               Markets     Manager     Equity
                                               Division   Division    Division
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          --       $177        $732
  Capital gains distributions                        --        272       1,220
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                             --        449       1,952

 Expenses:
  Mortality and expense risk and other charges    ($426)        --        (441)
  Annual administrative charges                     (22)        (1)        (21)
  Minimum death benefit guarantee charges            (2)        --          (1)
  Contingent deferred sales charges                 (12)        --         (18)
  Other contract charges                             (2)        --          (4)
  Amortization of deferred charges related to:
   Deferred sales load                             (535)       (53)       (317)
   Premium taxes                                     (7)        --          (3)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                    (1,006)       (54)       (805)
  Fees waived by Golden American                      8          1          10
                                              __________  _________  __________
 NET EXPENSES                                      (998)       (53)       (795)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                      (998)       396       1,157

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments         (2,959)       327       1,290
 Net unrealized appreciation (depreciation)
  of investments                                  5,674        245         601
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $1,717       $968      $3,048
                                              ==========  =========  ==========











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENTS OF OPERATIONS
              For the year ended December 31, 1996, Except as Noted
                                  (Continued)
                             (Dollars in thousands)

                                                                       Managed
                                              Strategic   Small Cap     Global
                                                Equity     Division    Division
                                               Division      (a)         (b)
                                              __________  __________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                        $342          --          --
  Capital gains distributions                       328          --        $396
                                              __________  __________  __________
 TOTAL INVESTMENT INCOME                            670          --         396

 Expenses:
  Mortality and expense risk and other charges     (249)      ($222)      ($302)
  Annual administrative charges                     (15)        (21)        (49)
  Minimum death benefit guarantee charges            (2)         (1)         --
  Contingent deferred sales charges                 (19)        (23)         (4)
  Other contract charges                             (2)         (3)         (6)
  Amortization of deferred charges related to:
   Deferred sales load                             (112)       (101)       (386)
   Premium taxes                                     (2)         (1)         (6)
                                              __________  __________  __________
 TOTAL EXPENSES BEFORE WAIVER                      (401)       (372)       (753)
  Fees waived by Golden American                      6           3           7
                                              __________  __________  __________
 NET EXPENSES                                      (395)       (369)       (746)
                                              __________  __________  __________
 NET INVESTMENT INCOME (LOSS)                       275        (369)       (350)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments            161          25         116
 Net unrealized appreciation (depreciation)
  of investments                                  2,648         674       4,419
                                              __________  __________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $3,084        $330      $4,185
                                              ==========  ==========  ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENTS OF OPERATIONS
              For the year ended December 31, 1996, Except as Noted
                                  (Continued)
                             (Dollars in thousands)

                                                          Growth &
                                                 OTC       Income
                                               Division   Division
                                                 (c)         (c)      Combined
                                              __________  _________  __________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          --        $10     $33,579
  Capital gains distributions                      $218         10      35,160
                                              __________  _________  __________
 TOTAL INVESTMENT INCOME                            218         20      68,739

 Expenses:
  Mortality and expense risk and other charges       (6)       (12)    (11,250)
  Annual administrative charges                      (2)        (4)       (617)
  Minimum death benefit guarantee charges            --         --         (54)
  Contingent deferred sales charges                  (1)        --        (225)
  Other contract charges                             (1)        --         (61)
  Amortization of deferred charges related to:
   Deferred sales load                               (4)        (4)    (12,193)
   Premium taxes                                     --         --        (238)
                                              __________  _________  __________
 TOTAL EXPENSES BEFORE WAIVER                       (14)       (20)    (24,638)
  Fees waived by Golden American                     --         --         287
                                              __________  _________  __________
 NET EXPENSES                                       (14)       (20)    (24,351)
                                              __________  _________  __________
 NET INVESTMENT INCOME (LOSS)                       204         --      44,388

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments              1          1      21,659
 Net unrealized appreciation (depreciation)
  of investments                                   (125)       269      37,651
                                              __________  _________  __________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $80       $270    $103,698
                                              ==========  =========  ==========

(c) Commencement of operations, September 23, 1996









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                            (Dollars in thousands)

                                                                      Liquid
                                                                      Asset
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $45,366

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          1,059
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,059

  Changes from principal transactions:
  Purchase payments                                                    10,242
  Contract distributions and terminations                             (11,794)
  Transfer payments from (to) Fixed Accounts and other Divisions       (8,292)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (90)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (9,934)
                                                                    __________
  Total increase (decrease)                                            (8,875)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        36,491























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Liquid
                                                                      Asset
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $730
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         730

  Changes from principal transactions:
  Purchase payments                                                    14,178
  Contract distributions and terminations                             (15,313)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,242
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              148
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           255
                                                                    __________
  Total increase (decrease)                                               985
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $37,476
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $71,573

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,721)
  Net realized gain (loss) on investments                                (138)
  Net unrealized appreciation of investments                            7,902
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       6,043

  Changes from principal transactions:
  Purchase payments                                                     7,209
  Contract distributions and terminations                              (9,461)
  Transfer payments from (to) Fixed Accounts and other Divisions       (7,297)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (230)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (9,779)
                                                                    __________
  Total increase (decrease)                                            (3,736)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        67,837





















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $4,507
  Net realized gain (loss) on investments                                 314
  Net unrealized appreciation (depreciation) of investments            (3,831)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         990

  Changes from principal transactions:
  Purchase payments                                                     5,869
  Contract distributions and terminations                              (9,672)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,189)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (501)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (14,493)
                                                                    __________
  Total increase (decrease)                                           (13,503)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $54,334
                                                                    ==========






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Natural
                                                                    Resources
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $32,746

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (112)
  Net realized gain (loss) on investments                               1,545
  Net unrealized appreciation of investments                              495
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,928

  Changes from principal transactions:
  Purchase payments                                                     2,021
  Contract distributions and terminations                              (3,402)
  Transfer payments from (to) Fixed Accounts and other Divisions       (6,045)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (258)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,684)
                                                                    __________
  Total increase (decrease)                                            (5,756)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        26,990






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Natural
                                                                    Resources
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,916
  Net realized gain (loss) on investments                               2,353
  Net unrealized appreciation (depreciation) of investments             2,704
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       8,973

  Changes from principal transactions:
  Purchase payments                                                     6,154
  Contract distributions and terminations                              (4,962)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,904
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              242
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,338
                                                                    __________
  Total increase (decrease)                                            16,311
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $43,301
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $70,621

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          2,642
  Net realized gain (loss) on investments                               1,011
  Net unrealized appreciation of investments                           10,501
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      14,154

  Changes from principal transactions:
  Purchase payments                                                    11,312
  Contract distributions and terminations                             (10,713)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,721
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              861
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,181
                                                                    __________
  Total increase (decrease)                                            21,335
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        91,956























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($150)
  Net realized gain (loss) on investments                               2,112
  Net unrealized appreciation (depreciation) of investments            (4,894)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (2,932)

  Changes from principal transactions:
  Purchase payments                                                    10,539
  Contract distributions and terminations                             (12,597)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,493)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (631)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (12,182)
                                                                    __________
  Total increase (decrease)                                           (15,114)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $76,842
                                                                    ==========
























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $36,934

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            521
  Net realized gain (loss) on investments                                 369
  Net unrealized appreciation of investments                            3,425
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,315

  Changes from principal transactions:
  Purchase payments                                                     1,833
  Contract distributions and terminations                              (4,799)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,325)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (145)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (6,436)
                                                                    __________
  Total increase (decrease)                                            (2,121)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        34,813






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,214
  Net realized gain (loss) on investments                                 652
  Net unrealized appreciation (depreciation) of investments             8,605
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,471

  Changes from principal transactions:
  Purchase payments                                                     5,981
  Contract distributions and terminations                              (4,775)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,076
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              115
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,397
                                                                    __________
  Total increase (decrease)                                            15,868
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $50,681
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $98,837

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            179
  Net realized gain (loss) on investments                               1,311
  Net unrealized appreciation of investments                           16,314
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,804

  Changes from principal transactions:
  Purchase payments                                                     9,654
  Contract distributions and terminations                             (13,651)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,159
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              524
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           686
                                                                    __________
  Total increase (decrease)                                            18,490
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       117,327






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $7,463
  Net realized gain (loss) on investments                               2,245
  Net unrealized appreciation (depreciation) of investments             6,614
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      16,322

  Changes from principal transactions:
  Purchase payments                                                    16,217
  Contract distributions and terminations                             (17,846)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,478
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (67)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           782
                                                                    __________
  Total increase (decrease)                                            17,104
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                      $134,431
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                        $297,508

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         14,068
  Net realized gain (loss) on investments                               4,715
  Net unrealized appreciation of investments                           26,239
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      45,022

  Changes from principal transactions:
  Purchase payments                                                    17,072
  Contract distributions and terminations                             (42,733)
  Transfer payments from (to) Fixed Accounts and other Divisions      (11,292)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (75)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (37,028)
                                                                    __________
  Total increase (decrease)                                             7,994
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       305,502






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Multiple
                                                                     Allocation
                                                                      Division
                                                                     __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $18,091
  Net realized gain (loss) on investments                                6,043
  Net unrealized appreciation (depreciation) of investments             (7,108)
                                                                     __________
  Net increase (decrease) in net assets resulting from operations       17,026

  Changes from principal transactions:
  Purchase payments                                                     16,631
  Contract distributions and terminations                              (44,014)
  Transfer payments from (to) Fixed Accounts and other Divisions       (23,461)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            (1,257)
                                                                     __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (52,101)
                                                                     __________
  Total increase (decrease)                                            (35,075)
                                                                     __________
NET ASSETS AT DECEMBER 31, 1996                                       $270,427
                                                                     ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1995                                         $88,346

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,594
  Net realized gain (loss) on investments                               2,221
  Net unrealized appreciation of investments                           14,531
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      24,346

  Changes from principal transactions:
  Purchase payments                                                     8,831
  Contract distributions and terminations                             (13,163)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,592
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            1,097
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,357
                                                                  ____________
  Total increase (decrease)                                            32,703
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1995                                       121,049






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $7,757
  Net realized gain (loss) on investments                               4,853
  Net unrealized appreciation (depreciation) of investments             8,839
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,449

  Changes from principal transactions:
  Purchase payments                                                    16,081
  Contract distributions and terminations                             (16,095)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,299
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              206
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         3,491
                                                                  ____________
  Total increase (decrease)                                            24,940
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1996                                      $145,989
                                                                  ============























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $50,385

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,130)
  Net realized gain (loss) on investments                                 776
  Net unrealized appreciation of investments                           16,037
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      15,683

  Changes from principal transactions:
  Purchase payments                                                    11,422
  Contract distributions and terminations                              (9,800)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,423
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            1,229
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,274
                                                                    __________
  Total increase (decrease)                                            29,957
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        80,342






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($455)
  Net realized gain (loss) on investments                               4,125
  Net unrealized appreciation (depreciation) of investments            12,317
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      15,987

  Changes from principal transactions:
  Purchase payments                                                    25,572
  Contract distributions and terminations                             (12,639)
  Transfer payments from (to) Fixed Accounts and other Divisions       13,857
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              454
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        27,244
                                                                    __________
  Total increase (decrease)                                            43,231
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                      $123,573
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                         $59,746

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (1,137)
  Net realized gain (loss) on investments                              (7,448)
  Net unrealized appreciation of investments                            1,603
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (6,982)

  Changes from principal transactions:
  Purchase payments                                                     7,739
  Contract distributions and terminations                              (7,740)
  Transfer payments from (to) Fixed Accounts and other Divisions      (14,939)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (937)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (15,877)
                                                                    __________
  Total increase (decrease)                                           (22,859)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        36,887






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($998)
  Net realized gain (loss) on investments                              (2,959)
  Net unrealized appreciation (depreciation) of investments             5,674
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,717

  Changes from principal transactions:
  Purchase payments                                                     6,432
  Contract distributions and terminations                              (6,450)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,273)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (160)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,451)
                                                                    __________
  Total increase (decrease)                                               266
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $37,153
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                          $2,752

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            144
  Net realized gain (loss) on investments                                  29
  Net unrealized appreciation of investments                              944
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,117

  Changes from principal transactions:
  Purchase payments                                                     2,140
  Contract distributions and terminations                                (767)
  Transfer payments from (to) Fixed Accounts and other Divisions         (208)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              172
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         1,337
                                                                    __________
  Total increase (decrease)                                             2,454
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                         5,206






















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $396
  Net realized gain (loss) on investments                                 327
  Net unrealized appreciation (depreciation) of investments               245
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         968

  Changes from principal transactions:
  Purchase payments                                                      (111)
  Contract distributions and terminations                                (383)
  Transfer payments from (to) Fixed Accounts and other Divisions         (187)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (14)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (695)
                                                                    __________
  Total increase (decrease)                                               273
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        $5,479
                                                                    ==========























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                     Division
                                                                       (a)
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $478
  Net realized gain (loss) on investments                                 687
  Net unrealized appreciation of investments                            1,870
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,035

  Changes from principal transactions:
  Purchase payments                                                     8,619
  Contract distributions and terminations                                (776)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,429
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            1,140
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        25,412
                                                                    __________
  Total increase (decrease)                                            28,447
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                        28,447

(a) Commencement of operations, January 10, 1995


















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                     Division
                                                                       (a)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,157
  Net realized gain (loss) on investments                               1,290
  Net unrealized appreciation (depreciation) of investments               601
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,048

  Changes from principal transactions:
  Purchase payments                                                    15,780
  Contract distributions and terminations                              (3,990)
  Transfer payments from (to) Fixed Accounts and other Divisions         (376)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (48)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        11,366
                                                                    __________
  Total increase (decrease)                                            14,414
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $42,861
                                                                    ==========

(a) Commencement of operations, January 10, 1995




















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                     Division
                                                                       (b)
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation of investments                               28
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          19

  Changes from principal transactions:
  Purchase payments                                                     3,211
  Contract distributions and terminations                                (172)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,796
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              177
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,012
                                                                    __________
  Total increase (decrease)                                             8,031
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                         8,031

(b) Commencement of operations, October 3, 1995


















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                     Division
                                                                       (b)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $275
  Net realized gain (loss) on investments                                 161
  Net unrealized appreciation (depreciation) of investments             2,648
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,084

  Changes from principal transactions:
  Purchase payments                                                    12,046
  Contract distributions and terminations                              (1,671)
  Transfer payments from (to) Fixed Accounts and other Divisions        8,149
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              219
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,743
                                                                    __________
  Total increase (decrease)                                            21,827
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $29,858
                                                                    ==========

(b) Commencement of operations, October 3, 1995




















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                     Division
                                                                       (c)
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --

(c) Commencement of operations, January 3, 1996



















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                     Division
                                                                       (c)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($369)
  Net realized gain (loss) on investments                                  25
  Net unrealized appreciation (depreciation) of investments               674
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         330

  Changes from principal transactions:
  Purchase payments                                                    17,552
  Contract distributions and terminations                              (1,530)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,293
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              411
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        32,726
                                                                    __________
  Total increase (decrease)                                            33,056
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $33,056
                                                                    ==========

(c) Commencement of operations, January 3, 1996





















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                     Division
                                                                       (d)
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --

(d) Commencement of operations, September 3, 1996


















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                     Division
                                                                       (d)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($350)
  Net realized gain (loss) on investments                                 116
  Net unrealized appreciation (depreciation) of investments             4,419
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,185

  Changes from principal transactions:
  Purchase payments                                                     3,524
  Contract distributions and terminations                              (3,844)
  Transfer payments from (to) Fixed Accounts and other Divisions       80,286
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            2,115
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        82,081
                                                                    __________
  Total increase (decrease)                                            86,266
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       $86,266
                                                                    ==========

(d) Commencement of operations, September 3, 1996




















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                     Division
                                                                       (e)
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --
                                                                    __________
  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --

(e) Commencement of operations, September 23, 1996



















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                     Division
                                                                       (e)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $204
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments              (125)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          80

  Changes from principal transactions:
  Purchase payments                                                     1,207
  Contract distributions and terminations                                 (36)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,248
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               72
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,491
                                                                    __________
  Total increase (decrease)                                             4,571
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        $4,571
                                                                    ==========

(e) Commencement of operations, September 23, 1996





















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                     Division
                                                                       (e)
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation of investments                               --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                            --

(e) Commencement of operations, September 23, 1996


















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                     Division
                                                                       (e)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  $1
  Net unrealized appreciation (depreciation) of investments               269
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         270

  Changes from principal transactions:
  Purchase payments                                                     2,760
  Contract distributions and terminations                                 (43)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,164
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              124
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,005
                                                                    __________
  Total increase (decrease)                                             8,275
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        $8,275
                                                                    ==========

(e) Commencement of operations, September 23, 1996




















See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Combined
                                                                    __________
NET ASSETS AT JANUARY 1, 1995                                        $854,814

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         22,577
  Net realized gain (loss) on investments                               5,077
  Net unrealized appreciation of investments                           99,889
                                                                    __________
  Net increase (decrease) in net assets resulting from operations     127,543

  Changes from principal transactions:
  Purchase payments                                                   101,305
  Contract distributions and terminations                            (128,971)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,722
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            3,465
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (21,479)
                                                                    __________
  Total increase (decrease)                                           106,064
                                                                    __________
NET ASSETS AT DECEMBER 31, 1995                                       960,878
























See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
         For the years ended December 31, 1995 and 1996, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                   ___________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $44,388
  Net realized gain (loss) on investments                              21,659
  Net unrealized appreciation (depreciation) of investments            37,651
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations     103,698

  Changes from principal transactions:
  Purchase payments                                                   176,412
  Contract distributions and terminations                            (155,860)
  Transfer payments from (to) Fixed Accounts and other Divisions       98,017
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            1,428
                                                                   ___________
  Increase (decrease) in net assets derived from principal
   transactions                                                       119,997
                                                                   ___________
  Total increase (decrease)                                           223,695
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1996                                    $1,184,573
                                                                   ===========

























See accompanying notes.
                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1996


NOTE 1 - ORGANIZATION
Separate Account B (the "Account") was established on June 14, 1988, by Golden American Life Insurance Company ("Golden American"), under Minnesota insurance law to support the operations of variable annuity contracts ("Contracts"). Effective September 30, 1992, Golden American became a wholly-owned subsidiary of BT Variable, Inc. ("BTV"), an indirect wholly-owned subsidiary of Bankers Trust Company. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware. Effective August 13, 1996, Equitable of Iowa Companies acquired all of the outstanding capital stock of BTV. As of August 14, 1996, BT Variable, Inc.'s name was changed to EIC Variable, Inc. These transactions had no effect on the accompanying financial statements. Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York.

Operations of the Account commenced on January 25, 1989. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

At December 31, 1996, the Account had, under GoldenSelect Contracts, seventeen investment divisions: the Liquid Asset, the Limited Maturity Bond, the Natural Resources, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends, the Emerging Markets, the Market Manager, the Value Equity (commenced operations January,
1995), the Strategic Equity (commenced operations October, 1995), the Small Cap (commenced operations January, 1996), the Managed Global and the OTC (commenced operations September, 1996) and the Growth & Income (commenced operations September, 1996) Divisions ("Divisions"). The Managed Global Division was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds of The GCG Trust or the Equi-Select Series Trust (the "Trusts"). Effective January, 1997, the name of the Natural Resource Division was changed to the Hard Assets Division. Effective February, 1997, the Research, the Total Return, and the Value + Growth Divisions commenced operations. The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and contractowners are not permitted to direct their investments into this Division. Contractowners with investments in the Market Manager Division were permitted to elect to update their contracts to DVA PLUS contracts.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

Federal Income Taxes: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

Reclassification: Certain amounts in the 1995 financial statements have been reclassified to conform to the 1996 financial statement presentation.

NOTE 3 - CHARGES AND FEES
Contracts currently being sold include the DVA 100, DVA Series 100 and the DVA PLUS. The DVA PLUS has three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, they continued to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

  Mortality and Expense Risk Charges: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of .80%, .90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to the DVA 80, DVA 100, DVA Series 100, DVA PLUS-Standard, DVA PLUS-Annual Ratchet and DVA PLUS-7% Solution, respectively, to cover these risks.

  Asset Based Administrative Charges: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to DVA PLUS Contracts.

Annual Administrative Charges: An administrative charge of $40 per Contract year is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is incurred on the Contract anniversary date and deducted at the end of the Contract anniversary period. This charge has been waived for certain offerings of the Contracts.

NOTE 3 - CHARGES AND FEES (Continued)
Minimum Death Benefit Guarantee Charges: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

Contingent Deferred Sales Charges: Under DVA PLUS Contracts issued subsequent to September 1995, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first two complete years after purchase declining to 6%, 5%, 4%, 3% and 1% after the second, third, fourth, fifth and sixth years, respectively.

Other Contract Charges: Under DVA 80, DVA 100 and DVA Series 100 contracts, a charge is deducted from the accumulation value for contracts taking more than one conventional partial withdrawal during a contract year. For DVA 80 and DVA 100 contracts, annual distribution fees are deducted from contract accumulation values.

Deferred Sales Load: Under contracts offered prior to October 1995, a sales load of up to 7 1/2% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

Fees Waived by Golden American: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.















NOTE 3 - CHARGES AND FEES (Continued)
The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load and premium taxes advanced by Golden American, noted above. Net assets retained in the Account by Golden American are as follows:

                                                       Combined
                                        _________________________________
                                             1996              1995
                                        _______________   _______________
                                                (Dollars in thousands)
Balance at beginning of period                 $34,408           $44,008
Sales load advanced                                380             5,370
Premium tax advanced                                11                51
Net transfer (to) from Separate Account
 D, Fixed Account and other Divisions            1,037            (1,956)
Amortization of deferred sales load
 and premium tax                               (12,431)          (13,065)
                                        _______________   _______________
Balance at end of period                       $23,405           $34,408
                                        ===============   ===============



































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                          Period Ended December 31,
                            ____________________________________________________

                                       1996                       1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            _________________________  _________________________
                                            (Dollars in thousands)
The GCG Trust Liquid
 Asset Series                   $64,148      $63,169       $36,373      $45,249
The GCG Trust Limited
 Maturity Bond Series            13,202       23,196        13,148       24,648
The GCG Trust Natural
 Resources Series                22,965       11,706        11,278       19,076
The GCG Trust All-Growth
 Series                          10,482       22,833        21,261       11,424
The GCG Trust Real
 Estate Series                   12,388        5,777         4,524       10,440
The GCG Trust Fully
 Managed Series                  22,506       14,263        13,980       13,106
The GCG Trust Multiple
 Allocation Series               28,625       62,678        29,322       52,281
The GCG Trust Capital
 Appreciation Series             32,609       21,360        28,436       12,469
The GCG Trust Rising
 Dividends Series                41,303       14,500        19,522        6,361
The GCG Trust Emerging
 Markets Series                  11,043       13,496        10,584       27,621
The GCG Trust Market
 Manager Series                     449        1,388         3,057          832
The GCG Trust Value
 Equity Series                   20,546        8,015        29,104        3,199
The GCG Trust Strategic
 Equity Series                   20,731        1,702         8,151          142
The GCG Trust Small
 Cap Series                      47,577       15,201            --           --
The GCG Trust Managed
 Global Series                   85,923        4,148            --           --
Equi-Select Series Trust
 OTC Portfolio                    4,644          164            --           --
Equi-Select Series Trust
 Growth & Income Portfolio        8,037           49            --           --
                            ____________ ____________  ____________ ____________
                               $447,178     $283,645      $228,740     $226,848
                            ============ ============  ============ ============







NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 contracts to a DVA PLUS contract beginning in October 1995. Updates to DVA PLUS contracts result in both a sale (surrender of the old contract) and a purchase (acquisition of the new contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

Contractowner transactions in units were as follows:

                                            Period Ended December 31,
                              __________________________________________________

                                        1996                      1995
                              ________________________  ________________________
                               Purchases      Sales      Purchases      Sales
                              ________________________  ________________________

Liquid Asset Division           5,982,248   6,003,930     3,119,370   3,934,332
Limited Maturity Bond Division    829,366   1,824,946     1,096,937   1,842,599
Natural Resources Division      1,374,569     978,096       835,272   1,412,435
All-Growth Division             1,228,512   2,169,543     1,548,525   1,094,131
Real Estate Division              754,585     552,462       322,375     802,601
Fully Managed Division          1,450,300   1,450,120     1,020,546   1,063,678
Multiple Allocation Division    1,330,139   4,486,173     1,057,363   3,678,129
Capital Appreciation Division   2,032,074   1,900,755     1,740,091   1,248,056
Rising Dividends Division       3,448,184   1,678,751     1,883,516     753,983
Emerging Markets Division       1,573,766   1,768,185     1,386,840   3,143,521
Market Manager Division             7,958     106,893       282,507     142,437
Value Equity Division           1,834,937   1,024,120     2,459,134     333,200
Strategic Equity Division       2,083,197     353,766       848,555      45,767
Small Cap Division              4,912,458   2,122,101            --          --
Managed Global Division         8,792,080     716,753            --          --
OTC Division                      316,184      26,607            --          --
Growth & Income Division          697,746      35,755            --          --




















NOTE 6 - NET ASSETS
Net assets at December 31, 1996 consisted of the following:

                                           Limited
                              Liquid      Maturity      Natural        All-
                              Asset         Bond       Resources      Growth
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $32,438       $42,710      $29,064       $67,465
Accumulated net investment
 income (loss)                   5,038        12,389       10,233         7,934
Net unrealized appreciation
 (depreciation) of
 investments                        --          (765)       4,004         1,443
                           ____________ _____________ ____________ _____________
                               $37,476       $54,334      $43,301       $76,842
                           ============ ============= ============ =============

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $32,124      $100,420     $184,144       $96,189
Accumulated net investment
 income (loss)                   7,542        19,186       80,907        27,156
Net unrealized appreciation
 (depreciation) of
 investments                    11,015        14,825        5,376        22,644
                           ____________ _____________ ____________ _____________
                               $50,681      $134,431     $270,427      $145,989
                           ============ ============= ============ =============

                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           ____________ _____________ ____________ _____________
                                            (Dollars in thousands)
Unit transactions              $91,082       $48,602       $3,327       $36,655
Accumulated net
 investment income (loss)        4,742        (8,904)         964         3,735
Net unrealized appreciation
 (depreciation) of
 investments                    27,749        (2,545)       1,188         2,471
                           ____________ _____________ ____________ _____________
                              $123,573       $37,153       $5,479       $42,861
                           ============ ============= ============ =============


NOTE 6 - NET ASSETS - (Continued)

                            Strategic                   Managed
                              Equity      Small Cap      Global
                             Division     Division      Division
                           ____________ _____________ ____________
                                    (Dollars in thousands)
Unit transactions              $26,740       $32,726      $82,081
Accumulated net
 investment income (loss)          443          (344)        (234)
Net unrealized appreciation
 (depreciation) of
 investments                     2,675           674        4,419
                           ____________ _____________ ____________
                               $29,858       $33,056      $86,266
                           ============ ============= ============

                                          Growth &
                               OTC         Income
                             Division     Division      Combined
                           ____________ _____________ ____________
                                   (Dollars in thousands)
Unit transactions               $4,491        $8,005     $918,263
Accumulated net
 investment income (loss)          205             1      170,993
Net unrealized appreciation
 (depreciation) of
 investments                      (125)          269       95,317
                           ____________ _____________ ____________
                                $4,571        $8,275   $1,184,573
                           ============ ============= ============























NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by contract type as of December 31, 1996 was as follows:


                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
                                                                 (in thousands)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                 1,451        $13.984              $20
  DVA 100                                4,396         13.762               61
 Contracts in accumulation period:
  DVA 80                               463,720         13.984            6,485
  DVA 100                            1,703,328         13.762           23,441
  DVA Series 100                        19,543         13.380              262
  DVA PLUS - Standard                   76,505         13.506            1,033
  DVA PLUS - Annual Ratchet             84,960         13.347            1,134
  DVA PLUS - 7% Solution               383,231         13.188            5,054
                                                                 ______________
                                                                        37,490

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                22,205         15.839              352
  DVA 100                               27,295         15.588              425
 Contracts in accumulation period:
  DVA 80                                81,730         15.839            1,295
  DVA 100                            2,859,817         15.588           44,579
  DVA Series 100                        32,874         15.156              498
  DVA PLUS - Standard                   83,927         15.312            1,285
  DVA PLUS - Annual Ratchet             46,293         15.130              701
  DVA PLUS - 7% Solution               349,417         14.951            5,224
                                                                 ______________
                                                                        54,359

NATURAL RESOURCES
 Currently payable annuity products:
  DVA 80                                 2,262         20.589               46
  DVA 100                               21,633         20.262              438
 Contracts in accumulation period:
  DVA 80                               209,024         20.589            4,304
  DVA 100                            1,404,857         20.262           28,466
  DVA Series 100                        36,118         19.700              712
  DVA PLUS - Standard                   94,213         19.886            1,873
  DVA PLUS - Annual Ratchet             43,232         19.650              850
  DVA PLUS - 7% Solution               341,711         19.417            6,635
                                                                 ______________
                                                                        43,324






NOTE 7 - UNIT VALUES (Continued)

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
                                                                 (in thousands)
ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                 6,691        $14.337              $96
  DVA 100                               36,473         14.110              515
 Contracts in accumulation period:
  DVA 80                               151,395         14.337            2,170
  DVA 100                            4,238,780         14.110           59,809
  DVA Series 100                        23,840         13.718              327
  DVA PLUS - Standard                  129,648         13.848            1,795
  DVA PLUS - Annual Ratchet            146,161         13.684            2,000
  DVA PLUS - 7% Solution               752,345         13.521           10,173
                                                                 ______________
                                                                        76,885

REAL ESTATE
 Currently payable annuity products:
  DVA 80                                 7,224         22.048              159
  DVA 100                               35,685         21.699              774
 Contracts in accumulation period:
  DVA 80                               109,273         22.048            2,409
  DVA 100                            1,704,684         21.699           36,990
  DVA Series 100                        14,864         21.097              314
  DVA PLUS - Standard                   54,229         21.295            1,155
  DVA PLUS - Annual Ratchet             42,710         21.043              899
  DVA PLUS - 7% Solution               384,928         20.794            8,004
                                                                 ______________
                                                                        50,704

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                 9,341         18.115              169
  DVA 100                               90,888         17.828            1,620
 Contracts in accumulation period:
  DVA 80                               159,907         18.115            2,897
  DVA 100                            5,978,934         17.828          106,595
  DVA Series 100                        21,625         17.334              375
  DVA PLUS - Standard                  203,891         17.497            3,568
  DVA PLUS - Annual Ratchet            173,475         17.290            2,999
  DVA PLUS - 7% Solution               952,517         17.085           16,273
                                                                 ______________
                                                                       134,496









NOTE 7 - UNIT VALUES (Continued)

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
                                                                 (in thousands)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                35,810        $18.595             $666
  DVA 100                              131,617         18.300            2,409
 Contracts in accumulation period:
  DVA 80                               739,049         18.595           13,742
  DVA 100                           12,268,326         18.300          224,510
  DVA Series 100                        99,857         17.792            1,777
  DVA PLUS - Standard                  289,954         17.960            5,207
  DVA PLUS - Annual Ratchet            150,732         17.747            2,675
  DVA PLUS - 7% Solution             1,117,238         17.537           19,593
                                                                 ______________
                                                                       270,579

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                14,341         17.816              255
  DVA 100                               72,413         17.649            1,278
 Contracts in accumulation period:
  DVA 80                               108,583         17.816            1,934
  DVA 100                            6,632,504         17.649          117,056
  DVA Series 100                        35,436         17.359              615
  DVA PLUS - Standard                  162,558         17.463            2,839
  DVA PLUS - Annual Ratchet            174,592         17.343            3,028
  DVA PLUS - 7% Solution             1,106,359         17.222           19,054
                                                                 ______________
                                                                       146,059

RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                 6,467         15.984              103
  DVA 100                               27,116         15.880              431
 Contracts in accumulation period:
  DVA 80                               122,375         15.984            1,956
  DVA 100                            5,269,251         15.880           83,674
  DVA Series 100                        77,854         15.698            1,222
  DVA PLUS - Standard                  297,973         15.769            4,699
  DVA PLUS - Annual Ratchet            355,191         15.694            5,575
  DVA PLUS - 7% Solution             1,663,079         15.619           25,976
                                                                 ______________
                                                                       123,636









NOTE 7 - UNIT VALUES (Continued)

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
                                                                 (in thousands)
EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                 1,604         $9.915              $16
  DVA 100                               23,151          9.850              228
 Contracts in accumulation period:
  DVA 80                               125,073          9.915            1,240
  DVA 100                            2,729,245          9.850           26,884
  DVA Series 100                        28,101          9.738              274
  DVA PLUS - Standard                   97,857          9.782              957
  DVA PLUS - Annual Ratchet            102,267          9.735              995
  DVA PLUS - 7% Solution               679,247          9.688            6,581
                                                                 ______________
                                                                        37,175

MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                              373,579         14.641            5,469
  DVA PLUS - 7% Solution                 7,958         14.451              115
                                                                 ______________
                                                                         5,584

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                   534         14.722                8
  DVA 100                                8,244         14.664              121
 Contracts in accumulation period:
  DVA 80                                37,810         14.722              557
  DVA 100                            1,379,397         14.664           20,227
  DVA Series 100                        27,355         14.562              398
  DVA PLUS - Standard                  181,354         14.609            2,649
  DVA PLUS - Annual Ratchet            249,994         14.567            3,642
  DVA PLUS - 7% Solution             1,052,064         14.525           15,282
                                                                 ______________
                                                                        42,884

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                               37,512         11.830              444
 Contracts in accumulation period:
  DVA 80                                95,398         11.860            1,131
  DVA 100                              793,292         11.830            9,384
  DVA Series 100                        35,219         11.778              415
  DVA PLUS - Standard                  370,536         11.805            4,374
  DVA PLUS - Annual Ratchet            231,567         11.785            2,729
  DVA PLUS - 7% Solution               968,694         11.764           11,396
                                                                 ______________
                                                                        29,873



NOTE 7 - UNIT VALUES (Continued)

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
                                                                 (in thousands)
SMALL CAP
 Currently payable annuity products:
  DVA 100                               13,782        $11.890             $164
 Contracts in accumulation period:
  DVA 80                                85,117         11.914            1,014
  DVA 100                              908,778         11.890           10,806
  DVA Series 100                        40,332         11.848              478
  DVA PLUS - Standard                  198,338         11.860            2,352
  DVA PLUS - Annual Ratchet            227,347         11.843            2,692
  DVA PLUS - 7% Solution             1,316,663         11.825           15,569
                                                                 ______________
                                                                        33,075

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                 5,665         10.829               61
  DVA 100                               32,523         10.740              349
 Contracts in accumulation period:
  DVA 80                                89,636         10.829              971
  DVA 100                            6,049,685         10.740           64,973
  DVA Series 100                        64,797         10.589              686
  DVA PLUS - Standard                  226,224         10.620            2,402
  DVA PLUS - Annual Ratchet            231,774         10.554            2,446
  DVA PLUS - 7% Solution             1,375,023         10.488           14,422
                                                                 ______________
                                                                        86,310

OTC
 Contracts in accumulation period:
  DVA 80                                 2,623         15.932               42
  DVA 100                              167,020         15.860            2,649
  DVA Series 100                         5,670         15.735               89
  DVA PLUS - Standard                   29,878         15.772              471
  DVA PLUS - Annual Ratchet             28,223         15.696              443
  DVA PLUS - 7% Solution                56,163         15.665              880
                                                                 ______________
                                                                         4,574

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                 8,340         12.542              104
  DVA 100                              389,432         12.523            4,877
  DVA Series 100                         2,225         12.489               28
  DVA PLUS - Standard                   50,199         12.499              627
  DVA PLUS - Annual Ratchet             38,037         12.486              475
  DVA PLUS - 7% Solution               173,758         12.471            2,167
                                                                 ______________
                                                                         8,278


   [GOLDEN AMERICAN LIFE INSURANCE LOGO ]

                                 ANNUAL REPORT

                               ------------------

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

Golden American Life Insurance Company
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Contractholder:

I am pleased to provide you with the 1995 Annual Report for The Managed Global Account of Separate Account D. This portfolio invests in a wide range of equity, debt securities and money market instruments worldwide. It has been managed by Warburg, Pincus Counsellors, Inc. since July, 1994 and seeks high total investment returns consistent with prudent regard for capital preservation.

Included in the Annual Report is a report of Warburg, Pincus Counsellors, Inc. Warburg, Pincus' comments reflect their views as of the date written, and are subject to change at any time.

If you have any questions or would like additional information, please call Golden American customer service: 1-800-366-0066. We would be pleased to assist you.

Thank you for your continued support of GoldenSelect products. We look forward to serving you in 1996 and beyond.

Sincerely.

/s/ Terry L. Kendall

Terry L. Kendall
President

MANAGED GLOBAL ACCOUNT

The objective of the GoldenSelect Managed Global Account of Separate Account D is long-term capital appreciation and international diversification.

The year saw fairly wide divergences in performance among foreign markets. Most European exchanges recorded solid gains, while many of the emerging markets, particularly in Asia, suffered losses. Japan, after falling sharply in the year's first six months, staged a powerful recovery at midyear and finished the year even.

Japan remains the Account's largest commitment to a single country, at 32% of the portfolio. The Portfolio Manager is encouraged by developments in the Japanese economy, and is equally optimistic about the stock market's prospects in 1996.

Emerging markets, collectively, suffered in 1995, and as a result valuations are now lower than they have been in several years. The Portfolio Manager sees many attractive opportunities in emerging markets as 1996 begins, particularly in Asia, which represents the major focus of the Account's emerging-market exposure.

As 1996 begins, the Portfolio Manager's outlook on international equity markets is, in general, positive, and believes that the Account is well-positioned with regard to its regional and country allocations and its specific holdings.

                                          WARBURG, PINCUS COUNSELLORS, INC.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995:

1. Banco De Santander S.A., ADR...................................................       4.0%
2. Canon Inc......................................................................       3.7%
3. East Japan Railway Company.....................................................       3.1%
4. Nippon Telegraph & Telephone Corporation.......................................       3.0%
5. VA Technologie AG..............................................................       3.0%

ASSET DISTRIBUTION BY COUNTRY

The following table replaces a pie chart showing asset distribution by country as a precentage of total investments.

                    Other............................... 36.4%
                    Argentina...........................  4.0%
                    Spain...............................  4.0%
                    Hong Kong...........................  4.1%
                    New Zealand.........................  6.0%
                    France..............................  6.1%
                    Great Britain.......................  7.4%
                    Japan............................... 32.0%

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

ASSETS
  Investments, at value (Cost $67,478,262) (Notes 1 and 3)...........................................................  $  70,981,052
  Cash...............................................................................................................         78,896
  Receivables:
     Investment securities sold......................................................................................      1,336,669
     Dividends and interest..........................................................................................         99,399
     Premium payments and reallocations..............................................................................         20,839
  Net unrealized appreciation of forward foreign currency exchange contracts.........................................        351,688
  Prepaid expenses and other assets..................................................................................          9,271
                                                                                                                       -------------
     Total Assets....................................................................................................     72,877,814

LIABILITIES
  Payables:
     Investment securities purchased.................................................................................        334,419
     Surrenders, withdrawals and reallocations.......................................................................         58,577
     Golden American for contract related expenses (Note 2)..........................................................         43,558
  Accrued management and organization fees (Note 2)..................................................................          1,684
  Accrued expenses...................................................................................................         64,469
                                                                                                                       -------------
     Total Liabilities...............................................................................................        502,707
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

NET ASSETS
  For variable annuity contracts.....................................................................................  $  69,499,713
  Retained in The Managed Global Account of Separate Account D by Golden American (Note 2)...........................      2,875,394
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
  Interest (net of foreign withholding taxes of $3,203)..............................................................  $     92,139
  Dividends (net of foreign withholding taxes of $149,639)...........................................................     1,207,385
                                                                                                                        ------------
     Total Investment Income.........................................................................................     1,299,524
                                                                                                                        ------------

EXPENSES:
  Mortality and expense risk and asset based administrative charges (Note 2).........................................       739,881
  Management and advisory fees (Note 2)..............................................................................       734,700
  Custodian fees (Note 2)............................................................................................       111,693
  Accounting fees....................................................................................................        51,766
  Auditing fees......................................................................................................        23,639
  Printing and mailing...............................................................................................        14,268
  Board of governors' fees and expenses (Note 2).....................................................................         5,987
  Legal fees.........................................................................................................         3,818
  Other..............................................................................................................        40,556
                                                                                                                        ------------
     Total Expenses..................................................................................................     1,726,308
  Less amounts paid by the investment manager pursuant to expense limitation agreement (Note 2)......................       (63,386)
                                                                                                                        ------------
     Net Expenses....................................................................................................     1,662,922
                                                                                                                        ------------
NET INVESTMENT LOSS..................................................................................................      (363,398)
                                                                                                                        ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
     Security transactions...........................................................................................    (6,119,111)
     Forward foreign currency exchange contracts.....................................................................     1,952,175
     Foreign currency transactions...................................................................................        (4,990)
  Net change in unrealized appreciation of:
     Securities......................................................................................................     7,765,310
     Forward foreign currency exchange contracts.....................................................................       351,688
     Other assets and liabilities denominated in foreign currencies..................................................         3,323
                                                                                                                        ------------
  Net realized and unrealized gain on investments....................................................................     3,948,395
                                                                                                                        ------------
     Net increase in net assets resulting from operations............................................................  $  3,584,997
                                                                                                                        ------------
                                                                                                                        ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                                                                                                        YEAR ENDED     YEAR ENDED
                                                                                                       DECEMBER 31,   DECEMBER 31,
                                                                                                           1995           1994
                                                                                                       -------------  -------------

INCREASE/(DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment loss................................................................................  $    (363,398) $    (259,767)
  Net realized loss on securities, forward foreign currency exchange contracts and foreign currency
     transactions....................................................................................     (4,171,926)    (1,363,558)
  Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange
     contracts and other assets and liabilities denominated in foreign currencies....................      8,120,321    (11,511,952)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from operations....................................      3,584,997    (13,135,277)
                                                                                                       -------------  -------------

CONTRACT RELATED TRANSACTIONS:
  Premiums...........................................................................................      6,235,725     22,680,207
  Benefits, surrenders and other withdrawals.........................................................     (9,881,861)    (8,496,158)
  Net transfers (to) from Separate Account B, Fixed Account and Golden American......................    (12,563,025)    (2,244,552)
  Contract related charges and fees (Note 2).........................................................     (1,209,284)    (1,073,158)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from contract related transactions.................    (17,418,445)    10,866,339
                                                                                                       -------------  -------------
  Net decrease in net assets.........................................................................    (13,833,448)    (2,268,938)

NET ASSETS:
  Beginning of year..................................................................................     86,208,555     88,477,493
                                                                                                       -------------  -------------
  End of year........................................................................................  $  72,375,107  $  86,208,555
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS


                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 100.

                                                                               YEAR        YEAR        YEAR       PERIOD
                                                                               ENDED       ENDED       ENDED       ENDED
                                                                             12/31/95   12/31/94**   12/31/93    12/31/92*
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, beginning of year.................................  $   9.091   $  10.518   $  10.008   $  10.000
                                                                             ---------  -----------  ---------  -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) #.............................................     (0.044)     (0.030)     (0.046)      0.022
Net realized and unrealized gain/(loss) on investments.....................      0.612      (1.397)      0.556      (0.014)
                                                                             ---------  -----------  ---------  -----------
Total from investment operations...........................................      0.568      (1.427)      0.510       0.008
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, end of year.......................................  $   9.659   $   9.091   $  10.518   $  10.008
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
Total return...............................................................       6.25%     (13.57)%      5.10%       0.08%++
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................  $  68,283    $  83,702  $  85,702    $  38,699
Ratio of operating expenses to average net assets..........................       2.27%        2.31%      2.68%        2.46%+
Decrease reflected in above expense ratio due to expense limitations.......       0.08%        0.09%      0.03%          --
Ratio of net investment income/(loss) to average net assets................     (0.50)%       (0.31)%    (0.44)%       1.78%+

------------------
 * These units were available for sale on October 21, 1992.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 80.

                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.130    $  10.541   $  10.420
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.027)      (0.011)     (0.005)
Net realized and unrealized gain/(loss) on investments.....................................       0.617       (1.400)      0.126
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.590       (1.411)      0.121
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.720    $   9.130   $  10.541
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        6.46%      (13.39)%      1.16%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $   1,047    $   1,877   $   2,087
Ratio of operating expenses to average net assets..........................................        2.07%        2.11%       2.48%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.30)%      (0.11)%     (0.24)%+

------------------
 * These units were available for sale on October 14, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


 FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA SERIES 100.


                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.027    $  10.481   $  10.536
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.076)      (0.066)     (0.036)
Net realized and unrealized gain/(loss) on investments.....................................       0.607       (1.388)     (0.019)
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.531       (1.454)     (0.055)
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.558    $   9.027   $  10.481
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        5.87%      (13.87)%     (0.52)%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $     545    $     630   $     688
Ratio of operating expenses to average net assets..........................................        2.62%        2.66%       3.02%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.85)%      (0.66)%     (0.79)%+

------------------
 * These units were available for sale on April 27, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

          FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                  DVA PLUS-      DVA PLUS-       DVA PLUS-
                                                                                  STANDARD    ANNUAL RATCHET    7% SOLUTION
                                                                                 -----------  ---------------  -------------
                                                                                   PERIOD         PERIOD          PERIOD
                                                                                    ENDED          ENDED           ENDED
                                                                                  12/31/95*      12/31/95*       12/31/95*
                                                                                 -----------  ---------------  -------------
Accumulation unit value, beginning of period...................................   $   9.323      $   9.282       $   9.240
                                                                                 -----------  ---------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss #..........................................................      (0.013)        (0.013)         (0.013)
Net realized and unrealized gain on investments................................       0.266          0.262           0.259
                                                                                 -----------  ---------------  -------------
Total from investment operations...............................................       0.253          0.249           0.246
                                                                                 -----------  ---------------  -------------
Accumulation unit value, end of period.........................................   $   9.576      $   9.531       $   9.486
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
Total return...................................................................        2.71%++        2.69%++         2.66%++
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................   $     256      $     262       $   1,982
Ratio of operating expenses to average net assets..............................        2.40%+         2.55%+          2.60%+
Decrease reflected in above expense ratio due to expense limitations...........        0.08%+         0.08%+          0.08%+
Ratio of net investment loss to average net assets.............................       (0.63)%+       (0.78)%+        (0.83)%+

------------------
*  These units were available for sale on October 2, 1995.
+  Annualized
++ Non-annualized
# Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS
                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- 93.7%
  ARGENTINA -- 3.9%
         2,318  Banco de Galicia Y Buenos Aires
                  S.A.............................  $    47,809
        21,045  Banco Frances del Rio de la Plata
                  S.A.............................      186,220
        19,320  Banco Frances del Rio de la Plata
                  S.A., ADR.......................      519,225
        61,900  Capex S.A., Class A, GDR**........      897,550
        25,600  Telefonica de Argentina S.A.,
                  ADR.............................      697,600
        21,800  Y.P.F. S.A........................      471,425
                                                    -----------
                                                      2,819,829
                                                    -----------
AUSTRALIA -- 2.6%
        71,312  BTR Ltd. Class A..................      348,227
        51,375  Niugini Mining Ltd.+..............       98,898
       274,500  Pasminco Ltd.+....................      336,637
       212,900  Woodside Petroleum Ltd............    1,088,677
                                                    -----------
                                                      1,872,439
                                                    -----------
AUSTRIA -- 3.0%
        17,000  VA Technologie AG+................    2,159,051
                                                    -----------
BRAZIL -- 0.4%
         9,000  Panamerican Beverages Inc., Class
                  A...............................      288,000
                                                    -----------
CHINA -- 0.4%
        15,000  Jilan Chemical, ADR...............      322,500
                                                    -----------
DENMARK -- 0.3%
        11,100  International Service Systems AS,
                  Class B.........................      249,865
                                                    -----------
FINLAND -- 1.1%
        15,650  Metsa-Serla, Class B..............      482,070
           500  Metra AB, Class B.................       20,688
        11,600  Valmet, Class A...................      287,987
                                                    -----------
                                                        790,745
                                                    -----------
FRANCE -- 6.0%
         9,507  Bouygues..........................      956,907
         4,000  Cetelem...........................      750,145
        47,300  Largardere Groupe.................      868,598
         8,351  Scor S.A..........................      260,703
        19,671  Total S.A., Class B...............    1,326,518
         4,597  Total S.A., ADS...................      156,298
                                                    -----------
                                                      4,319,169
                                                    -----------
GERMANY -- 2.9%
        12,400  Adidas AG.........................      656,318
        11,500  Adidas AG, ADR**..................      302,158
         3,400  Deutsche Bank AG..................      161,156
        13,000  SGL Carbon AG.....................    1,006,276
                                                    -----------
                                                      2,125,908
                                                    -----------
GREAT BRITAIN -- 7.2%
       173,956  British Airport Authority Ord.....    1,310,242
        11,600  Cookson Group PLC.................       55,125
        50,000  Govett & Company Ltd., Ord. PLC...      180,148
        64,000  Grand Metropolitan PLC Ord........      460,682
       156,223  Prudential Corporation PLC........    1,005,637
        31,232  Reckitt & Colman PLC Ord..........      345,589
       630,000  Singer & Friedlander Group PLC....    1,061,553
       295,400  Takare PLC........................      825,761
                                                    -----------
                                                      5,244,737
                                                    -----------

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
HONG KONG -- 4.1%
       359,000  Citic Pacific Ltd.................  $ 1,228,005
        48,737  HSBC Holdings Ltd.................      737,437
       141,201  Jardine Matheson Holdings Ltd.....      967,227
                                                    -----------
                                                      2,932,669
                                                    -----------
INDIA -- 3.1%
        33,000  Hindalco Industries Ltd., GDR**...    1,126,290
        41,400  India Fund (The) Inc..............      367,425
        51,200  Reliance Industries Ltd., GDS.....      716,800
                                                    -----------
                                                      2,210,515
                                                    -----------
INDONESIA -- 2.3%
        34,500  Bank International Indonesia
                  (Foreign).......................      114,296
        99,000  PT Mulia Industrindo Ord.
                  (Foreign).......................      279,270
        79,500  PT Semen Gresik (Foreign).........      222,523
        10,500  PT Telekomunikas, ADR.............      265,125
       410,000  PT Telekomunikas (Foreign)........      537,940
        19,800  PT Tri Polyta Indonesia, ADR......      272,250
                                                    -----------
                                                      1,691,404
                                                    -----------
ISRAEL -- 1.8%
        75,000  Ampal American Israel Corporation,
                  Class A.........................      393,750
        38,500  ECI Telecom, Ltd..................      878,281
                                                    -----------
                                                      1,272,031
                                                    -----------
JAPAN -- 29.5%
       149,000  Canon Inc.........................    2,698,596
        22,000  Circle K Japan Company Ltd........      969,491
           170  DDI Corporation...................    1,317,191
           458  East Japan Railway Company........    2,226,789
        89,000  Hitachi Ltd.......................      896,465
         2,500  Keyence Corporation...............      288,136
        75,000  Kirin Beverage Corporation........    1,009,685
         5,000  Kyocera Corporation...............      371,429
        11,000  Murata Manufacturing Company
                  Ltd.............................      404,843
        94,000  NEC Corporation...................    1,147,119
        27,000  Nippon Communication Systems
                  Corporation.....................      285,036
           267  Nippon Telegraph & Telephone
                  Corporation.....................    2,161,215
            54  NTT Data Communication Systems
                  Corporation.....................    1,814,818
        40,800  Orix Corporation..................    1,679,419
         6,000  Rohm Company......................      338,789
        20,000  Sony Corporation..................    1,199,031
        33,000  TDK Corporation...................    1,684,358
         3,000  UNY Company.......................       56,368
        21,600  York-Benimaru Company Ltd.........      826,344
                                                    -----------
                                                     21,375,122
                                                    -----------
  KOREA -- 2.5%
         6,600  Mando Machinery Corporation,
                  GDR.............................      173,250
        40,300  Mando Machinery Corporation,
                  GDR**...........................    1,057,875
         5,800  Samsung Electric, GDR.............      559,700
                                                    -----------
                                                      1,790,825
                                                    -----------
  MALAYSIA -- 0.4%
        75,000  Westmont BHD......................      259,873
                                                    -----------
  MEXICO -- 0.4%
        93,000  Gruma S.A., Series B..............      261,581
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- (CONTINUED)
  NEW ZEALAND -- 5.9%
     1,313,354  Brierley Investments Ltd..........  $ 1,038,912
       266,300  Fletcher Challenge Ltd............      614,550
       502,522  Fletcher Challenge (Forest
                  Division) Ltd...................      716,182
       538,800  Lion Nathan Ltd...................    1,285,678
        30,000  Sky City Ltd......................      622,697
                                                    -----------
                                                      4,278,019
                                                    -----------
  NORWAY -- 1.0%
        17,100  Norsk Hydro, ADR..................      716,063
                                                    -----------
  PAKISTAN -- 0.3%
       241,000  Pakistan Telecommunications
                  Corporation.....................      216,589
                                                    -----------
  SINGAPORE -- 2.5%
         9,000  D.B.S. Land Ltd...................       30,414
       119,000  Development Bank of Singapore
                  Ltd.............................    1,480,665
       464,000  I.P.C. Corporation................      308,349
                                                    -----------
                                                      1,819,428
                                                    -----------
  SPAIN -- 4.0%
        58,100  Banco de Santander S.A., ADR......    2,861,425
                                                    -----------
  SWEDEN -- 3.0%
         8,100  Asea AB, Class B..................      787,983
        35,200  Astra AB, Class B.................    1,394,112
                                                    -----------
                                                      2,182,095
                                                    -----------
  SWITZERLAND -- 1.5%
           615  Brown Boveri & Cie AG, Class A....      714,744
           200  Ciba-Geigy AG.....................      175,195
           150  Danza Holding AG..................      163,920
                                                    -----------
                                                      1,053,859
                                                    -----------
  TAIWAN -- 2.5%
     1,680,000  GP Taiwan Index Fund..............    1,325,268
        75,511  Tuntex Distinct Corporation,
                  GDS **..........................      509,701
                                                    -----------
                                                      1,834,969
                                                    -----------
  THAILAND -- 1.1%
       146,800  Industrial Finance Corporation of
                  Thailand (Foreign)..............      498,269
        81,400  Thai Military Bank Public Company
                  Ltd. (Foreign)..................      329,607
                                                    -----------
                                                        827,876
                                                    -----------
                Total Common Stocks
                  (Cost $64,252,583)..............   67,776,586
                                                    -----------
WARRANTS -- 0.0%# COST ($20,647)
  SWITZERLAND -- 0.0%#
           600  Danza Holding AG, Expires
                  08/02/1996......................        2,667
                                                    -----------


  PRINCIPAL                                            VALUE
    AMOUNT                                           (NOTE 1)
--------------                                      -----------
CONVERTIBLE CORPORATE BONDS -- 3.8%
  JAPAN -- 1.8%
           JPY  Matasushita Electric Works Ltd.,
   111,000,000    2.700% due 05/31/2002...........  $ 1,313,724
                                                    -----------
  TAIWAN -- 2.0%
    $1,070,000  President Enterprises Corporation,
                  Zero coupon due 07/22/2001......    1,358,900
        70,000  Yang Ming Marine Transport
                  Corporation,
                  2.000% due 10/06/2001...........       77,175
                                                    -----------
                                                      1,436,075
                                                    -----------
                Total Convertible Corporate Bonds
                  (Cost $2,753,032)...............    2,749,799
                                                    -----------
REPURCHASE AGREEMENT -- 0.6% Cost ($452,000)
       452,000  Agreement with PNC Securities
                  Corporation, 5.600% dated
                  12/29/1995 to be repurchased at
                  $452,281 on 01/02/1996,
                  collateralized by $445,000 U.S.
                  Treasury Notes, 5.750% due
                  09/30/1997 (value $455,324).....      452,000
                                                    -----------

                                                          VALUE
             PRINCIPAL AMOUNT                           (NOTE 1)
------------------------------------------             -----------
TOTAL INVESTMENTS (COST $67,478,262)
  (NOTES 1 AND 3)..........                      98.1%  70,981,052
OTHER ASSETS AND LIABILITIES (NET)........        1.9    1,394,055
                                            ---------  -----------
NET ASSETS................................      100.0% $72,375,107
                                            ---------  -----------
                                            ---------  -----------

----------------------
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing security.
 # Amount is less than 0.1%.

GLOSSARY OF TERMS
                      American Depositary
ADR        --         Receipt.
                      American Depositary
ADS        --         Share.
                      Global Depositary
GDR        --         Receipt.
GDS        --         Global Depositary Share.
JPY        --         Japanese Yen.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

DECEMBER 31, 1995, INDUSTRY CLASSIFICATION OF THE FUND WAS AS FOLLOWS
(UNAUDITED):

                                         % OF NET        VALUE
       INDUSTRY CLASSIFICATION            ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
LONG TERM INVESTMENTS:
Electric Machinery
  Equipment/Electronics..............          9.6%     $6,970,456
Telecommunications...................          8.4       6,073,941
Investment Companies.................          8.0       5,795,435
Banking/Financials...................          7.7       5,539,247
Financial Services...................          7.5       5,461,877
Durable Goods -- Consumer............          5.5       3,999,903
Transportation.......................          5.2       3,778,127
Oil/Gas Extraction...................          5.2       3,758,981
Computer Software....................          2.5       1,814,818
Forest Products/Paper................          2.5       1,812,802
Industrial...........................          2.4       1,707,127
Technology...........................          2.3       1,684,358
Pharmaceuticals......................          2.2       1,569,307
Metal/Metal Products.................          2.2       1,561,824
Chemicals/Allied Products............          1.8       1,311,550
Beverages............................          1.8       1,297,685
Brewery..............................          1.8       1,285,678
Insurance............................          1.8       1,266,339
Automobile Parts.....................          1.7       1,231,125
Industrial/Commercial Machinery......          1.7       1,199,031
Engineering/Construction.............          1.6       1,179,431
Metals -- Diversified................          1.4       1,006,276
Convenience Stores...................          1.3         969,492
Shoes/Leather........................          1.3         958,476
Energy...............................          1.2         897,550
Retail -- Grocery....................          1.2         882,712
Health Care Services.................          1.1         825,761
Food/Kindred Products................          1.0         722,263
Electronics -- Semiconductor.........          1.0         710,218
Entertainment........................          0.9         622,697
Textiles.............................          0.7         509,701
Nondurable Goods -- Consumer.........          0.5         345,589
Computer Industry....................          0.4         308,349
Communication........................          0.4         285,036

                                         % OF NET        VALUE
 INDUSTRY CLASSIFICATION (CONTINUED)      ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
Capital Goods........................          0.4%       $279,270
Business Services....................          0.4         249,865
Other................................          0.9         656,755
                                             -----    ------------
TOTAL LONG TERM INVESTMENTS..........         97.5      70,529,052
REPURCHASE AGREEMENT.................          0.6         452,000
                                             -----    ------------
TOTAL INVESTMENTS....................         98.1      70,981,052
OTHER ASSETS AND LIABILITIES (NET)...          1.9       1,394,055
                                             -----    ------------
NET ASSETS...........................        100.0%    $72,375,107
                                             -----
                                             -----    ------------
                                                      ------------

                                  SCHEDULE OF
                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

           FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
       CONTRACTS TO DELIVER
----------------------------------     IN
                                    EXCHANGE                 UNREALIZED
EXPIRATION          LOCAL           FOR U.S.    VALUE IN    APPRECIATION/
   DATE            CURRENCY             $        U.S. $     (DEPRECIATION)
----------  ----------------------  ---------  -----------  -------------
03/21/1996  JPY        302,112,500  2,999,915   2,961,061     $  38,854
03/21/1996  JPY        958,387,500  9,514,420   9,393,333       121,087
03/21/1996  FRF         19,600,000  4,000,000   4,004,659        (4,659)
06/17/1996  JPY        282,690,000  3,000,000   2,803,594       196,406
                                                            -------------
Net Unrealized Appreciation of Forward Foreign Currency
  Exchange Contracts......................................    $ 351,688
                                                            -------------
                                                            -------------

GLOSSARY OF TERMS
FRF          --         French Franc
JPY        --           Japanese Yen

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managed Global Account of Separate Account D (the 'Account') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company and meets the definition of a separate account under federal securities laws. The Account was established on April 18, 1990, by Golden American Life Insurance Company ('Golden American'), to support the operations of variable annuity contracts ('Contracts'). Golden American, a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect subsidiary of Bankers Trust Company ('Bankers Trust'), is a stock life insurance company organized under the laws of the state of Delaware. Golden American is primarily engaged in the issuance of variable insurance products and is authorized to do business in the District of Columbia and in all states except New York.

Operations on the Account commenced on October 21, 1992. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to the Account at the direction of contractholders. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the reserves and other contract liabilities with respect to the Account. Golden American has entered into a reinsurance agreement with an affiliated reinsurer to cover insurance risks under the Contracts. Golden American remains liable to the extent that the reinsurer does not meet its obligations under the reinsurance agreement.

The preparation of financial statements in accordance with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Short-term debt securities are valued at their amortized cost which approximates fair value. Amortized cost involves valuing a portfolio security instrument at its cost, initially, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Governors.

(B) DERIVATIVE FINANCIAL INSTRUMENTS: The Account may engage in various portfolio strategies, as described below, to seek to manage its exposure to equity markets and to manage fluctuations in foreign currency rates. Forward foreign currency exchange contracts to buy, writing puts and buying calls tend to increase the Account's exposure to the underlying market or currency. Forward foreign currency exchange contracts to sell, buying puts and writing calls tend to decrease the Account's exposure to the underlying market or currency. In some instances, investments in derivative financial instruments may involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Losses may arise under these contracts due to the existence of an illiquid secondary market for the contracts, or if the counterparty does not perform under the contract. An additional primary risk associated with the use of certain of these contracts may be caused by an imperfect correlation between movements in the price of the derivative financial instruments and the price of the underlying securities, indices or currency.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Account may enter into forward foreign currency exchange contracts. The Account will enter in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
rates. Forward foreign currency exchange contracts are valued at the applicable forward rate, and are marked to market daily. The change in market value is recorded by the Account as an unrealized gain or loss. When a contract is closed, the Account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Open contracts at December 31, 1995 and their related unrealized appreciation (depreciation) are set forth in the Schedule of Forward Foreign Currency Exchange Contracts which accompanies the Portfolio of Investments. Realized and unrealized gain/(loss) arriving from forward foreign currency exchange contracts are included in net realized and unrealized gain/(loss) on forward foreign currency exchange contracts.

OPTIONS: The Account may engage in option transactions. When the Account writes an option, an amount equal to the premium received by the Account is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market on a daily basis to reflect the current value of the option written.

When a security is sold through an exercise of an option, the related premium received (or paid) is deducted from (or added to) the basis of the security sold. When an option expires (or the Account enters into a closing transaction), the Account realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the premium paid or received). The Account did not write options during the year ended December 31, 1995. Realized gains arising from purchased options are included in the net realized gain/(loss) on security transactions.

(C) FOREIGN CURRENCY: Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Account does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) from securities.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Account's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in the exchange rate.

(D) REPURCHASE AGREEMENTS: The Account may enter into repurchase agreements in accordance with guidelines approved by the Board of Governors of the Account. The Account bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Account is delayed or prevented from exercising its rights to dispose of the underlying securities received as collateral including the risk of a possible decline in the value of the underlying securities during the period while the Account seeks to exercise its rights. The Account takes possession of the collateral and reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Account enters into repurchase agreements to evaluate potential risks. The market value of the underlying securities received as collateral must be at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Account has the right to use the underlying securities to offset the loss.

(E) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on the identified cost basis which is the same basis used for federal income tax purposes.

(F) FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of Golden American.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

OPERATING EXPENSES: Directed Services, Inc. ('DSI'), a wholly owned subsidiary of BTV, serves as Manager to the Account pursuant to a Management Agreement. Under the Management Agreement, DSI has overall responsibility, subject to the supervision of the Board of Governors, for administrating all operations of the Account and for monitoring and evaluating the management of the assets of the Account by the Portfolio Manager. In consideration for these services, the Account pays DSI a management fee based upon the following annual percentage of the Account's average daily net assets: 0.40% of the first $500 million and 0.30% of the amount over $500 million. Warburg, Pincus Counsellors, Inc. ('Warburg') serves as the Portfolio Manager of the Account and in that capacity provides investment advisory services for the Account including asset allocation and security selection. In consideration for these services, Warburg is paid an advisory fee by the Account, payable monthly, based on the average daily net assets of the Account at an annual rate of 0.60% of the first $500 million and 0.50% on the excess thereof. For the year ended December 31, 1995, the Account incurred management and advisory fees of $293,930 and $440,770, respectively.

The Account bears the expenses of its investment management operations, including expenses associated with custody of securities, portfolio accounting, the Board of Governors, legal and auditing services, registration fees and other related operating expenses. Bankers Trust is the custodian of the assets in the Account. For the year ended December 31, 1995, the Account incurred $111,693 for custodian fees. In addition, the Account reimburses Golden American for certain organization expenses (See Note 4). At December 31, 1995, a total of $1,684 was payable to DSI and Golden American for management and reimbursement of organization expenses.

Certain officers and governors of the Account are also officers and/or directors of the Manager, Golden American, BTV and Bankers Trust.

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of 0.80%, 0.90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet and DVA Plus-7% Solution, respectively, to cover these risks. Golden American did not deduct mortality and expense risk charges and asset based administrative charges from the DVA Plus Contract assets until November 1995, upon which it received exemptive relief from the Securities and Exchange Commission.

ASSET BASED ADMINISTRATIVE CHARGE: To compensate Golden American for the administrative expenses under the Contracts, a daily charge at an annual rate of 0.10% is deducted from assets attributable to the DVA 100 and DVA Series 100 Contracts. A daily charge of 0.15% is deducted from the assets attributable to DVA Plus Contracts.

OTHER CONTRACT CHARGES: An administrative fee of $40 per Contract year is deducted from the accumulation value of certain DVA 80 and DVA 100 Contracts. Under DVA Plus Contracts issued subsequent to September of 1995, an excess allocation charge of $25 per allocation may be imposed by Golden American after the twelfth allocation change in a contract year. Under DVA 80, DVA 100 and DVA Series 100 Contracts ('Previous Contracts'), a partial withdrawal charge of the lower of 2% of the withdrawal or $25 is deducted from the accumulation for each additional partial withdrawal in a Contract year. In addition, under the Previous Contracts, there is an excess allocation charge of $25 for each allocation change between divisions in excess of the five free changes allowed per contract year.

DEFERRED SALES LOAD: Under contracts offered prior to October of 1995, a sales load of up to 6.50% was applicable to each premium payment for sales related expenses as specified in the Contracts. For DVA Series 100 Contracts, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. For the year ended December 31, 1995, contract sales loads of $1,124,480 initially advanced by Golden American to the Account were deducted from contractowners' accumulation value. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September of 1995, a contingent deferred sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% of the premium payment during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth and sixth complete years, respectively. For the year ended December 31, 1995, Golden American collected Surrender Charges in the amount of $15.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American reduced to conform with the Commissioner's Annuity Reserve Valuation Methodology ('CARVM') noted above.

Net Assets Retained in the Account by Golden American are as follows:

                                                                                             YEAR          YEAR
                                                                                            ENDED         ENDED
                                                                                           12/31/95      12/31/94
                                                                                         ------------  ------------
Balance at beginning of year...........................................................  $  4,533,964  $  4,668,658
Sales load advanced and additions to surrender charges.................................       379,811     1,338,526
Premium tax advanced...................................................................         2,628         6,823
Net transfer (to) from Separate Account B, Fixed Account and Golden American...........      (899,808)     (427,829)
Amortization of deferred sales load, surrender charges and premium tax.................    (1,141,201)   (1,052,214)
                                                                                         ------------  ------------
                                                                                         $  2,875,394  $  4,533,964
                                                                                         ------------  ------------
                                                                                         ------------  ------------

PREMIUM TAXES: Premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums. Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from the accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states, Golden American advances the amount of the charge for premium taxes to Contractowners and then deducts it from the accumulation value in equal installments on each contract processing date over a six year period. Golden American is currently waiving the deduction of the applicable installments of the charge for premium taxes previously advanced by Golden American to Contractowners. Golden American reserves the right to deduct the total amount of the charge for premium taxes previously waived and unrecovered on the annuity commencement date or upon surrender of the Contract.

EXPENSE LIMITATION: The Account and DSI entered into an agreement to limit the ordinary operating expenses of the Account, excluding, among other things, mortality and expense risk charges, asset based administrative charges, interest expense, and other contractual charges, through December 31, 1995, so that such expenses do not exceed on an annual basis 1.25% of the first $500 million of the average daily net assets and 1.05% of the excess over $500 million. For the year ended December 31, 1995, $63,386 was reimbursed by DSI to the Account pursuant to this limitation. Such agreement existed under the same terms for the year ended December 31, 1994.

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For the years ended December 31, 1995 and December 31, 1994, fees paid by Golden American to DSI in connection with sales of the contracts aggregated approximately $446,000 and $1,343,000, respectively.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1995, were $30,992,571 and $4,817,671, respectively.

At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,320,461 and $4,817,671, respectively.

For the year ended December 31, 1995, the portfolio turnover rate was 44%.

4. ORGANIZATION COSTS

The initial organizational expenses of the Account of approximately $150,000 were paid by Golden American. The Account reimburses Golden American monthly for such expenses ratably over a period of sixty months from the date of the Account's commencement of operations. At December 31, 1995, the unamortized balance of such expenses was $75,090. It is Golden American's intention not to seek reimbursement for any unpaid amounts should the account cease operations.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

5. INCREASE/(DECREASE) IN ACCUMULATION UNITS

                                                                                            FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                         --------------------------
                                                                                             1995          1994
                                                                                         ------------  ------------
DVA 100
  Units purchased......................................................................       409,418     2,267,150
  Units redeemed.......................................................................    (2,561,328)   (1,161,000)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................    (2,151,910)    1,106,150
Units at the beginning of the period...................................................     9,225,615     8,119,465
                                                                                         ------------  ------------
Units at the end of the period.........................................................     7,073,705     9,225,615
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA 80
  Units purchased......................................................................        66,593       154,827
  Units redeemed.......................................................................      (164,429)     (147,275)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (97,836)        7,552
Units at the beginning of the period...................................................       205,564       198,012
                                                                                         ------------  ------------
Units at the end of the period.........................................................       107,728       205,564
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA Series 100
  Units purchased......................................................................        27,026        55,550
  Units redeemed.......................................................................       (39,838)      (51,428)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (12,812)        4,124
Units at the beginning of the period...................................................        69,795        65,671
                                                                                         ------------  ------------
Units at the end of the period.........................................................        56,983        69,795
                                                                                         ------------  ------------
                                                                                         ------------  ------------

                                                                                            PERIOD
                                                                                            ENDED
                                                                                          12/31/95*
                                                                                         ------------
DVA Plus -- Standard
  Units purchased......................................................................        43,964
  Units redeemed.......................................................................       (17,239)
                                                                                         ------------
       Net Increase....................................................................        26,725
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        26,725
                                                                                         ------------
                                                                                         ------------
DVA Plus -- Annual Ratchet
  Units purchased......................................................................        29,267
  Units redeemed.......................................................................        (1,811)
                                                                                         ------------
       Net Increase....................................................................        27,456
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        27,456
                                                                                         ------------
                                                                                         ------------
DVA Plus -- 7% Solution
  Units purchased......................................................................       209,355
  Units redeemed.......................................................................          (345)
                                                                                         ------------
       Net Increase....................................................................       209,010
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................       209,010
                                                                                         ------------
                                                                                         ------------

------------------
* The DVA Plus -- Standard, Annual Ratchet and 7% Solution units were offered for sale commencing October 2, 1995.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

6. SUBSEQUENT EVENT

On August 13, 1996, under the terms of a stock purchase agreement, Equitable of Iowa Companies acquired all of the interest in BTV from Whitewood Properties Corp., a subsidiary of Bankers Trust Company. DSI and Golden American are wholly owned subsidiaries of BTV.

In addition at a special meeting held on August 8, 1996, the contractholders approved the reorganization of the Account from a separate account of Golden American register as a management investment company toa newly created division (the "Division") of Separate Account B, an existing separate account of Golden American which is registered as a unit investment trust. On the date of reorganization, which is anticipated to be September 3, 1996, the Account will transfer all of its assets to the Division. The Division will simultaneously exchange these assets to the Managed Global Series of the The GCG Trust in consideration for shares of the Series. The Managed Global Series is a newly created Series of The GCG Trust. Ths GCG Trust is and existing open-end management investment company registered under the Investment Company Act of 1940.

If this reorganization, described above, had taken place on December 31, 1995, the unit values and net assets of the Division would have been the same as reflected in the Account's financial statements contained herein.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Contractowners and Board of Governors
The Managed Global Account of Separate Account D

     We have audited the accompanying statement of assets and liabilities of The Managed Global Account of Separate Account D, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of December 31, 1995 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Managed Global Account of Separate Account D at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.


                                              /s/ ERNST & YOUNG LLP


New York, New York
February 9, 1996
except for Note 6, as to which the date is August 27, 1996

REPORT OF INDEPENDENT AUDITORS
________________________________________________________________________________

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the post-acquisition period from August 14, 1996 to December 31, 1996 and the pre-acquisition period from January 1, 1996 to August 13, 1996 and for each of the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for the post-acquisition period from August 14, 1996 to December 31, 1996 and the pre-acquisition period from January 1, 1996 to August 13, 1996 and for each of the years ended December 31, 1995 and 1994, in conformity with generally accepted accounting principles.

                                                   s/Ernst & Young LLP


Des Moines, Iowa
February 11, 1997





















                        CONSOLIDATED BALANCE SHEETS
                (Dollars in thousands, except per share data)

                                         POST-ACQUISITION   |   PRE-ACQUISITION
                                        ___________________ |  _________________
                                         December 31, 1996  |  December 31, 1995
                                        ___________________ |  _________________
                                                            |
ASSETS                                                      |
                                                            |
Investments:                                                |
 Fixed maturities, available for sale,                      |
  at fair value (cost: 1996 - $275,153;                     |
  1995 - $48,671)                                 $275,563  |           $49,629
 Equity securities, at fair value                           |
  (cost: 1996 - $36; 1995 - $27)                        33  |                29
 Mortgage loans on real estate                      31,459  |                --
 Policy loans                                        4,634  |             2,021
 Short-term investments                             12,631  |            15,614
                                        ___________________ |  _________________
Total investments                                  324,320  |            67,293
                                                            |
Cash and cash equivalents                            5,839  |             5,046
                                                            |
Accrued investment income                            4,139  |               768
                                                            |
Deferred policy acquisition costs                   11,468  |            67,314
                                                            |
Present value of in force acquired                  83,051  |             6,057
                                                            |
Property and equipment, less allowances                     |
 for depreciaition of $63 in 1996 and                       |
 $86 in 1995                                           699  |               490
                                                            |
Goodwill, less accumulated amortization                     |
 of $589 in 1996                                    38,665  |                --
                                                            |
Other assets                                         2,471  |             7,136
                                                            |
Separate account assets                          1,207,247  |         1,048,953
                                        ___________________ |  _________________
Total assets                                    $1,677,899  |        $1,203,057
                                        =================== |  =================














See accompanying notes.

                   CONSOLIDATED BALANCE SHEETS - CONTINUED
                (Dollars in thousands, except per share data)

                                         POST-ACQUISITION   |   PRE-ACQUISITION
                                        ___________________ |  _________________
                                         December 31, 1996  |  December 31, 1995
                                        ___________________ |  _________________
                                                            |
LIABILITIES AND STOCKHOLDER'S                               |
 EQUITY                                                     |
                                                            |
Policy liabilities and accruals:                            |
 Future policy benefits:                                    |
  Annuity and interest sensitive life                       |
   products                                       $285,287  |           $33,673
  Unearned revenue reserve                           2,063  |             6,556
                                        ___________________ |  _________________
                                                   287,350  |            40,229
                                                            |
Deferred income taxes                                  365  |                --
Surplus note                                        25,000  |                --
Due to affiliates                                    1,504  |               675
Other liabilities                                   15,949  |            15,075
Separate account liabilities                     1,207,247  |         1,048,953
                                        ___________________ |  _________________
                                                 1,537,415  |         1,104,932
                                                            |
Commitments and contingencies                               |
                                                            |
Stockholder's equity:                                       |
 Common stock, par value $10 per share,                     |
  authorized, issued and outstanding                        |
  250,000 shares                                     2,500  |             2,500
 Redeemable preferred stock, par value                      |
  $5,000 per share, 50,000 shares                           |
  authorized (1995 - 10,000 shares                          |
  issued and outstanding)                               --  |            50,000
 Additional paid-in capital                        137,372  |            45,030
 Unrealized appreciation (depreciation)                     |
  of securities at fair value                          262  |               658
 Retained earnings (deficit)                           350  |               (63)
                                        ___________________ |  _________________
Total stockholder's equity                         140,484  |            98,125
                                        ___________________ |  _________________
Total liabilities and stockholder's                         |
 equity                                         $1,677,899  |        $1,203,057
                                        =================== |  =================









See accompanying notes.

                       CONSOLIDATED STATEMENTS OF INCOME
                            (Dollars in thousands)

                                            POST-ACQUISITION | PRE-ACQUISITION
                                           __________________| ________________
                                              For the period |  For the period
                                             August 14, 1996 | January 1, 1996
                                                     through |         through
                                           December 31, 1996 | August 13, 1996
                                           __________________| ________________
                                                             |
                                                             |
Revenues:                                                    |
 Annuity and interest sensitive life                         |
  product charges                                     $8,768 |         $12,259
 Management fee revenue                                  877 |           1,390
 Net investment income                                 5,795 |           4,990
 Realized gains (losses) on investments                   42 |            (420)
 Other income                                            486 |              70
                                           __________________| ________________
                                                      15,968 |          18,289
                                                             |
                                                             |
Insurance benefits and expenses:                             |
 Annuity and interest sensitive life benefits:               |
  Interest credited to account balances                5,741 |           4,355
  Benefit claims incurred in excess of                       |
   account balances                                    1,262 |             915
 Underwriting, acquisition and insurance                     |
  expenses:                                                  |
   Commissions                                         9,866 |          16,549
   General expenses                                    5,906 |           9,422
   Insurance taxes                                       672 |           1,225
   Policy acquisition costs deferred                 (11,712)|         (19,300)
   Amortization:                                             |
    Deferred policy acquisition costs                    244 |           2,436
    Present value of in force acquired                 2,745 |             951
    Goodwill                                             589 |              --
                                           __________________| ________________
                                                      15,313 |          16,553
                                                             |
Interest expense                                          85 |              --
                                           __________________| ________________
                                                      15,398 |          16,553
                                           __________________| ________________
                                                         570 |           1,736
                                                             |
Income taxes                                             220 |          (1,463)
                                           __________________| ________________
                                                             |
Net income                                              $350 |          $3,199
                                           ==================| ================




See accompanying notes.

                  CONSOLIDATED STATEMENTS OF INCOME - CONTINUED
                            (Dollars in thousands)

                                                       PRE-ACQUISITION
                                           ____________________________________
                                                     For the          For the
                                                  year ended        year ended
                                                December 31,      December 31,
                                                        1995              1994
                                           ____________________________________

Revenues:
 Annuity and interest sensitive life
  product charges                                    $18,388           $17,519
 Management fee revenue                                  987                --
 Net investment income                                 2,818               560
 Realized gains (losses) on investments                  297                65
 Other income                                             63                --
                                           __________________  ________________
                                                      22,553            18,144


Insurance benefits and expenses:
 Annuity and interest sensitive life benefits:
  Interest credited to account balances                1,322                40
  Benefit claims incurred in excess of
   account balances                                    1,824                (5)
 Underwriting, acquisition and insurance
  expenses:
   Commissions                                         7,983            16,978
   General expenses                                   12,650            12,921
   Insurance taxes                                       952               373
   Policy acquisition costs deferred                  (9,804)          (23,119)
   Amortization:
    Deferred policy acquisition costs                  2,710             4,608
    Present value of in force acquired                 1,552             2,164
    Goodwill                                              --                --
                                           __________________  ________________
                                                      19,189            13,960

Interest expense                                          --             1,962
                                           __________________  ________________
                                                      19,189            15,922
                                           __________________  ________________
                                                       3,364             2,222

Income taxes                                              --                --
                                           __________________  ________________
Net income                                            $3,364            $2,222
                                           ==================  ================





See accompanying notes.

            CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  (Dollars in thousands, except per share data)

                                                PRE-ACQUISITION
                      __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                           Addi-         of               Total
                              Redeemable  tional  Securities Retained    Stock-
                      Common  Preferred  Paid-In         at  Earnings  holder's
                       Stock     Stock   Capital  Fair Value (Deficit)   Equity
                      __________________________________________________________
Balance at
 January 1, 1994      $2,500             $28,336        $62   ($2,301)  $28,597
 Issuance of 10,000
  shares of preferred
  stock                   --   $50,000        --         --        --    50,000
 Contribution of
  capital                 --        --     8,750         --        --     8,750
 Net income for 1994      --        --        --         --     2,222     2,222
 Unrealized deprecia-
  tion of securities
  at fair value           --        --        --        (63)       --       (63)
                      __________________________________________________________
Balance at
 December 31, 1994     2,500    50,000    37,086         (1)      (79)   89,506
 Contribution of
  capital                 --        --     7,944         --        --     7,944
 Net income for 1995      --        --        --         --     3,364     3,364
 Preferred stock
  dividends               --        --        --         --    (3,348)   (3,348)
 Unrealized apprecia-
  tion of securities
  at fair value           --        --        --        659        --       659
                      __________________________________________________________
Balance at
 December 31, 1995     2,500    50,000    45,030        658       (63)   98,125
 Net income for the
  period January 1, 1996
  to August 13, 1996      --        --        --         --     3,199     3,199
 Preferred stock
  dividends               --        --        --         --      (719)     (719)
 Unrealized deprecia-
  tion of securities
  at fair value           --        --        --     (1,175)       --    (1,175)
                      __________________________________________________________

Balance at
 August 13, 1996      $2,500   $50,000   $45,030      ($517)   $2,417   $99,430
                      ==========================================================

See accompanying notes.

      CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY - CONTINUED
                  (Dollars in thousands, except per share data)

                                               POST-ACQUISITION
                      __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                           Addi-         of               Total
                              Redeemable  tional  Securities Retained    Stock-
                      Common  Preferred  Paid-In         at  Earnings  holder's
                       Stock     Stock   Capital  Fair Value (Deficit)   Equity
                      __________________________________________________________
Balance at
 August 14, 1996      $2,500   $50,000   $87,372         --        --  $139,872
 Contribution of
  preferred stock
  to additional
  paid-in capital         --   (50,000)   50,000         --        --        --
 Net income for period
  August 14, 1996 to
  December 31, 1996       --        --        --         --      $350       350
 Unrealized apprecia-
  tion of securities
  at fair value           --        --        --       $262        --       262
                      __________________________________________________________
Balance at
 December 31, 1996    $2,500    $   --  $137,372       $262      $350  $140,484
                      ==========================================================























See accompanying notes.

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

                                        POST-ACQUISITION  |   PRE-ACQUISITION
                                       ___________________| ___________________
                                           For the period |     For the period
                                          August 14, 1996 |    January 1, 1996
                                                  through |            through
                                        December 31, 1996 |    August 13, 1996
                                       ___________________| ___________________
                                                          |
                                                          |
OPERATING ACTIVITIES                                      |
Net income                                           $350 |             $3,199
Adjustments to reconcile net income                       |
 to net cash provided by (used in)                        |
 operations:                                              |
 Adjustments related to annuity and                       |
  interest sensitive life products:                       |
  Change in annuity and interest                          |
   sensitive life product reserves                  5,106 |              4,472
  Change in unearned revenues                       2,063 |              2,084
 Increase in accrued investment income               (877)|             (2,494)
 Policy acquisition costs deferred                (11,712)|            (19,300)
 Amortization of deferred policy                          |
  acquisition costs                                   244 |              2,436
 Amortization of present value of in                      |
  force acquired                                    2,745 |                951
 Change in other assets, other                            |
  liabilities and accrued income taxes                (96)|              4,672
 Provision for depreciation and                           |
  amortization                                      1,242 |                703
 Provision for deferred income taxes                  220 |             (1,463)
 Realized (gains) losses on investments               (42)|                420
                                       ___________________| ___________________
Net cash provided by (used in)                            |
 operating activities                                (757)|             (4,320)
                                                          |
                                                          |
INVESTING ACTIVITIES                                      |
Sale, maturity or repayment of                            |
 investments:                                             |
 Fixed maturities - available for sale             47,453 |             55,091
 Fixed maturities - held for investment                -- |                 --
 Equity securities                                     -- |                 --
 Mortgage loans on real estate                         40 |                 --
 Short-term investments - net                       2,629 |                354
                                       ___________________| ___________________
                                                   50,122 |             55,445







See accompanying notes.

                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
                             (Dollars in thousands)

                                           POST-ACQUISITION |  PRE-ACQUISITION
                                          __________________| _________________
                                             For the period |   For the period
                                            August 14, 1996 |  January 1, 1996
                                                    through |          through
                                          December 31, 1996 |  August 13, 1996
                                          __________________| _________________
                                                            |
                                                            |
INVESTING ACTIVITIES - CONTINUED                            |
Acquisition of investments:                                 |
 Fixed maturities - available for sale            ($147,170)|        ($184,589)
 Fixed maturities - held for investment                  -- |               --
 Equity securities                                       (5)|               --
 Mortgage loans on real estate                      (31,499)|               --
 Policy loans - net                                    (637)|           (1,977)
 Short-term investments - net                            -- |               --
                                          __________________| _________________
                                                   (179,311)|         (186,566)
 Funds held in escrow pursuant to                           |
  an Exchange Agreement                                  -- |               --
 Purchase of property and equipment                    (137)|               --
                                          __________________| _________________
Net cash used in investing activities              (129,326)|         (131,121)
                                                            |
FINANCING ACTIVITIES                                        |
Retirement of short-term debt                            -- |               --
Proceeds from issuance of surplus note               25,000 |               --
Receipts from annuity and interest                          |
 sensitive life policies credited                           |
 to policyholder account balances                   116,819 |          149,750
Return of policyholder account balances                     |
 on annuity and interest sensitive                          |
 life policies                                       (3,315)|           (2,695)
Net reallocations (to) from Separate                        |
 Accounts                                           (10,237)|           (8,286)
Contributions of capital by parent                       -- |               --
Issuance of preferred stock                              -- |               --
Dividends paid on preferred stock                        -- |             (719)
                                          __________________| _________________
Net cash provided by financing                              |
 activities                                         128,267 |          138,050
                                          __________________| _________________
Increase (decrease) in cash and                             |
 cash equivalents                                    (1,816)|            2,609
                                                            |
Cash and cash equivalents at                                |
 beginning of period                                  7,655 |            5,046
                                          __________________| _________________
Cash and cash equivalents at end                            |
 of period                                           $5,839 |           $7,655
                                          ==================| =================

See accompanying notes.

                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
                             (Dollars in thousands)

                                                        PRE-ACQUISITION
                                              ________________________________
                                                    For the          For the
                                                 year ended        year ended
                                               December 31,      December 31,
                                                       1995              1994
                                              ________________________________

OPERATING ACTIVITIES
Net income                                           $3,364            $2,222
Adjustments to reconcile net income
 to net cash provided by (used in)
 operations:
 Adjustments related to annuity and
  interest sensitive life products:
  Change in annuity and interest
   sensitive life product reserves                    4,664            (1,370)
  Change in unearned revenues                         4,949             1,594
 Increase in accrued investment income                 (676)              (24)
 Policy acquisition costs deferred                   (9,804)          (23,119)
 Amortization of deferred policy
  acquisition costs                                   2,710             4,608
 Amortization of present value of in
  force acquired                                      1,552             2,164
 Change in other assets, other
  liabilities and accrued income taxes                4,686            (4,543)
 Provision for depreciation and
  amortization                                         (142)               13
 Provision for deferred income taxes                     --                --
 Realized (gains) losses on investments                (297)              (65)
                                              ______________    ______________
Net cash provided by (used in)
 operating activities                                11,006           (18,520)


INVESTING ACTIVITIES
Sale, maturity or repayment of
 investments:
 Fixed maturities - available for sale               24,026                --
 Fixed maturities - held for investment                  --               321
 Equity securities                                       --               313
 Mortgage loans on real estate                           --                --
 Short-term investments - net                            --             1,299
                                              ______________    ______________
                                                     24,026             1,933







See accompanying notes.

                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
                             (Dollars in thousands)

                                                        PRE-ACQUISITION
                                               ________________________________
                                                     For the          For the
                                                  year ended        year ended
                                                December 31,      December 31,
                                                        1995              1994
                                               ________________________________

INVESTING ACTIVITIES - CONTINUED
Acquisition of investments:
 Fixed maturities - available for sale              ($61,723)               --
 Fixed maturities - held for investment                   --             ($857)
 Equity securities                                       (10)               (7)
 Mortgage loans on real estate                            --                --
 Policy loans - net                                   (1,508)             (369)
 Short-term investments - net                         (1,681)               --
                                               ______________    ______________
                                                     (64,922)           (1,233)
 Funds held in escrow pursuant to
  an Exchange Agreement                               (1,242)           (1,382)
 Purchase of property and equipment                       --                --
                                               ______________    ______________
Net cash used in investing activities                (42,138)             (682)

FINANCING ACTIVITIES
Retirement of short-term debt                             --           (40,000)
Proceeds from issuance of surplus note                    --                --
Receipts from annuity and interest
 sensitive life policies credited
 to policyholder account balances                     29,501                --
Return of policyholder account balances
 on annuity and interest sensitive
 life policies                                        (1,543)               --
Net reallocations (to) from Separate
 Accounts                                                 --                --
Contributions of capital by parent                     7,944             8,750
Issuance of preferred stock                               --            50,000
Dividends paid on preferred stock                     (3,348)               --
                                               ______________    ______________
Net cash provided by financing
 activities                                           32,554            18,750
                                               ______________    ______________
Increase (decrease) in cash and
 cash equivalents                                      1,422              (452)

Cash and cash equivalents at
 beginning of period                                   3,624             4,076
                                               ______________    ______________
Cash and cash equivalents at end
 of period                                            $5,046            $3,624
                                               ==============    ==============

See accompanying notes.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                              December 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES
________________________________________________________________________________

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") collectively the "Company". First Golden was capitalized by Golden American on December 17, 1996. All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997, First Golden became licensed to sell insurance products in the state of New York. The Company's products are marketed by broker/dealers, financial institutions and insurance agents. The Company's primary customers are individuals and families.

On August 13, 1996, Equitable of Iowa Companies ("Equitable") acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") and its wholly-owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood") pursuant to the terms of a Stock Purchase Agreement between Equitable and Whitewood (the "Purchase Agreement"). See Note 5 for additional information.

For financial statement purposes, the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase acquisition effective August 14, 1996. This acquisition resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at that date. As a result, the Company's financial statements for periods subsequent to August 13, 1996, are presented on the Post-Acquisition new basis of accounting, while the financial statements for August 13, 1996 and prior periods are presented on the Pre-Acquisition historical cost basis of accounting.

INVESTMENTS
Fixed Maturities: Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities" requires fixed maturity securities to be designated as either "available for sale", "held for investment" or "trading". Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs, present value of in force acquired, policy reserves and deferred income taxes. At December 31, 1996 and 1995, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date. Securities the Company has the positive intent and ability to hold to maturity are designated as "held for investment". Held for investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Sales of securities designated as held for investment are severely restricted by SFAS No. 115. Securities that are bought and held principally for the purpose of selling them in the near term are designated as trading securities. Unrealized gains and losses on trading securities are included in current earnings. Transfers of securities between categories are restricted and are recorded at fair value at the time of the transfer. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statements of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable or at cost if not readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

Mortgage loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts.

Fair Values: Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consists of the Company's investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

CASH AND CASH EQUIVALENTS
For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively, or "unlocked", when the Company revises its estimate of current or future gross profits to be realized from a group of products. Deferred policy acquisition costs are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

PRESENT VALUE OF IN FORCE ACQUIRED
As a result of the acquisition of Golden American, a portion of the acquisition cost was allocated to the right to receive future cash flows from the existing insurance contracts. This allocated cost represents the present value of in force acquired ("PVIF") which reflects the value of those purchased policies calculated by discounting actuarially determined expected cash flows at the discount rate determined by the purchaser. Interest is imputed on the unamortized balance of PVIF at rates of 7.70% to 7.80%. Amortization of PVIF is charged to expense in proportion to expected gross profits. This amortization is adjusted retrospectively, or "unlocked", when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. PVIF is adjusted to reflect the pro forma impact of unrealized gains (losses) on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements at the Golden American headquarters, office furniture and equipment and capitalized computer software and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the acquisition discussed above and is being amortized over 25 years on a straight line basis. See Note 5 for additional information.

FUTURE POLICY BENEFITS
Future policy benefits for fixed interest divisions of the variable products, are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.00% to 7.25% during 1996.

The unearned revenue reserve represents unearned distribution fees discussed below. These distribution fees have been deferred and are amortized over the life of the contract in proportion to its expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable annuity and variable life products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets carried at fair value of the underlying investments generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statement of Income.

Product charges recorded by the Company from variable annuity and variable life products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statement of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its parent is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1997, Golden American could pay dividends to its parent of approximately $2,186,000 without prior approval of statutory authorities. The Company has maintained adequate statutory capital and surplus and has not used surplus relief or financial reinsurance, which have come under scrutiny by many state insurance departments.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the preparation period. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and present value of in force acquired, (4) fair values of assets and liabilities recorded as a result of acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATION
Certain amounts in the 1995 and 1994 financial statements have been reclassified to conform to the 1996 financial statement presentation.

2.  BASIS OF FINANCIAL REPORTING
________________________________________________________________________________

The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of an acquisition and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest divisions of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes
(if applicable) and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the Statements of Income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable annuity and variable life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; and (11) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net income (loss) for Golden American, as determined in accordance with statutory accounting practices was $(9,188,000) in 1996, $(4,117,000) in 1995 and $(11,260,000) in 1994. Total statutory capital and surplus was $80,430,000 at December 31, 1996 and $66,357,000 at December 31, 1995.




3.   INVESTMENT OPERATIONS
________________________________________________________________________________

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

                           POST-
                        ACQUISITION                 PRE-ACQUISITION
                        _______________________________________________________
                           For the  |    For the
                             period |      period
                         August 14, |  January 1,       For the        For the
                        1996 through| 1996 through   year ended     year ended
                        December 31,|  August 13,   December 31,   December 31,
                               1996 |        1996          1995           1994
                        ____________| _________________________________________
                              (Dollars in thousands)
                                    |
Fixed maturities             $5,083 |      $4,507        $1,610           $142
Equity securities               103 |          --            --              1
Mortgage loans on real              |
 estate                         203 |          --            --             --
Policy loans                     78 |          73            56             11
Short-term investments          441 |         341           899            226
Other, net                        2 |          22           148             99
Funds held in escrow             -- |         145           166             83
                        ____________| _________________________________________
Gross investment income       5,910 |       5,088         2,879            562
Less investment expenses       (115)|         (98)          (61)            (2)
                        ____________| _________________________________________
Net investment income        $5,795 |      $4,990        $2,818           $560
                        ============| =========================================

























Realized gains (losses) are as follows:

                                        REALIZED*
                           POST-
                        ACQUISITION                 PRE-ACQUISITION
                        _______________________________________________________
                           For the  |    For the
                             period |      period
                         August 14, |  January 1,
                        1996 through| 1996 through   Year ended     Year ended
                        December 31,|  August 13,   December 31,   December 31,
                               1996 |        1996          1995           1994
                        ____________| _________________________________________
                             (Dollars in thousands)
                                    |
Fixed maturities:                   |
 Available for sale             $42 |       ($420)         $297
 Held for investment             -- |          --            --             $2
Equity securities                -- |          --            --             63
                        ____________| _________________________________________
Realized gains (losses)             |
 on investments                 $42 |       ($420)         $297            $65
                        =======================================================

*See Note 6 for the income tax effects attributable to realized gains and losses on investments.

The change in unrealized appreciation (depreciation) on securities at fair value is as follows:

                                        UNREALIZED
                           POST-
                        ACQUISITION                 PRE-ACQUISITION
                        _______________________________________________________
                           For the  |    For the
                             period |      period
                         August 14, |  January 1,
                        1996 through| 1996 through   Year ended     Year ended
                        December 31,|  August 13,   December 31,   December 31,
                             1996** |        1996          1995           1994
                        ____________| _________________________________________
                             (Dollars in thousands)
                                    |
Fixed maturities:                   |
 Available for sale            $410 |     ($2,087)         $958           ($65)
 Held for investment             -- |          --            90             --
Equity securities                (3)|           1             3            (63)
                        ____________| _________________________________________
Unrealized appreciation             |
 (depreciation) of                  |
 securities                    $407 |     ($2,086)       $1,051          ($128)
                        =======================================================

**On August 13, 1996, all fixed maturities and equity securities in the Company's investment portfolio were marked to market.

At December 31, 1996 and December 31, 1995, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturity securities, all of which are designated as available for sale, are as follows:

                                               POST-ACQUISITION
                               _______________________________________________
                                                Gross       Gross   Estimated
                                Amortized  Unrealized  Unrealized        Fair
December 31, 1996                    Cost       Gains      Losses       Value
______________________________________________________________________________
                                             (Dollars in thousands)
U.S. government and
 governmental agencies
 and authorities:
  Mortgage-backed securities      $70,902        $122       ($247)    $70,777
  Other                             3,082           2          (4)      3,080
Public utilities                   35,893         193         (38)     36,048
Investment grade corporate        134,487         586        (466)    134,607
Below investment grade
 corporate                         25,921         249         (56)     26,114
Mortgage-backed securities          4,868          69          --       4,937
                               ___________ ___________ ___________ ___________
Total                            $275,153      $1,221       ($811)   $275,563
                               =========== =========== =========== ===========

                                               PRE-ACQUISITION
                               _______________________________________________
                                                Gross       Gross   Estimated
                                Amortized  Unrealized  Unrealized        Fair
December 31, 1995                    Cost       Gains      Losses       Value
______________________________________________________________________________
                                             (Dollars in thousands)
U.S. government and
 governmental agencies
 and authorities - Other          $13,334        $176                 $13,510
Public utilities                    5,276          26                   5,302
Investment grade corporate         27,042         700        ($31)     27,711
Mortgage-backed securities          3,019          87          --       3,106
                               ___________ ___________ ___________ ___________
Total                             $48,671        $989        ($31)    $49,629
                               =========== =========== =========== ===========

At December 31, 1996, net unrealized investment gains on fixed maturities designated as available for sale totaled $410,000. This appreciation caused an increase to stockholder's equity of $265,000 at December 31, 1996 (net of deferred income taxes of $145,000). No fixed maturity securities were designated as held for investment at December 31, 1996 or 1995. Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.




Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1996, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        POST-ACQUISITION
                                                _____________________________
                                                                   Estimated
                                                   Amortized            Fair
December 31, 1996                                       Cost           Value
_____________________________________________________________________________
                                                    (Dollars in thousands)
Due within one year                                  $15,908         $15,930
Due after one year through five years                122,958         123,487
Due after five years through ten years                60,517          60,432
                                                _____________   _____________
                                                     199,383         199,849
Mortgage-backed securities                            75,770          75,714
                                                _____________   _____________
Total                                               $275,153        $275,563
                                                =============   =============


































An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio is as follows:

                                            Gross         Gross      Proceeds
                          Amortized      Realized      Realized          from
                               Cost         Gains        Losses          Sale
______________________________________________________________________________
                                           (Dollars in thousands)
For the period August 14,
 1996 through
 December 31, 1996:
Scheduled principal
 repayments, calls and
 tenders                     $1,612                                    $1,612
Sales                        45,799          $115          ($73)       45,841
                        ______________________________________________________
Total                       $47,411          $115          ($73)      $47,453
                        ======================================================
For the period January 1,
 1996 through August 13,
 1996:
Scheduled principal
 repayments, calls and
 tenders                     $1,801                                    $1,801
Sales                        53,710          $152         ($572)       53,290
                        ______________________________________________________
Total                       $55,511          $152         ($572)      $55,091
                        ======================================================
Year ended December 31,
 1995:
Scheduled principal
 repayments, calls and
 tenders                    $20,279          $305          ($16)      $20,568
Sales                         3,450             8            --         3,458
                        ______________________________________________________
Total                       $23,729          $313          ($16)      $24,026
                        ======================================================
Year ended December 31,
 1994:
Scheduled principal
 repayments, tenders
 (available for sale only)
 and calls - held for
 investment                    $319            $2        $   --          $321
                        ______________________________________________________
Total                          $319            $2        $   --          $321
                        ======================================================

Investment Valuation Analysis: The company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1996 and 1995, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 1996 and 1995, affidavits of deposits covering bonds with a par value of $6,605,000 and $2,695,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. Fixed maturity investments included investments in various government bonds and government or agency mortgage-backed securities (27% in 1996 and 1995), public utilities (13% in 1996, 11% in 1995), basic industrials (30% in 1996, 20% in 1995) and financial companies (18% in 1996, 30% in 1995). Mortgage loans on real estate have been analyzed by geographical location and 17% of all mortgage loans are in Georgia. There are no other concentrations of mortgage loans in any state exceeding ten percent in 1996. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1996), industrial buildings (31% in 1996) and multi-family residential buildings
(27% in 1996). Equity securities and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1996.

4.  FAIR VALUES OF FINANCIAL INSTRUMENTS
________________________________________________________________________________

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" requires additional disclosures about derivative financial instruments. Most of the Company's investments, insurance liabilities and debt fall within the standards' definition of a financial instrument. Although the Company's insurance liabilities are specifically exempted from this disclosure requirement, estimated fair value disclosure of these liabilities is also provided in order to make the disclosures more meaningful. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values.


December 31                                                    1996
_______________________________________________________________________________
(Dollars in thousands)
                                                                    Estimated
                                                       Carrying          Fair
                                                          Value         Value
                                                    ____________  ____________
ASSETS
Balance sheet financial assets:
 Fixed maturities available for sale                   $275,563      $275,563
 Equity securities                                           33            33
 Mortgage loans on real estate                           31,459        30,979
 Short-term investments                                  12,631        12,631
 Cash and cash equivalents                                5,839         5,839
 Other receivables                                        4,214         4,214
 Separate account assets                              1,207,247     1,207,247
                                                    ___________________________
                                                      1,536,986     1,536,506

Deferred policy acquisition costs                        11,468            --
Present value of in force acquired                       83,051            --
Goodwill                                                 38,665            --
Deferred income taxes on fair value adjustments              --         7,741
Non-financial assets                                      3,095         3,095
                                                    ___________________________
Total assets                                         $1,673,265    $1,547,342
                                                    ===========================
LIABILITIES AND STOCKHOLDER'S EQUITY
Balance sheet financial liabilities:
  Future policy benefits (net of related policy
   loans):
   Annuity products                                    $280,076      $253,012
   Interest sensitive life products                       2,640         2,368
                                                    ___________________________
                                                        282,716       255,380
 Surplus note                                            25,000        28,878
 Separate account liabilities                         1,207,247     1,119,158
                                                    ___________________________
                                                      1,514,963     1,403,416
Non-financial liabilities                                17,818        17,818
                                                    ___________________________
Total liabilities                                     1,532,781     1,421,234
Stockholder's equity                                    140,484       126,108
                                                    ___________________________
Total liabilities and stockholder's equity           $1,673,265    $1,547,342
                                                    ===========================






The following methods and assumptions were used by the Company in estimating fair values.
  Fixed maturities: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.
  Equity securities: Estimated fair values of equity securities, which consist of the Company's investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of the individual securities comprising the individual portfolios underlying the separate accounts. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality.
  Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.
  Short-term investments, cash and cash equivalents, and other receivables:
Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.
  Deferred policy acquisition costs, present value of in force acquired and goodwill: For historical cost purposes, the recovery of policy acquisition costs and present value of in force acquired is based on the realization, among other things, of future interest spreads and gross premiums on in force business. Because these cash flows are considered in the computation of the future policy benefit cash flows, the deferred policy acquisition cost and present value of in force acquired balances do not appear on the estimated fair value balance sheet. Goodwill does not appear in the estimated fair value balance sheet because no cash flows are related to this asset.
  Separate account assets: Separate account assets represent the estimated fair values of the underlying securities in the Company's historical cost and estimated fair value basis balance sheets.
  Future policy benefits: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities. Estimated fair values are presented net of the estimated fair value of corresponding policy loans due to the interdependent nature of the cash flows associated with these items.
  Surplus note: Estimated fair value of the Company's surplus note was based upon discounted future cash flows using a discount rate approximating the Company's return on invested assets.
   Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenue from product charges, distribution fees or surrender charges.
    Deferred income taxes on fair value adjustments: Deferred income taxes have been reported at the statutory rate for the differences (except for those attributed to permanent differences) between the carrying value and estimated fair value of assets and liabilities set forth herein.
  Non-financial assets and liabilities: Values are presented at historical cost. Non-financial assets consist primarily of property and equipment, receivable from the Separate Accounts and restricted stock assets. Non-financial liabilities consist primarily of outstanding checks, guaranty fund assessments payable, payables for investments and suspense accounts.


At December 31, 1995, the carrying amounts reported for the financial instruments consisting primarily of short-term investments, policy loans, the adjustable principal amount promissory note and insurance and annuity reserves approximate fair value.

SFAS No. 107 and SFAS No. 119 require disclosure of estimated fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The above presentation should not be viewed as an appraisal as there are several factors, such as the fair value associated with customer or agent relationships and other intangible items, which have not been considered. In addition, interest rates and other assumptions might be modified if an actual appraisal were to be performed. Accordingly, the aggregate estimated fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

5.   ACQUISITION
________________________________________________________________________________

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly-owned subsidiary of Bankers Trust, pursuant to the terms of the Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. Subsequent to the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. Goodwill was established for the excess of the acquisition cost over the fair value of the net assets acquired and pushed down to Golden American. The acquisition cost is preliminary with respect to the final settlement of taxes with Bankers Trust and estimated expenses and, as a result, goodwill may change. The allocation of the purchase price to Golden American was approximately $139,872,000. The amount of goodwill relating to the acquisition was $39,254,000 at the acquisition date and is being amortized over 25 years on a straight line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value.

Pro Forma Information (Unaudited): The following pro forma information is presented as if the acquisition had occurred on January 1, 1995. The information is combined to reflect the purchase accounting in the pre-acquisition periods of January 1, 1996 through August 13, 1996 and for the year ended December 31, 1995. This information is intended for informational purposes only and may not be indicative of the Company's future results of operations.



Year ended December 31,                 1996                  1995
___________________________________________________________________
(Dollars in thousands)                     (Unaudited)
Revenues                             $35,955               $25,149
Net income                               799                 1,093


The primary pro forma effects are revised amortization of deferred policy acquisition costs, present value of in force acquired, unearned revenue, goodwill and the elimination of deferred tax benefits.

Present Value of In Force Acquired: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents the present value of in force acquired ("PVIF") which reflects the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the PVIF asset is as follows:

                                    POST-
                                 ACQUISITION               PRE-ACQUISITION
                                 _______________________________________________
                                     For the |    For the
                                      period |     period
                                      August |    January
                                    14, 1996 |    1, 1996       Year       Year
                                     through |    through      ended      ended
                                    December |     August   December   December
                                    31, 1996 |   13, 1996   31, 1995   31, 1994
                                 ____________| _________________________________
                                           (Dollars in thousands)
                                             |
Beginning balance                    $85,796 |     $6,057     $7,620     $9,784
Imputed interest                       2,465 |        273        548        696
Amortization                          (5,210)|     (1,224)    (2,100)    (2,860)
Adjustment for unrealized gains              |
 on available for sale securities         -- |         11        (11)        --
                                 ____________| _________________________________
Ending balance                       $83,051 |     $5,117     $6,057     $7,620
                                 ============  =================================

Pre-Acquisition PVIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit on September 30, 1992. See Note 8, contingent liability for additional information.





Interest is imputed on the unamortized balance of PVIF at rates of 7.70% to 7.80% for the period August 14, 1996 through December 31, 1996. PVIF is charged to expense and adjusted for the unrealized gains (losses) on available for sale securities. Based on current conditions and assumptions as to the future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the balance of the PVIF as of December 31, 1996, is as follows:


       Year                               Amount
_________________________________________________
                (Dollars in thousands)
        1997                              $9,664
        1998                              10,109
        1999                               9,243
        2000                               7,919
        2001                               6,798

6.  INCOME TAXES
________________________________________________________________________________

The Company files a federal income tax return separate from its parent company. Under the Internal Revenue Service Code, a newly acquired insurance company must file a separate return for 5 years. Deferred income taxes have been established based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

At December 31, 1995 and 1994, Golden American had net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $22,600,000 and $17,400,000, respectively. As a result of the election made in connection with the acquisition, the Company will be treated as a new taxpayer commencing on August 14, 1996. For the period August 14, 1996 through December 31, 1996, the Company incurred a NOL of $4,725,000.






















INCOME TAX EXPENSE
Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                     POST-ACQUISITION    PRE-ACQUISITION
                                     ____________________________________
                                       For the period |   For the period
                                      August 14, 1996 |  January 1, 1996
                                              through |          through
                                     December 31, 1996|  August 13, 1996
                                     _________________| _________________
                                             (Dollars in thousands)
                                                      |
Taxes provided in consolidated                        |
 statements of income - deferred                 $220 |          ($1,463)
                                                      |
Taxes provided in consolidated                        |
 statement of changes in                              |
 stockholder's equity on                              |
 unrealized gains - deferred                      145 |               --
                                     _________________| _________________
                                                 $365 |          ($1,463)
                                     =================| =================


































Income tax expense (credits) attributed to realized gains and losses on investments amounted to $15,000 and $(147,000) and for the periods August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996, respectively. The effective tax rate on income before income taxes and equity income (loss) is different from the prevailing federal income tax rate as follows:


                           POST-
                        ACQUISITION                  PRE-ACQUISITION
                        _______________________________________________________
                           For the  |    For the
                             period |      period
                         August 14, |  January 1,
                        1996 through| 1996 through    Year ended    Year ended
                        December 31,|  August 13,    December 31,  December 31,
                               1996 |        1996           1995          1994
                        ____________| _________________________________________
                                   (Dollars in thousands)
                                    |
Income before income                |
 taxes                         $570 |      $1,736         $3,364        $2,222
Income tax at federal               |
 statutory rate                 200 |         607          1,177           778
Tax effect (decrease) of:           |
 Realization of NOL                 |
  carryforwards                  -- |      (1,214)            --            --
 Dividends received                 |
  deduction                      -- |          --           (350)         (368)
 Other items                     20 |          --             17          (210)
 Valuation allowance             -- |        (856)          (844)         (200)
                        ____________| _________________________________________
Income tax expense                  |
 (benefit)                     $220 |     ($1,463)        $   --        $   --
                        ============| =========================================






















DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1996 and 1995 is as follows:

                                            POST-ACQUISITION   PRE-ACQUISITION
                                            ___________________________________
December 31,                                      1996       |       1995
____________________________________________________________ | ________________
                                                    (Dollars in thousands)
                                                             |
Deferred tax assets:                                         |
 Future policy benefits                             $19,102  |         $15,520
 Deferred policy acquisition costs                    1,985  |           3,666
 Goodwill                                             5,918  |              --
 Net operating loss carryforwards                     1,653  |           7,891
 Other                                                  235  |              57
                                            ________________ | ________________
                                                     28,893  |          27,134
Deferred tax liabilities:                                    |
 Net unrealized appreciation of available                    |
  for sale fixed maturity securities                    145  |              --
 Deferred policy acquisition costs                       --  |          23,560
 Unamortized cost assigned to present                        |
  value of in force acquired                         29,068  |           2,120
 Other                                                   45  |             598
                                            ________________ | ________________
                                                     29,258  |          26,278
                                                             |
Valuation allowance, for deferred tax assets             --  |            (856)
                                            ________________ | ________________
Deferred income tax liability                          $365  |          $   --
                                            ================ | ================

7.   RELATED PARTY TRANSACTIONS
________________________________________________________________________________

DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of December 31, 1996 are sold primarily through two broker/dealer institutions. For the periods August 14, 1996, through December 31, 1996 and January 1, 1996 through August 13, 1996, Golden American paid commissions to DSI totaling $9,995,000 and $17,070,000, respectively. For the years ended December 31, 1995, and 1994, commissions paid by Golden American to DSI aggregated $8,440,000 and $17,569,000, respectively.

Golden American charged DSI for various expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, with the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. For the year ended December 31, 1994 expenses allocated to DSI were $1,983,000.

Golden American provides certain managerial and supervisory services to DSI. In 1996 and 1995, this fee was calculated as a percentage of average assets in the variable separate accounts. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively. This fee was $987,000 for 1995.
On August 14, 1996, the Company began purchasing investment management services from an affiliate. Payments for these services totaled $72,000 through December 31, 1996. On August 14, 1996, all employees of Golden American, except wholesalers, became statutory employees of Equitable Life Insurance Company, an affiliate.

Surplus Note: On December 17, 1996, Golden American issued a surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026 and will accrue interest of 8.25% per annum until paid. The note and accrued interest thereon shall be subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made shall be subject to the prior approval of the Delaware Insurance Commissioner. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Line of Credit: Golden American maintains a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the current agreement, which became effective December 1, 1996 and expires on December 31, 1997, Golden American can borrow up to $25,000,000. Interest on any borrowings is charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. For the period August 14 through December 31, 1996, the Company paid $85,000 of interest under this agreement. At December 31, 1996, no amounts were outstanding under this agreement.

Short-term Debt: All short-term debt was repaid as of December 30, 1994. Interest paid during 1994 was $1,962,000. The repayment of amounts under this loan had been guaranteed by Bankers Trust.

Stockholder's Equity: On September 23, 1996, EIC Variable, Inc. (formally known as BT Variable, Inc.) contributed $50,000,000 of Preferred Stock to the Company's additional paid-in capital.

8.  COMMITMENTS AND CONTINGENCIES
________________________________________________________________________________

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust Company ("Bankers Trust") acquired from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit"), in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust had estimated that the contingent liability due from Golden American amounted to $439,000 at August 13, 1996 and December 31, 1995. At August 13, 1996 the balance of the escrow account established to fund the contingent liability was $4,293,000 ($4,150,000 at December 31, 1995).

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1996, Golden American had reinsurance treaties with reinsurers covering a significant portion of the mortality risks under its variable contracts with unaffiliated reinsurers. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance in force for life mortality risks were $58,368,000 and $24,709,000 at December 31, 1996 and 1995. Included in the
accompanying financial statements are net considerations to reinsurers of $875,000, $600,000, $2,800,000 and $2,400,000 and net policy benefits recoveries of $654,000, $1,267,000, $3,500,000 and $1,900,000 for the periods
August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996 and the years ended 1995 and 1994, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $10,000 and $56,000 for the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through December 31, respectively. In 1995 and 1994, net income was reduced by $109,000 and $27,000, respectively.

Guaranty Fund Assessments: Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. Based upon information currently available from the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA), the Company believes that it is probable these insolvencies will result in future assessments which could be material to the Company's financial statements if the Company's reserve is not sufficient. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of information from the NOLHGA annual report. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums levels as well as its potential for premium tax offset. Accordingly, the Company accrued and charged to expense an additional $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1996, the Company has an undiscounted reserve of $771,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $3,000 for assessments paid which may be recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future insurance guaranty fund assessments, based upon previous premium levels, and known insolvencies at this time.

Litigation: In the ordinary course of business, the Company is engaged in litigation, none of which management believes is material.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. A significant portion of the Company's sales are generated by two broker/dealers. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition.

Other Commitments: At December 31, 1996, outstanding commitments to fund mortgage loans on real estate totaled $14,250,000.

                     APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

     Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

     Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

     A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

     Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba: Judged to have speculative elements; their future cannot be considered as well assured.

     B:   Generally lack characteristics of the desirable investment.

     Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:  Speculative in a high degree; often in default.

     C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

     AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

     AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A:   Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories -- this group is the lowest which qualifies for commercial bank investment.

     BB, B,
     CCC,
     CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.